UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08073

STATE FARM VARIABLE PRODUCT TRUST

(Exact name of registrant as specified in charter)

One State Farm Plaza	61710-0001
Bloomington, IL
(Address of principal executive offices)	(Zip code)

Alan Goldberg
Paul J. Smith	Stradley Ronon Stevens & Young
One State Farm Plaza	191 North Wacker Dr., Suite 1601
Bloomington, Illinois 61710-0001	Chicago, Illinois 60606
(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-888-702-2307

Date of fiscal year end: 12/31/2017

Date of reporting period: 03/31/2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2017

(Unaudited)

	Shares	Value
Common Stocks (98.21%)
Consumer Discretionary (13.74%)
Amazon.com Inc. (a)	500	$443,270
AutoZone Inc. (a)	500	361,525
CBS Corp. Class B	5,700	395,352
Comcast Corp. Class A	19,100	717,969
Darden Restaurants Inc.	4,700	393,249
DISH Network Corp. Class A (a)	5,700	361,893
Domino’s Pizza Inc.	2,100	387,030
Foot Locker Inc.	5,200	389,012
Home Depot Inc., The	9,200	1,350,836
Lear Corp.	2,800	396,424
Lowe’s Companies Inc.	4,800	394,608
Michael Kors Holdings Ltd. (a)	7,400	282,014
Netflix Inc. (a)	3,200	472,992
NIKE Inc. Class B	5,100	284,223
Omnicom Group Inc.	3,800	327,598
O’Reilly Automotive Inc. (a)	2,600	701,584
Priceline Group Inc., The (a)	100	177,997
Target Corp.	4,800	264,912
Ulta Beauty Inc. (a)	1,700	484,891
VF Corp.	11,475	630,781
Viacom Inc. Class B	7,700	358,974

		9,577,134

Consumer Staples (10.42%)
Clorox Co., The	2,400	323,592
Colgate-Palmolive Co.	14,300	1,046,617
Constellation Brands Inc. Class A	2,900	470,003
CVS Health Corp.	8,400	659,400
Dr Pepper Snapple Group Inc.	7,800	763,776
General Mills Inc.	11,200	660,912
Hershey Co., The	3,800	415,150
Hormel Foods Corp.	18,800	651,044
Kellogg Co.	4,100	297,701
Kroger Co., The	13,000	383,370
PepsiCo Inc.	10,100	1,129,786
Sysco Corp.	8,800	456,896

		7,258,247

Energy (6.05%)
Chevron Corp.	7,940	852,518
Continental Resources Inc. (a)	5,100	231,642
EOG Resources Inc.	7,400	721,870
Exxon Mobil Corp.	6,445	528,554
Halliburton Co.	11,665	574,035
ONEOK Inc.	6,700	371,448
RSP Permian Inc. (a)	8,810	364,998
Tesoro Corp.	2,600	210,756
Williams Companies Inc., The	12,100	358,039

		4,213,860

Financials (11.28%)
Ally Financial Inc.	15,700	319,181
American International Group Inc.	10,100	630,543
Bank of America Corp.	52,520	1,238,947
BB&T Corp.	14,530	649,491

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Chubb Ltd.	5,200	$708,500
Discover Financial Services	5,400	369,306
Intercontinental Exchange Inc.	11,500	688,505
JPMorgan Chase & Co.	13,310	1,169,150
Lincoln National Corp.	6,000	392,700
Morgan Stanley	6,200	265,608
Reinsurance Group of America Inc.	2,100	266,658
Wells Fargo & Co.	20,900	1,163,294

		7,861,883

Health Care (14.03%)
Abbott Laboratories	19,300	857,113
Aetna Inc.	8,500	1,084,175
Align Technology Inc. (a)	3,800	435,898
Baxter International Inc.	6,900	357,834
Becton, Dickinson and Co.	3,700	678,728
Cardinal Health Inc.	4,300	350,665
Cigna Corp.	4,700	688,503
Edwards Lifesciences Corp. (a)	6,200	583,234
Gilead Sciences Inc.	5,800	393,936
HCA Holdings Inc. (a)	5,100	453,849
Henry Schein Inc. (a)	2,000	339,940
IDEXX Laboratories Inc. (a)	3,400	525,674
Intuitive Surgical Inc. (a)	400	306,588
Ionis Pharmaceuticals Inc. (a)	7,500	301,500
Johnson & Johnson	12,300	1,531,965
Mettler-Toledo International Inc. (a)	900	431,019
UnitedHealth Group Inc.	2,800	459,228

		9,779,849

Industrials (10.72%)
American Airlines Group Inc.	7,100	300,330
Boeing Co., The	4,020	710,977
Cintas Corp.	3,000	379,620
Delta Air Lines Inc.	7,800	358,488
FedEx Corp.	3,500	683,025
General Dynamics Corp.	3,950	739,440
Honeywell International Inc.	5,800	724,246
Huntington Ingalls Industries Inc.	2,000	400,480
Lockheed Martin Corp.	1,900	508,440
Nielsen Holdings PLC	6,700	276,777
Spirit AeroSystems Holdings Class A	6,500	376,480
Toro Co., The	5,900	368,514
Union Pacific Corp.	6,600	699,072
United Continental Holdings Inc. (a)	6,100	430,904
United Rentals Inc. (a)	4,100	512,705

		7,469,498

Information Technology (22.55%)
Accenture PLC Class A	8,960	1,074,125
Activision Blizzard Inc.	9,900	493,614
Akamai Technologies Inc. (a)	5,700	340,290
Alliance Data Systems Corp.	4,600	1,145,400
Alphabet Inc. Class A (a)	812	688,414

See accompanying notes to schedules of investments.	1

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Amdocs Ltd.	11,300	$689,187
Apple Inc.	3,300	474,078
Automatic Data Processing Inc.	4,200	430,038
Booz Allen Hamilton Holding Corp.	18,661	660,413
Broadridge Financial Solutions Inc.	5,800	394,110
Cadence Design Systems Inc. (a)	16,600	521,240
CDW Corp. of Delaware	9,400	542,474
F5 Networks Inc. (a)	3,200	456,224
Intel Corp.	12,100	436,447
International Business Machines Corp.	1,900	330,866
Intuit Inc.	4,100	475,559
Lam Research Corp.	7,600	975,536
Microsoft Corp.	5,325	350,704
NVIDIA Corp.	8,700	947,691
Oracle Corp.	16,000	713,760
PayPal Holdings Inc. (a)	16,400	705,528
QUALCOMM Inc.	6,200	355,508
ServiceNow Inc. (a)	4,200	367,374
Skyworks Solutions Inc.	6,100	597,678
Symantec Corp.	12,100	371,228
Texas Instruments Inc.	10,490	845,074
Zillow Group Inc. Class C (a)	9,900	333,333

		15,715,893

Materials (2.75%)
LyondellBasell Industries NV Class A	3,900	355,641
Packaging Corporation of America	3,600	329,832
Sherwin-Williams Co., The	2,525	783,230
Southern Copper Corp.	12,500	448,625

		1,917,328

Real Estate (2.42%)
American Tower Corp.	3,300	401,082
Public Storage	2,975	651,257
Simon Property Group Inc.	3,700	636,511

		1,688,850

Telecommunication Services (2.20%)
AT&T Inc.	24,750	1,028,362
T-Mobile US Inc. (a)	7,800	503,803

		1,532,165

	Shares	Value
Common Stocks (Cont.)
Utilities (2.05%)
NextEra Energy Inc.	5,600	$718,872
WEC Energy Group Inc.	11,700	709,371

		1,428,243

Total Common Stocks
(cost $57,656,435)		68,442,950

Short-term Investments (2.06%)
JPMorgan U.S. Government Money Market Fund Capital Shares	1,436,631	1,436,631

Total Short-term Investments
(cost $1,436,631)		1,436,631

TOTAL INVESTMENTS (100.27%)
(cost $59,093,066)		69,879,581
LIABILITIES, NET OF OTHER ASSETS (-0.27%)		(184,816)

NET ASSETS (100.00%)		$69,694,765

(a)	Non-income producing security.

2	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2017

(Unaudited)

	Shares	Value
Common Stocks (97.18%)
Consumer Discretionary (10.62%)
American Axle & Manufacturing Holdings Inc. (a)	20,000	$375,600
Big 5 Sporting Goods Corp.	21,600	326,160
Brunswick Corp.	6,230	381,276
Burlington Stores Inc. (a)	3,410	331,759
Container Store Group Inc., The (a)	34,500	145,935
Cooper Tire & Rubber Co.	8,300	368,105
Cooper-Standard Holdings Inc. (a)	4,300	476,999
Dollar Tree Inc. (a)	2,530	198,504
Expedia Inc.	3,950	498,372
Fossil Group Inc. (a)	11,700	204,165
LGI Homes Inc. (a)	13,100	444,221
Live Nation Entertainment Inc. (a)	9,770	296,715
Mohawk Industries Inc. (a)	2,400	550,776
Newell Brands Inc.	9,250	436,322
Norwegian Cruise Line Holdings Ltd. (a)	6,660	337,862
Office Depot Inc.	84,900	396,058
Tailored Brands Inc.	19,400	289,836
Thor Industries Inc.	4,160	399,901
Time Inc.	19,200	371,520
Tractor Supply Co.	3,490	240,705
Ulta Beauty Inc. (a)	780	222,479

		7,293,270

Consumer Staples (5.48%)
Casey’s General Stores Inc.	2,130	239,092
Central Garden & Pet Co. Class A (a)	22,700	788,144
Constellation Brands Inc. Class A	2,200	356,554
Fresh Del Monte Produce Inc.	5,400	319,842
Pinnacle Foods Inc.	9,730	563,075
Sanderson Farms Inc.	4,600	477,664
Snyder’s-Lance Inc.	11,000	443,410
Spectrum Brands Holdings Inc.	1,950	271,070
SUPERVALU Inc. (a)	79,400	306,484

		3,765,335

Energy (4.73%)
Concho Resources Inc. (a)	2,140	274,649
Continental Resources Inc. (a)	4,970	225,737
Devon Energy Corp.	9,770	407,604
Diamondback Energy Inc. (a)	2,750	285,216
Newfield Exploration Co. (a)	9,710	358,396
Renewable Energy Group Inc. (a)	30,600	319,770
Sanchez Energy Corp. (a)	35,700	340,578
Scorpio Tankers Inc.	56,600	251,304
Ship Finance International Ltd.	21,400	314,580
Western Refining Inc.	13,500	473,445

		3,251,279

Financials (20.29%)
American Equity Investment Life Holding Co.	23,200	548,216

	Shares	Value
Common Stocks (Cont.)
Financials (cont.)
Argo Group International Holdings Ltd.	7,040	$477,312
Banco Latinoamericano de Comercio Exterior SA	12,300	341,202
Bank of the Ozarks Inc.	8,850	460,288
Beneficial Bancorp Inc.	22,100	353,600
Capital Bank Financial Corp. Class A	10,200	442,680
Capitol Federal Financial Inc.	25,400	371,602
Clifton Bancorp Inc.	24,200	391,798
E*TRADE Financial Corp. (a)	9,950	347,156
East West Bancorp Inc.	8,820	455,200
Employers Holdings Inc.	10,100	383,295
Enstar Group Ltd. (a)	1,800	344,340
First BanCorp (a)	50,000	282,500
First Republic Bank	5,010	469,988
Heartland Financial USA Inc.	6,700	334,665
Intercontinental Exchange Inc.	7,950	475,966
Investors Bancorp Inc.	29,500	424,210
Kearny Financial Corp.	30,700	462,035
KeyCorp	27,360	486,461
National Western Life Group Inc. Class A	1,500	456,240
Nelnet Inc. Class A	9,100	399,126
Northwest Bancshares Inc.	29,300	493,412
Ocwen Financial Corp. (a)	72,500	396,575
OneBeacon Insurance Group Ltd. Class A	26,200	419,200
Progressive Corp., The	12,590	493,276
Provident Financial Services Inc.	15,300	395,505
Raymond James Financial Inc.	4,570	348,508
Safety Insurance Group Inc.	5,200	364,520
Selective Insurance Group Inc.	14,000	660,100
Signature Bank (a)	1,920	284,909
Tristate Capital Holdings Inc. (a)	15,600	364,260
Walker & Dunlop Inc. (a)	8,700	362,703
Western Alliance Bancorp (a)	13,150	645,534

		13,936,382

Health Care (7.13%)
Dentsply Sirona Inc.	8,060	503,265
Hologic Inc. (a)	8,200	348,910
Insulet Corp. (a)	9,640	415,388
Kindred Healthcare Inc.	48,300	403,305
LHC Group Inc. (a)	7,200	388,080
NuVasive Inc. (a)	8,150	608,642
Perrigo Co. PLC	6,150	408,298
PRA Health Sciences Inc. (a)	4,530	295,492
Teleflex Inc.	3,150	610,250
Triple-S Management Corp. Class B (a)	15,900	279,363
Universal Health Services Inc. Class B	2,310	287,480
Wright Medical Group NV (a)	11,150	346,988

		4,895,461

See accompanying notes to schedules of investments.	3

STATE FARM VARIABLE PRODUCT TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (15.71%)
A.O. Smith Corp.	13,750	$703,449
ABM Industries Inc.	10,100	440,360
Acco Brands Corp. (a)	34,200	449,730
Acuity Brands Inc.	970	197,880
Aircastle Ltd.	15,000	361,950
AMETEK Inc.	7,600	411,008
Fortive Corp.	7,310	440,208
GATX Corp.	9,600	585,216
General Cable Corp.	13,100	235,145
Gibraltar Industries Inc. (a)	4,600	189,520
Greenbrier Companies Inc., The	9,600	413,760
JetBlue Airways Corp. (a)	18,630	383,964
Kratos Defense & Security Solutions Inc. (a)	42,800	332,984
Lennox International Inc.	2,390	399,847
Meritor Inc. (a)	23,000	393,990
Middleby Corp., The (a)	4,920	671,334
Oshkosh Corp.	7,850	538,432
Quanta Services Inc. (a)	11,060	410,437
Rush Enterprises Inc. Class A (a)	6,800	224,944
SkyWest Inc.	19,900	681,575
Snap-on Inc.	2,040	344,087
Tetra Tech Inc.	20,700	845,595
Textainer Group Holdings Ltd.	18,100	276,930
UniFirst Corp.	2,700	381,915
Waste Connections Inc.	5,400	476,388

		10,790,648

Information Technology (16.97%)
Advanced Micro Devices Inc. (a)	65,400	951,570
AVX Corp.	22,200	363,636
Benchmark Electronics Inc. (a)	13,400	426,120
Cadence Design Systems Inc. (a)	6,160	193,424
CoStar Group Inc. (a)	2,920	605,082
Diebold Nixdorf Inc.	13,800	423,660
ePlus inc. (a)	2,800	378,140
Euronet Worldwide Inc. (a)	5,230	447,270
FleetCor Technologies Inc. (a)	1,970	298,317
Fortinet Inc. (a)	12,460	477,841
Gartner Inc. (a)	1,860	200,861
Lam Research Corp.	3,220	413,319
Marvell Technology Group Ltd.	33,930	517,772
MAXIMUS Inc.	4,600	286,120
Microsemi Corp. (a)	4,230	217,972
NETGEAR Inc. (a)	7,000	346,850
ON Semiconductor Corp. (a)	18,490	286,410
Palo Alto Networks Inc. (a)	1,730	194,936
Sanmina Corp. (a)	20,400	828,241
Skyworks Solutions Inc.	3,270	320,395
Sykes Enterprises Inc. (a)	12,600	370,440
Tech Data Corp. (a)	3,800	356,820
Total System Services Inc.	9,120	487,555
TTM Technologies Inc. (a)	45,100	727,463
Tyler Technologies Inc. (a)	1,940	299,846
Ultimate Software Group Inc., The (a)	1,960	382,612
Unisys Corp. (a)	30,600	426,870

	Shares	Value
Common Stocks (Cont.)
Information Technology (cont.)
Vishay Intertechnology Inc.	26,100	$429,345

		11,658,887

Materials (5.73%)
Axalta Coating Systems Ltd. (a)	13,310	428,582
Cliffs Natural Resources Inc. (a)	53,700	440,877
Eagle Materials Inc.	5,480	532,327
Innophos Holdings Inc.	6,700	361,599
Rayonier Advanced Materials Inc.	29,900	402,155
Ryerson Holding Corp. (a)	35,300	444,780
Schnitzer Steel Industries Inc. Class A	18,300	377,895
Sherwin-Williams Co., The	1,610	499,406
Vulcan Materials Co.	3,740	450,595

		3,938,216

Real Estate (5.77%)
Brixmor Property Group Inc.	22,710	487,357
Colony Starwood Homes	13,100	444,745
Equinix Inc.	1,910	764,707
Extra Space Storage Inc.	1,980	147,292
Farmland Partners Inc.	12,500	139,625
Healthcare Realty Trust Inc.	13,500	438,750
Hudson Pacific Properties Inc.	10,900	377,576
Monogram Residential Trust Inc.	35,900	357,923
Prologis Inc.	7,870	408,296
Summit Hotel Properties Inc.	24,800	396,304

		3,962,575

Telecommunication Services (0.83%)
ATN International Inc.	4,200	295,764
Windstream Holdings Inc.	49,800	271,410

		567,174

Utilities (3.92%)
American Water Works Co. Inc.	5,020	390,405
Edison International	3,840	305,702
MDU Resources Group Inc.	11,530	315,576
Middlesex Water Co.	10,500	387,976
Otter Tail Corp.	10,500	397,950
Spire Inc.	6,400	432,000
WGL Holdings Inc.	5,600	462,168

		2,691,777

Total Common Stocks
(cost $58,024,708)		66,751,004

4	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017

(Unaudited)

	Shares	Value
Short-term Investments (3.36%)
JPMorgan U.S. Government Money Market Fund Capital Shares	2,309,333	$2,309,333

Total Short-term Investments
(cost $2,309,333)		2,309,333

TOTAL INVESTMENTS (100.54%)
(cost $60,334,041)		69,060,337
LIABILITIES, NET OF OTHER ASSETS (-0.54%)		(368,935)

NET ASSETS (100.00%)		$68,691,402

(a)	Non-income producing security.

See accompanying notes to schedules of investments.	5

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2017

(Unaudited)

	Shares	Value
Common Stocks (95.75%)
Argentina (0.50%)
MercadoLibre Inc.	1,082	$228,811

Australia (3.21%)
Domino’s Pizza Enterprises Ltd.	22,141	983,142
REA Group Ltd.	10,924	495,164

		1,478,306

Austria (0.27%)
Erste Group Bank AG	3,906	127,195

Belgium (1.02%)
Anheuser-Busch InBev SA/NV	4,305	472,576

Brazil (0.12%)
Ambev SA	4,900	28,549
Ambev SA ADR	4,880	28,109

		56,658

Canada (3.99%)
Barrick Gold Corp.	5,434	103,191
Constellation Software Inc.	1,014	498,289
Dollarama Inc.	9,448	782,994
Element Fleet Management Corp.	49,103	454,531

		1,839,005

China (4.21%)
Alibaba Group Holding Ltd. Sponsored ADR (a)	11,410	1,230,340
Ctrip.com International Ltd. ADR (a)	14,425	708,989

		1,939,329

Colombia (1.68%)
Bancolombia SA Sponsored ADR	6,623	264,059
Cementos Argos SA	48,897	200,691
Grupo Argos SA	11,678	82,214
Grupo Aval Acciones y Valores SA ADR	7,370	60,213
Grupo de Inversiones Suramericana	12,145	165,089

		772,266

Denmark (0.94%)
Novo Nordisk A/S Class B	12,614	433,213

France (10.16%)
AXA SA	15,227	394,002
Cie Generale des Etablissements Michelin Class B	3,863	469,181
Dassault Systemes SA	5,517	477,552
Essilor International SA	4,289	521,150
Hermes International	74	35,059
JC Decaux SA	5,908	207,925
L’Oreal SA	2,114	406,277
Pernod Ricard SA	3,934	465,424
Schneider Electric SE (Paris)	5,450	399,019
UbiSoft Entertainment SA (a)	8,759	374,184
Unibail-Rodamco SE (Amsterdam)	1,845	431,243

	Shares	Value
Common Stocks (Cont.)
France (Cont.)
Unibail-Rodamco SE (Paris)	87	$20,335
Vivendi	24,490	476,145

		4,677,496

Germany (11.37%)
adidas AG	1,802	342,760
Allianz SE Reg.	2,188	405,327
Bayer AG Reg.	12,643	1,457,330
Deutsche Boerse AG	57	5,240
Deutsche Boerse AG Tendered Shares (a)	1,055	96,689
Fresenius SE & Co. KGaA	3,951	317,510
Linde AG	2,442	406,660
SAP SE	4,084	400,739
Scout24 AG (a) (b)	17,473	584,370
Wirecard AG	21,996	1,217,851

		5,234,476

Hong Kong (2.62%)
MGM China Holdings Ltd.	6,000	12,508
Tencent Holdings Ltd.	41,600	1,192,624

		1,205,132

India (2.41%)
HDFC Bank Ltd. ADR	9,454	711,130
Makemytrip Ltd. (a)	11,552	399,699

		1,110,829

Ireland (2.19%)
Alkermes PLC (a)	4,212	246,402
Ryanair Holdings PLC SP ADR (a)	9,166	760,595

		1,006,997

Israel (0.65%)
Teva Pharmaceutical Industries Ltd. Sponsored ADR	9,289	298,084

Japan (10.83%)
Dentsu Inc.	5,200	282,116
Fanuc Corp.	6,100	1,250,355
Hoya Corp.	5,300	254,979
Japan Tobacco Inc.	8,100	263,234
Kusuri no Aoki Holdings Co. Ltd.	9,900	441,512
MISUMI Group Inc.	38,900	703,016
NEXT Co. Ltd.	72,700	493,025
Olympus Corp.	4,800	184,532
SMC Corp.	900	266,128
START TODAY Co. Ltd.	15,500	342,913
Tokio Marine Holdings Inc.	12,000	506,171

		4,987,981

Malaysia (0.02%)
Genting BHD Warrants (a)	21,382	7,585

6	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Mexico (0.42%)
Becle SAB de CV (a)	1,800	$3,191
Fibra Uno Administracion SA de CV	17,500	29,920
Grupo Televisa SAB Sponsored ADR	6,196	160,724

		193,835

Netherlands (7.19%)
ASML Holding NV	12,361	1,640,427
Heineken NV	6,020	512,486
InterXion Holding NV (a)	29,241	1,156,774

		3,309,687

Norway (0.23%)
Statoil ASA	6,317	107,929

Spain (0.86%)
Banco Bilbao Vizcaya Argentaria SA	51,267	397,608

Sweden (1.70%)
Atlas Copco AB Class A	15,863	559,945
Investor AB B Shares	5,289	222,641

		782,586

Switzerland (6.83%)
Compagnie Financiere Richemont SA Reg.	5,033	397,956
Julius Baer Group Ltd.	14,228	710,228
LafargeHolcim Ltd. Reg.	4,621	273,113
Nestle SA Reg.	6,697	513,817
Novartis AG Reg.	5,637	418,421
Roche Holding AG	1,763	450,233
UBS Group AG	23,730	379,765

		3,143,533

United Kingdom (15.54%)
Abcam PLC	31,696	327,821
ASOS PLC (a)	5,107	386,793
British Land Company PLC	13,997	106,975
Dechra Pharmaceuticals PLC	24,314	509,951
Diageo PLC	14,483	414,358
Domino’s Pizza Group PLC	167,548	648,236
Great Portland Estates PLC	6,966	56,861
Hargreaves Lansdown PLC	40,724	663,811
Indivior PLC	15,362	61,995
Land Securities Group PLC	9,148	121,378
Liberty Global PLC Class A (a)	3,434	123,178
Liberty Global PLC LiLAC A (a)	324	7,206
Liberty Global PLC LiLAC C (a)	383	8,824
Liberty Global PLC Series C (a)	3,076	107,783
Lloyds Banking Group PLC	495,364	411,610
Paysafe Group PLC (a)	81,789	479,166
Reckitt Benckiser Group PLC	12,187	1,112,506
Rolls-Royce Holdings PLC	45,949	434,074
Shire PLC	10,032	585,846
Standard Chartered PLC (a)	48,414	462,820

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
Weir Group PLC, The	5,148	$123,645

		7,154,837

United States (6.79%)
Coherent Inc. (a)	1,236	254,171
Las Vegas Sands Corp.	20,192	1,152,357
Norwegian Cruise Line Holdings Ltd. (a)	6,945	352,320
Schlumberger Ltd.	9,537	744,840
Wynn Resorts Ltd.	5,420	621,186

		3,124,874

Total Common Stocks
(cost $38,343,759)		44,090,828

Preferred Stocks (1.21%)
Colombia (0.15%)
Grupo Argos SA	7,187	47,997
Grupo de Inversiones Suramericana, 0.00%	1,669	22,176

		70,173

Germany (1.06%)
Sartorius AG, 0.00%	5,552	487,156

Total Preferred Stocks
(cost $494,858)		557,329

Short-term Investments (2.65%)
State Street Institutional U.S. Government Money Market Fund Premier Class	1,219,327	1,219,327

Total Short-term Investments
(cost $1,219,327)		1,219,327

TOTAL INVESTMENTS (99.61%)
(cost $40,057,944)		45,867,484
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.39%)		178,850

NET ASSETS (100.00%)		$46,046,334

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in a transaction exempt from registration, normally to a qualified institutional buyer. At March 31, 2017, the value of this security amounted to $584,370 or 1.27% of net assets.

ADR - American Depositary Receipt

See accompanying notes to schedules of investments.	7

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017

(Unaudited)

FOREIGN CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$13,549,420	29.54
United States Dollar	10,948,312	23.87
British Pound	6,907,846	15.06
Japanese Yen	4,987,981	10.88
Swiss Franc	3,143,533	6.85
Canadian Dollar	1,735,814	3.78
Australian Dollar	1,478,306	3.22
Hong Kong Dollar	1,205,132	2.63
Swedish Krona	782,586	1.71
Colombian Peso	518,167	1.13
Danish Krone	433,213	0.94
Norwegian Krone	107,929	0.24
Mexican Peso	33,111	0.07
Brazilian Real	28,549	0.06
Malaysian Ringgit	7,585	0.02

Total Investments	$45,867,484	100.00%

SECTOR CLASSIFICATIONS

Sector	Value	%
Consumer Discretionary	$10,005,768	21.73
Information Technology	9,735,298	21.14
Health Care	6,554,623	14.23
Financials	6,460,305	14.03
Consumer Staples	4,662,039	10.12
Industrials	4,496,777	9.77
Materials	1,113,866	2.42
Energy	852,769	1.85
Real Estate	766,712	1.67

Total Stocks	44,648,157	96.96
Short-term Investments	1,219,327	2.65
Cash and Other Assets, Net of Liabilities	178,850	0.39

Net Assets	$46,046,334	100.00%

8	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

March 31, 2017

(Unaudited)

	Shares	Value
Common Stocks (97.98%)
Consumer Discretionary (12.08%)
Advance Auto Parts Inc.	2,323	$344,409
Amazon.com Inc. (a)	12,522	11,101,254
AutoNation Inc. (a)	2,166	91,600
AutoZone Inc. (a)	909	657,252
Bed Bath & Beyond Inc.	4,716	186,093
Best Buy Co. Inc.	8,537	419,594
BorgWarner Inc.	6,271	262,065
CarMax Inc. (a)	5,915	350,286
Carnival Corp.	13,207	778,024
CBS Corp. Class B	11,784	817,338
Charter Communications Inc. Class A (a)	6,787	2,221,521
Chipotle Mexican Grill Inc. (a)	913	406,760
Coach Inc.	8,992	371,639
Comcast Corp. Class A	149,655	5,625,531
Darden Restaurants Inc.	3,885	325,058
Delphi Automotive PLC	8,542	687,546
Discovery Communications Inc. Class A (a)	4,016	116,825
Discovery Communications Inc. Class C (a)	7,317	207,144
DISH Network Corp. Class A (a)	7,140	453,319
Dollar General Corp.	8,012	558,677
Dollar Tree Inc. (a)	7,375	578,642
DR Horton Inc.	10,651	354,785
Expedia Inc.	3,839	484,367
Foot Locker Inc.	4,271	319,514
Ford Motor Co.	123,137	1,433,315
GAP Inc., The	6,917	168,014
Garmin Ltd.	3,594	183,689
General Motors Co.	43,183	1,526,951
Genuine Parts Co.	4,697	434,050
Goodyear Tire & Rubber Co., The	7,902	284,472
H&R Block Inc.	6,576	152,892
Hanesbrands Inc.	11,673	242,331
Harley-Davidson Inc.	5,598	338,679
Hasbro Inc.	3,540	353,363
Home Depot Inc., The	38,530	5,657,360
Interpublic Group of Companies Inc., The	12,503	307,199
Kohl’s Corp.	5,562	221,423
L Brands Inc.	7,418	349,388
Leggett & Platt Inc.	4,189	210,790
Lennar Corp. Class A	6,432	329,254
LKQ Corp. (a)	9,910	290,066
Lowe’s Companies Inc.	27,412	2,253,541
Macy’s Inc.	9,636	285,611
Marriott International Inc. Class A	9,953	937,374
Mattel Inc.	10,599	271,440
McDonald’s Corp.	25,904	3,357,417
Michael Kors Holdings Ltd. (a)	5,188	197,715
Mohawk Industries Inc. (a)	1,996	458,062
Netflix Inc. (a)	13,618	2,012,877
Newell Brands Inc.	15,216	717,739
News Corp. Class A	11,366	147,758
News Corp. Class B	3,619	48,856
NIKE Inc. Class B	41,897	2,334,920

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Nordstrom Inc.	3,499	$162,948
Omnicom Group Inc.	7,432	640,713
O’Reilly Automotive Inc. (a)	2,910	785,234
Priceline Group Inc., The (a)	1,555	2,767,853
PulteGroup Inc.	8,950	210,773
PVH Corp.	2,492	257,847
Ralph Lauren Corp.	1,762	143,814
Ross Stores Inc.	12,459	820,674
Royal Caribbean Cruises Ltd.	5,321	522,043
Scripps Networks Interactive Class A	3,093	242,398
Signet Jewelers Ltd.	2,197	152,186
Staples Inc.	19,509	171,094
Starbucks Corp.	46,105	2,692,071
Target Corp.	17,454	963,286
TEGNA Inc.	6,584	168,682
Tiffany & Co.	3,350	319,255
Time Warner Inc.	24,510	2,394,872
TJX Companies Inc., The	20,671	1,634,663
Tractor Supply Co.	4,139	285,467
TripAdvisor Inc. (a)	3,492	150,715
Twenty-First Century Fox Inc. Class A	33,595	1,088,142
Twenty-First Century Fox Inc. Class B	15,092	479,624
Ulta Beauty Inc. (a)	1,866	532,239
Under Armour Inc. Class A (a)	5,882	116,346
Under Armour Inc. Class C (a)	5,923	108,391
VF Corp.	10,344	568,610
Viacom Inc. Class B	10,930	509,557
Walt Disney Co., The	46,007	5,216,734
Whirlpool Corp.	2,320	397,486
Wyndham Worldwide Corp.	3,310	279,000
Wynn Resorts Ltd.	2,512	287,900
Yum! Brands Inc.	10,647	680,343

		78,976,749

Consumer Staples (9.12%)
Altria Group Inc.	61,449	4,388,688
Archer-Daniels-Midland Co.	18,155	835,856
Brown-Forman Corp. Class B	5,685	262,533
Campbell Soup Co.	6,109	349,679
Church & Dwight Co. Inc.	8,142	406,042
Clorox Co., The	4,054	546,601
Coca-Cola Co., The	121,999	5,177,638
Colgate-Palmolive Co.	27,835	2,037,244
Conagra Brands Inc.	13,035	525,832
Constellation Brands Inc. Class A	5,474	887,171
Costco Wholesale Corp.	13,874	2,326,531
Coty Inc. Class A	14,692	266,366
CVS Health Corp.	32,398	2,543,243
Dr Pepper Snapple Group Inc.	5,783	566,271
Estee Lauder Companies Inc. Class A, The	7,048	597,600
General Mills Inc.	18,315	1,080,768
Hershey Co., The	4,396	480,263
Hormel Foods Corp.	8,353	289,264
JM Smucker Co., The	3,709	486,176
Kellogg Co.	7,961	578,048

See accompanying notes to schedules of investments.	9

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (Cont.)
Kimberly-Clark Corp.	11,283	$1,485,181
Kraft Heinz Co., The	18,801	1,707,319
Kroger Co., The	29,153	859,722
McCormick & Company Inc.	3,606	351,765
Mead Johnson Nutrition Co. Class A	5,741	511,408
Molson Coors Brewing Co. Class B	5,817	556,745
Mondelez International Inc. Class A	48,188	2,075,939
Monster Beverage Corp. (a)	12,714	587,005
PepsiCo Inc.	45,181	5,053,947
Philip Morris International Inc.	48,994	5,531,423
Procter & Gamble Co., The	80,839	7,263,396
Reynolds American Inc.	26,278	1,656,040
Sysco Corp.	15,869	823,918
Tyson Foods Inc. Class A	9,167	565,696
Walgreens Boots Alliance Inc.	26,967	2,239,609
Wal-Mart Stores Inc.	47,653	3,434,828
Whole Foods Market Inc.	10,088	299,815

		59,635,570

Energy (6.45%)
Anadarko Petroleum Corp.	17,643	1,093,866
Apache Corp.	11,963	614,779
Baker Hughes Inc.	13,377	800,212
Cabot Oil & Gas Corp.	14,736	352,338
Chesapeake Energy Corp. (a)	24,113	143,231
Chevron Corp.	59,942	6,435,973
Cimarex Energy Co.	2,998	358,231
Concho Resources Inc. (a)	4,714	604,995
ConocoPhillips	39,109	1,950,366
Devon Energy Corp.	16,442	685,960
EOG Resources Inc.	18,335	1,788,579
EQT Corp.	5,414	330,795
Exxon Mobil Corp.	131,167	10,757,006
Halliburton Co.	27,318	1,344,319
Helmerich & Payne Inc.	3,501	233,062
Hess Corp.	8,319	401,059
Kinder Morgan Inc.	60,539	1,316,118
Marathon Oil Corp.	26,538	419,300
Marathon Petroleum Corp.	16,643	841,137
Murphy Oil Corp.	4,841	138,404
National-Oilwell Varco Inc.	11,849	475,026
Newfield Exploration Co. (a)	6,416	236,815
Noble Energy Inc.	13,563	465,753
Occidental Petroleum Corp.	24,112	1,527,736
ONEOK Inc.	6,823	378,267
Phillips 66	13,952	1,105,277
Pioneer Natural Resources Co.	5,363	998,751
Range Resources Corp.	5,667	164,910
Schlumberger Ltd.	44,118	3,445,616
Southwestern Energy Co. (a)	16,102	131,553
TechnipFMC PLC (a)	14,759	479,668
Tesoro Corp.	3,688	298,949
Transocean Ltd. (a)	12,373	154,044
Valero Energy Corp.	14,268	945,826
Williams Companies Inc., The	26,203	775,347

		42,193,268

	Shares	Value
Common Stocks (Cont.)
Financials (14.08%)
Affiliated Managers Group Inc.	1,824	$299,024
Aflac Inc.	12,834	929,438
Allstate Corp., The	11,597	945,040
American Express Co.	23,944	1,894,210
American International Group Inc.	29,358	1,832,820
Ameriprise Financial Inc.	4,883	633,227
Aon PLC	8,302	985,364
Arthur J. Gallagher & Co.	5,728	323,861
Assurant Inc.	1,806	172,780
Bank of America Corp.	316,882	7,475,246
Bank of New York Mellon Corp.	32,758	1,547,160
BB&T Corp.	25,547	1,141,951
Berkshire Hathaway Inc. Class B (a)	60,077	10,013,634
BlackRock Inc.	3,829	1,468,460
Capital One Financial Corp.	15,208	1,317,925
CBOE Holdings Inc.	2,876	233,157
Charles Schwab Corp., The	38,391	1,566,737
Chubb Ltd.	14,759	2,010,914
Cincinnati Financial Corp.	4,653	336,272
Citigroup Inc.	87,524	5,235,686
Citizens Financial Group Inc.	16,172	558,743
CME Group Inc.	10,699	1,271,041
Comerica Inc.	5,627	385,900
Discover Financial Services	12,212	835,179
E*TRADE Financial Corp. (a)	8,582	299,426
Fifth Third Bancorp	23,884	606,654
Franklin Resources Inc.	10,654	448,960
Goldman Sachs Group Inc., The	11,712	2,690,481
Hartford Financial Services Group Inc., The	11,923	573,139
Huntington Bancshares Inc.	34,349	459,933
Intercontinental Exchange Inc.	18,786	1,124,718
Invesco Ltd.	12,664	387,898
JPMorgan Chase & Co.	112,909	9,917,927
KeyCorp	34,187	607,845
Leucadia National Corp.	10,148	263,848
Lincoln National Corp.	7,219	472,484
Loews Corp.	8,752	409,331
M&T Bank Corp.	4,883	755,547
Marsh & McLennan Companies Inc.	16,261	1,201,525
MetLife Inc.	34,298	1,811,620
Moody’s Corp.	5,249	588,098
Morgan Stanley	45,476	1,948,192
Nasdaq Inc.	3,704	257,243
Navient Corp.	9,539	140,796
Northern Trust Corp.	6,788	587,705
People’s United Financial Inc.	9,539	173,610
PNC Financial Services Group Inc.	15,320	1,842,077
Principal Financial Group Inc.	8,540	538,959
Progressive Corp., The	18,318	717,699
Prudential Financial Inc.	13,557	1,446,261
Raymond James Financial Inc.	4,056	309,311
Regions Financial Corp.	38,056	552,954
S&P Global Inc.	8,173	1,068,538
State Street Corp.	11,438	910,579
Suntrust Banks Inc.	15,478	855,933

10	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Synchrony Financial	24,361	$835,582
T. Rowe Price Group Inc.	7,670	522,710
Torchmark Corp.	3,648	281,042
Travelers Companies Inc., The	8,835	1,064,971
U.S. Bancorp	50,344	2,592,716
Unum Group	7,348	344,548
Wells Fargo & Co.	142,189	7,914,240
Willis Towers Watson PLC	4,038	528,534
XL Group Ltd.	8,188	326,374
Zions Bancorporation	6,287	264,054

		92,057,831

Health Care (13.62%)
Abbott Laboratories	54,546	2,422,386
AbbVie Inc.	50,375	3,282,435
Aetna Inc.	11,056	1,410,193
Agilent Technologies Inc.	10,106	534,304
Alexion Pharmaceuticals Inc. (a)	7,072	857,409
Allergan PLC	10,570	2,525,384
AmerisourceBergen Corp.	5,276	466,926
Amgen Inc.	23,280	3,819,550
Anthem Inc.	8,298	1,372,323
Baxter International Inc.	15,444	800,926
Becton, Dickinson and Co.	6,765	1,240,972
Biogen Inc. (a)	6,814	1,863,084
Boston Scientific Corp. (a)	42,989	1,069,136
Bristol-Myers Squibb Co.	52,903	2,876,865
C.R. Bard Inc.	2,321	576,861
Cardinal Health Inc.	9,901	807,427
Celgene Corp. (a)	24,581	3,058,614
Centene Corp. (a)	5,322	379,246
Cerner Corp. (a)	9,254	544,598
Cigna Corp.	8,176	1,197,702
Cooper Companies Inc., The	1,590	317,825
Danaher Corp.	19,335	1,653,723
DaVita Inc. (a)	4,798	326,120
Dentsply Sirona Inc.	7,220	450,817
Edwards Lifesciences Corp. (a)	6,705	630,739
Eli Lilly and Co.	30,775	2,588,485
Envision Healthcare Corp. (a)	3,771	231,238
Express Scripts Holding Co. (a)	19,156	1,262,572
Gilead Sciences Inc.	41,318	2,806,319
HCA Holdings Inc. (a)	9,215	820,043
Henry Schein Inc. (a)	2,536	431,044
Hologic Inc. (a)	8,740	371,887
Humana Inc.	4,699	968,652
IDEXX Laboratories Inc. (a)	2,803	433,372
Illumina Inc. (a)	4,599	784,773
Incyte Corp. (a)	5,600	748,552
Intuitive Surgical Inc. (a)	1,162	890,638
Johnson & Johnson	85,727	10,677,298
Laboratory Corp. of America Holdings (a)	3,252	466,564
Mallinckrodt PLC (a)	3,259	145,254
McKesson Corp.	6,686	991,266
Medtronic PLC	43,279	3,486,556

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Merck & Co. Inc.	86,901	$5,521,690
Mettler-Toledo International Inc. (a)	840	402,284
Mylan NV (a)	14,668	571,905
Patterson Companies Inc.	2,421	109,502
PerkinElmer Inc.	3,543	205,707
Perrigo Co. PLC	4,485	297,759
Pfizer Inc.	188,075	6,434,046
Quest Diagnostics Inc.	4,370	429,090
Regeneron Pharmaceuticals Inc. (a)	2,417	936,612
Stryker Corp.	9,799	1,290,038
Thermo Fisher Scientific Inc.	12,351	1,897,114
UnitedHealth Group Inc.	30,075	4,932,601
Universal Health Services Inc. Class B	2,819	350,825
Varian Medical Systems Inc. (a)	2,970	270,656
Vertex Pharmaceuticals Inc. (a)	7,799	852,821
Waters Corp. (a)	2,555	399,372
Zimmer Biomet Holdings Inc.	6,318	771,491
Zoetis Inc.	15,583	831,665

		89,095,256

Industrials (9.88%)
3M Co.	18,870	3,610,395
Acuity Brands Inc.	1,418	289,272
Alaska Air Group Inc.	3,877	357,537
Allegion PLC	2,969	224,753
American Airlines Group Inc.	15,862	670,963
AMETEK Inc.	7,122	385,158
Arconic Inc.	13,708	361,069
Boeing Co., The	18,013	3,185,779
Caterpillar Inc.	18,466	1,712,906
CH Robinson Worldwide Inc.	4,475	345,873
Cintas Corp.	2,724	344,695
CSX Corp.	29,274	1,362,705
Cummins Inc.	4,869	736,193
Deere & Co.	9,323	1,014,902
Delta Air Lines Inc.	23,197	1,066,134
Dover Corp.	5,029	404,080
Dun & Bradstreet Corp.	1,168	126,074
Eaton Corp. PLC	14,242	1,056,044
Emerson Electric Co.	20,270	1,213,362
Equifax Inc.	3,804	520,159
Expeditors International of Washington Inc.	5,615	317,191
Fastenal Co.	9,092	468,238
FedEx Corp.	7,800	1,522,170
Flowserve Corp.	3,930	190,291
Fluor Corp.	4,304	226,476
Fortive Corp.	9,488	571,367
Fortune Brands Home & Security Inc.	4,766	290,011
General Dynamics Corp.	9,018	1,688,170
General Electric Co.	275,717	8,216,367
Honeywell International Inc.	24,110	3,010,616
Illinois Tool Works Inc.	9,881	1,308,936
Ingersoll-Rand PLC	8,330	677,396
J.B. Hunt Transport Services Inc.	2,760	253,202
Jacobs Engineering Group Inc.	3,724	205,863

See accompanying notes to schedules of investments.	11

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Johnson Controls International PLC	29,556	$1,244,899
Kansas City Southern	3,368	288,840
L3 Technologies Inc.	2,436	402,646
Lockheed Martin Corp.	7,887	2,110,561
Masco Corp.	10,051	341,633
Nielsen Holdings PLC	10,464	432,268
Norfolk Southern Corp.	9,212	1,031,468
Northrop Grumman Corp.	5,552	1,320,488
PACCAR Inc.	10,982	737,990
Parker Hannifin Corp.	4,187	671,260
Pentair PLC	5,222	327,837
Quanta Services Inc. (a)	4,811	178,536
Raytheon Co.	9,247	1,410,168
Republic Services Inc.	7,248	455,247
Robert Half International Inc.	3,981	194,392
Rockwell Automation Inc.	4,049	630,470
Rockwell Collins Inc.	4,096	397,967
Roper Technologies Inc.	3,238	668,615
Ryder System Inc.	1,589	119,874
Snap-on Inc.	1,874	316,088
Southwest Airlines Co.	19,397	1,042,783
Stanley Black & Decker Inc.	4,878	648,140
Stericycle Inc. (a)	2,620	217,172
Textron Inc.	8,524	405,657
TransDigm Group Inc.	1,590	350,054
Union Pacific Corp.	25,761	2,728,605
United Continental Holdings Inc. (a)	9,096	642,541
United Parcel Service Inc. Class B	21,726	2,331,200
United Rentals Inc. (a)	2,662	332,883
United Technologies Corp.	23,722	2,661,846
Verisk Analytics Inc. (a)	4,835	392,312
W.W. Grainger Inc.	1,711	398,252
Waste Management Inc.	12,842	936,439
Xylem Inc.	5,768	289,669

		64,593,147

Information Technology (21.63%)
Accenture PLC Class A	19,695	2,361,037
Activision Blizzard Inc.	21,846	1,089,242
Adobe Systems Inc. (a)	15,674	2,039,658
Advanced Micro Devices Inc. (a)	24,271	353,143
Akamai Technologies Inc. (a)	5,520	329,544
Alliance Data Systems Corp.	1,754	436,746
Alphabet Inc. Class A (a)	9,384	7,955,755
Alphabet Inc. Class C (a)	9,353	7,758,875
Amphenol Corp. Class A	9,710	691,061
Analog Devices Inc.	11,433	936,934
Apple Inc.	165,765	23,813,800
Applied Materials Inc.	34,090	1,326,101
Autodesk Inc. (a)	6,205	536,546
Automatic Data Processing Inc.	14,217	1,455,679
Broadcom Ltd.	12,667	2,773,566
CA Inc.	9,861	312,791
Cisco Systems Inc.	158,192	5,346,890

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Citrix Systems Inc. (a)	4,941	$412,030
Cognizant Technology Solutions Corp. Class A (a)	19,122	1,138,141
Corning Inc.	29,409	794,043
CSRA Inc.	4,532	132,742
eBay Inc. (a)	32,021	1,074,945
Electronic Arts Inc. (a)	9,771	874,700
F5 Networks Inc. (a)	2,062	293,979
Facebook Inc. Class A (a)	74,467	10,578,037
Fidelity National Information Services Inc.	10,358	824,704
Fiserv Inc. (a)	6,844	789,182
FLIR Systems Inc.	4,454	161,591
Global Payments Inc.	4,830	389,684
Harris Corp.	3,929	437,180
Hewlett Packard Enterprise Co.	52,553	1,245,506
HP Inc.	53,232	951,788
Intel Corp.	149,326	5,386,189
International Business Machines Corp.	27,166	4,730,687
Intuit Inc.	7,684	891,267
Juniper Networks Inc.	11,981	333,431
KLA-Tencor Corp.	4,895	465,368
Lam Research Corp.	5,121	657,332
MasterCard Inc. Class A	29,788	3,350,256
Microchip Technology Inc.	6,791	501,040
Micron Technology Inc. (a)	32,574	941,389
Microsoft Corp.	244,293	16,089,137
Motorola Solutions Inc.	5,235	451,362
NetApp Inc.	8,677	363,132
NVIDIA Corp.	18,617	2,027,950
Oracle Corp.	94,750	4,226,798
Paychex Inc.	10,147	597,658
PayPal Holdings Inc. (a)	35,382	1,522,134
Qorvo Inc. (a)	3,991	273,623
QUALCOMM Inc.	46,544	2,668,833
Red Hat Inc. (a)	5,603	484,660
salesforce.com inc. (a)	20,686	1,706,388
Seagate Technology PLC	9,283	426,368
Skyworks Solutions Inc.	5,861	574,261
Symantec Corp.	19,600	601,328
Synopsys Inc. (a)	4,769	343,988
TE Connectivity Ltd.	11,196	834,662
Teradata Corp. (a)	3,993	124,262
Texas Instruments Inc.	31,488	2,536,673
Total System Services Inc.	5,207	278,366
VeriSign Inc. (a)	2,868	249,831
Visa Inc. Class A	58,731	5,219,424
Western Digital Corp.	9,056	747,392
Western Union Co.	15,281	310,968
Xerox Corp.	26,016	190,957
Xilinx Inc.	7,773	449,979
Yahoo! Inc. (a)	27,677	1,284,490

		141,457,203

12	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Materials (2.78%)
Air Products & Chemicals Inc.	6,858	$927,819
Albemarle Corp.	3,516	371,430
Avery Dennison Corp.	2,899	233,659
Ball Corp.	5,487	407,465
CF Industries Holdings Inc.	7,297	214,167
Dow Chemical Co., The	35,346	2,245,885
E.I. du Pont de Nemours & Co.	27,257	2,189,555
Eastman Chemical Co.	4,629	374,023
Ecolab Inc.	8,379	1,050,224
FMC Corp.	4,113	286,224
Freeport-McMoRan Inc. (a)	41,996	561,067
International Flavors & Fragrances Inc.	2,480	328,674
International Paper Co.	12,987	659,480
LyondellBasell Industries NV Class A	10,396	948,011
Martin Marietta Materials Inc.	2,009	438,464
Monsanto Co.	13,919	1,575,631
Mosaic Co., The	11,033	321,943
Newmont Mining Corp.	16,641	548,487
Nucor Corp.	10,089	602,515
PPG Industries Inc.	8,167	858,188
Praxair Inc.	9,004	1,067,874
Sealed Air Corp.	6,083	265,097
Sherwin-Williams Co., The	2,579	799,980
Vulcan Materials Co.	4,195	505,414
WestRock Co.	7,763	403,909

		18,185,185

Real Estate (2.88%)
Alexandria Real Estate Equities Inc.	2,813	310,892
American Tower Corp.	13,552	1,647,110
Apartment Investment and Management Co.	5,052	224,056
AvalonBay Communities Inc.	4,389	805,820
Boston Properties Inc.	4,866	644,307
CBRE Group Inc. Class A (a)	9,382	326,400
Crown Castle International Corp.	11,393	1,076,069
Digital Realty Trust Inc.	5,133	546,100
Equinix Inc.	2,455	982,908
Equity Residential	11,690	727,352
Essex Property Trust Inc.	2,063	477,646
Extra Space Storage Inc.	3,883	288,856
Federal Realty Investment Trust	2,250	300,375
GGP Inc.	18,364	425,678
HCP Inc.	14,899	466,041
Host Hotels & Resorts Inc.	23,478	438,099
Iron Mountain Inc.	7,656	273,090
Kimco Realty Corp.	13,246	292,604
Macerich Co., The	3,752	241,629
Mid-America Apartment Communities Inc.	3,521	358,227
Prologis Inc.	16,654	864,010
Public Storage	4,704	1,029,753
Realty Income Corp.	8,501	506,065
Regency Centers Corp.	4,600	305,394
Simon Property Group Inc.	10,106	1,738,535

	Shares	Value
Common Stocks (Cont.)
Real Estate (Cont.)
SL Green Realty Corp.	3,132	$333,934
UDR Inc.	8,298	300,885
Ventas Inc.	11,269	732,936
Vornado Realty Trust	5,476	549,298
Welltower Inc.	11,460	811,597
Weyerhaeuser Co.	23,630	802,947

		18,828,613

Telecommunication Services (2.33%)
AT&T Inc.	193,967	8,059,329
CenturyLink Inc.	16,293	384,026
Level 3 Communications Inc. (a)	9,021	516,182
Verizon Communications Inc.	128,727	6,275,441

		15,234,978

Utilities (3.13%)
AES Corp., The	20,195	225,781
Alliant Energy Corp.	7,053	279,369
Ameren Corp.	7,604	415,102
American Electric Power Company Inc.	15,501	1,040,582
American Water Works Co. Inc.	5,593	434,968
CenterPoint Energy Inc.	13,595	374,814
CMS Energy Corp.	8,856	396,217
Consolidated Edison Inc.	9,751	757,263
Dominion Resources Inc.	19,927	1,545,737
DTE Energy Co.	5,798	592,034
Duke Energy Corp.	22,153	1,816,768
Edison International	10,274	817,913
Entergy Corp.	5,605	425,756
Eversource Energy	10,011	588,447
Exelon Corp.	29,151	1,048,853
FirstEnergy Corp.	13,306	423,397
NextEra Energy Inc.	14,864	1,908,092
NiSource Inc.	10,342	246,036
NRG Energy Inc.	9,442	176,565
PG&E Corp.	15,978	1,060,300
Pinnacle West Capital Corp.	3,652	304,504
PPL Corp.	21,673	810,353
Public Service Enterprise Group Inc.	15,962	707,915
SCANA Corp.	4,506	294,467
Sempra Energy	7,888	871,624
Southern Co.	31,407	1,563,440
WEC Energy Group Inc.	9,966	604,239
Xcel Energy Inc.	16,029	712,489

		20,443,025

Total Common Stocks
(cost $414,544,174)		640,700,825

See accompanying notes to schedules of investments.	13

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017

(Unaudited)

	Shares	Value
Short-term Investments (1.85%)
State Street Institutional U.S. Government Money Market Fund Premier Class	12,108,508	$12,108,508

Total Short-term Investments
(cost $12,108,508)		12,108,508

TOTAL INVESTMENTS (99.83%)
(cost $426,652,682)		652,809,333
CASH (b) AND OTHER ASSETS, NET OF LIABILITIES (0.17%)		1,124,719

NET ASSETS (100.00%)		$653,934,052

(a)	Non-income producing security.

(b)	At March 31, 2017, cash in the amount of $560,600 has been pledged to cover, in whole or in part, margin requirements for open futures contracts.

OPEN FUTURES CONTRACTS

Description	Contracts Purchased	Expiration	Notional Value	Market Value	Unrealized Gain (Loss)
S&P 500 Mini Index	112	June 2017	$13,230,707	$13,211,520	$(19,187)

14	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

March 31, 2017

(Unaudited)

	Shares	Value
Common Stocks (98.45%)
Consumer Discretionary (12.01%)
1-800-FLOWERS.COM Inc. (a)	4,167	$42,503
Aaron’s Inc.	10,895	324,017
Abercrombie & Fitch Co. Class A	11,294	134,737
Acushnet Holdings Corp. (a)	2,776	47,969
AMC Entertainment Holdings Inc. Class A	8,847	278,238
American Axle & Manufacturing Holdings Inc. (a)	12,674	238,018
American Eagle Outfitters Inc.	27,467	385,362
American Outdoor Brands Corp. (a)	9,265	183,540
American Public Education Inc. (a)	2,504	57,342
America’s Car-Mart Inc. (a)	1,325	48,296
Asbury Automotive Group Inc. (a)	3,311	198,991
Ascena Retail Group Inc. (a)	28,544	121,597
Ascent Capital Group LLC Class A (a)	1,722	24,332
At Home Group Inc. (a)	612	9,278
AV Homes Inc. (a)	1,911	31,436
Barnes & Noble Education Inc. (a)	6,556	62,872
Barnes & Noble Inc.	10,385	96,061
Bassett Furniture Industries Inc.	1,671	44,950
Beazer Homes USA Inc. (a)	5,112	62,009
Belmond Ltd. Class A (a)	13,945	168,734
Big 5 Sporting Goods Corp.	2,816	42,522
Big Lots Inc.	7,345	357,555
Biglari Holdings Inc. (a)	174	75,165
BJ’s Restaurants Inc. (a)	3,361	135,784
Bloomin’ Brands Inc.	16,769	330,852
Bob Evans Farms Inc.	3,318	215,239
Bojangles’ Inc. (a)	1,580	32,390
Boot Barn Holdings Inc (a)	2,546	25,180
Boyd Gaming Corp. (a)	14,024	308,668
Bridgepoint Education Inc. (a)	2,834	30,239
Bright Horizons Family Solutions Inc. (a)	7,161	519,101
Buckle Inc., The	4,664	86,750
Buffalo Wild Wings Inc. (a)	2,846	434,726
Build-A-Bear Workshop Inc. (a)	2,409	21,320
Caesars Acquisition Co. Class A (a)	7,829	120,567
Caesars Entertainment Corp. (a)	9,239	88,232
Caleres Inc.	7,109	187,820
Callaway Golf Co.	15,475	171,308
Cambium Learning Group Inc. (a)	3,632	17,797
Camping World Holdings Inc. Class A	1,688	54,421
Capella Education Co.	1,879	159,762
Career Education Corp. (a)	11,253	97,901
Carriage Services Inc.	2,465	66,851
Carrols Restaurant Group Inc. (a)	5,896	83,428
Cato Corp. Class A	4,251	93,352
Cavco Industries Inc. (a)	1,397	162,611
Central European Media Enterprises Ltd. Class A (a)	11,670	36,177
Century Casinos Inc. (a)	3,348	25,311
Century Communities Inc. (a)	2,398	60,909
Cheesecake Factory Inc., The	7,325	464,112
Chegg Inc. (a)	13,405	113,138
Chico’s FAS Inc.	21,738	308,680
Children’s Place Inc., The	3,096	371,675

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Churchill Downs Inc.	2,202	$349,788
Chuy’s Holdings Inc. (a)	2,710	80,758
Citi Trends Inc.	2,483	42,211
ClubCorp Holdings Inc.	10,578	169,777
Collectors Universe Inc.	1,230	32,103
Columbia Sportswear Co.	4,236	248,865
Conn’s Inc. (a)	3,194	27,948
Container Store Group Inc., The (a)	2,620	11,083
Cooper Tire & Rubber Co.	9,144	405,536
Cooper-Standard Holdings Inc. (a)	2,452	272,000
Core-Mark Holding Company Inc.	7,490	233,613
Cracker Barrel Old Country Store Inc.	3,086	491,446
Crocs Inc. (a)	12,106	85,589
CSS Industries Inc.	1,460	37,843
Culp Inc.	1,827	57,002
Daily Journal Corp. (a)	186	39,858
Dana Inc.	24,010	463,633
Dave & Buster’s Entertainment Inc. (a)	6,233	380,774
Deckers Outdoor Corp. (a)	5,439	324,871
Del Frisco’s Restaurant Group Inc. (a)	3,745	67,597
Del Taco Restaurants Inc. (a)	3,720	49,327
Delta Apparel Inc. (a)	1,143	20,151
Denny’s Corp. (a)	11,623	143,777
Destination XL Group Inc. (a)	5,859	16,698
DeVry Education Group Inc.	10,354	367,049
DineEquity Inc.	2,910	158,362
Dorman Products Inc. (a)	4,392	360,715
DSW Inc. Class A	11,051	228,535
Duluth Holdings Inc. (a)	1,560	33,212
E.W. Scripps Co. Class A, The (a)	9,879	231,564
El Pollo Loco Holdings Inc. (a)	3,297	39,399
Eldorado Resorts Inc. (a)	4,571	86,506
Empire Resorts Inc. (a)	502	12,174
Entercom Communications Corp. Class A	4,280	61,204
Entravision Communications Corp. Class A	11,523	71,443
Eros International PLC (a)	4,872	50,182
Escalade Inc.	1,657	21,375
Ethan Allen Interiors Inc.	4,133	126,676
Etsy Inc. (a)	17,820	189,427
Express Inc. (a)	12,291	111,971
Fiesta Restaurant Group Inc. (a)	4,436	107,351
Finish Line Inc. Class A, The	7,134	101,517
Five Below Inc. (a)	8,890	385,026
Flexsteel Industries Inc.	1,051	52,970
Fogo De Chao Inc. (a)	914	14,852
Fossil Group Inc. (a)	7,146	124,698
Fox Factory Holding Corp. (a)	3,670	105,329
Francesca’s Holdings Corp. (a)	6,303	96,751
Fred’s Inc. Class A	5,752	75,351
FTD Companies Inc. (a)	2,962	59,655
Gannett Co. Inc.	19,870	166,511
Genesco Inc. (a)	3,384	187,643
Gentherm Inc. (a)	6,020	236,285
G-III Apparel Group Ltd. (a)	7,280	159,359

See accompanying notes to schedules of investments.	15

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Global Eagle Entertainment Inc. (a)	7,610	$24,276
GNC Holdings Inc. Class A	11,597	85,354
Golden Entertainment Inc.	1,686	22,306
GoPro Inc. Class A (a)	16,810	146,247
Grand Canyon Education Inc. (a)	7,443	532,993
Gray Television Inc. (a)	10,610	153,845
Green Brick Partners Inc. (a)	3,967	39,472
Group 1 Automotive Inc.	3,464	256,613
Guess? Inc.	9,896	110,340
Habit Restaurants Inc., The Class A (a)	2,190	38,763
Haverty Furniture Companies Inc.	3,198	77,871
Helen of Troy Ltd. (a)	4,649	437,936
Hemisphere Media Group Inc. (a)	1,216	14,288
Hibbett Sports Inc. (a)	3,802	112,159
Hooker Furniture Corp.	1,860	57,753
Horizon Global Corp. (a)	2,925	40,599
Houghton Mifflin Harcourt Co. (a)	20,998	213,130
Hovnanian Enterprises Inc. Class A (a)	19,950	45,286
HSN Inc.	5,171	191,844
Iconix Brand Group Inc. (a)	7,042	52,956
ILG Inc.	18,304	383,652
IMAX Corp. (a)	9,947	338,198
Installed Building Products Inc. (a)	3,328	175,552
International Speedway Corp. Class A	4,361	161,139
Intrawest Resorts Holdings Inc. (a)	2,638	65,976
iRobot Corp. (a)	4,427	292,802
Isle of Capri Casinos Inc. (a)	4,129	108,840
J. Alexander’s Holdings Inc. (a)	2,203	22,140
Jack in the Box Inc.	5,391	548,373
JAKKS Pacific Inc. (a)	2,653	14,592
Jamba Inc. (a)	2,294	20,761
Johnson Outdoors Inc. Class A	858	31,317
K12 Inc. (a)	5,526	105,823
KB Home	14,157	281,441
Kirkland’s Inc. (a)	2,458	30,479
Kona Grill Inc. (a)	1,279	8,058
La Quinta Holdings Inc. (a)	14,066	190,172
Lands’ End Inc. (a)	2,377	50,987
Laureate Education Inc. Class A (a)	5,005	71,421
La-Z-Boy Inc.	8,119	219,213
LCI Industries	3,879	387,124
LGI Homes Inc. (a)	2,558	86,742
Libbey Inc.	3,544	51,672
Liberty Media Corp. - Liberty Braves Class A (a)	1,490	35,671
Liberty Media Corp. - Liberty Braves Class C (a)	5,184	122,602
Liberty Media Corp. - Liberty Formula One Class A (a)	3,802	124,325
Liberty Media Corp. - Liberty Formula One Class C (a)	7,632	260,633
Liberty Tax Inc.	961	13,694
Liberty TripAdvisor Holdings Inc. Class A (a)	11,928	168,185
Lifetime Brands Inc.	1,738	34,934
Lindblad Expeditions Holdings Inc. (a)	2,354	21,092
Lithia Motors Inc. Class A	3,939	337,375

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Loral Space & Communications Inc. (a)	2,095	$82,543
Luby’s Inc. (a)	3,030	9,423
Lumber Liquidators Holdings Inc. (a)	4,376	91,852
M.D.C. Holdings Inc.	6,883	206,834
M/I Homes Inc. (a)	4,030	98,735
Malibu Boats Inc. Class A (a)	3,347	75,140
Marcus Corp., The	3,045	97,744
Marine Products Corp.	913	9,924
MarineMax Inc. (a)	4,225	91,471
Marriott Vacations Worldwide Corp.	3,711	370,840
MCBC Holdings Inc.	1,255	20,293
MDC Partners Inc. Class A	8,479	79,703
Meredith Corp.	6,207	400,972
Meritage Homes Corp. (a)	6,116	225,069
Metaldyne Performance Group Inc.	2,476	56,577
Modine Manufacturing Co. (a)	7,757	94,635
Monarch Casino & Resort Inc. (a)	1,657	48,948
Monro Muffler Brake Inc.	5,114	266,439
Motorcar Parts of America Inc. (a)	3,070	94,341
Movado Group Inc.	2,610	65,120
MSG Networks Inc. Class A (a)	10,139	236,746
NACCO Industries Inc. Class A	677	47,255
Nathan’s Famous Inc. (a)	487	30,511
National CineMedia Inc.	10,323	130,379
Nautilus Inc. (a)	5,036	91,907
New Home Company Inc., The (a)	2,045	21,391
New Media Investment Group Inc.	6,497	92,322
New York Times Co. Class A, The	20,642	297,245
Nexstar Media Group Inc.	7,193	504,589
Noodles & Company (a)	1,864	10,718
NutriSystem Inc.	4,884	271,062
Office Depot Inc.	83,399	389,056
Ollie’s Bargain Outlet Holdings Inc. (a)	3,341	111,924
Overstock.com Inc. (a)	2,202	37,874
Oxford Industries Inc.	2,496	142,921
Papa John’s International Inc.	4,509	360,900
Party City Holdco Inc. (a)	4,427	62,199
Penn National Gaming Inc. (a)	12,395	228,440
Perry Ellis International Inc. (a)	2,020	43,390
PetMed Express Inc.	3,201	64,468
Pier 1 Imports Inc.	13,599	97,369
Pinnacle Entertainment Inc. (a)	9,239	180,345
Planet Fitness Inc. Class A	3,671	70,740
Potbelly Corp. (a)	3,870	53,793
Radio One Inc. Class D (a)	3,898	12,863
Reading International Inc. Class A (a)	2,699	41,942
Red Lion Hotels Corp. (a)	2,134	15,045
Red Robin Gourmet Burgers Inc. (a)	2,157	126,077
Red Rock Resorts Inc. Class A	4,960	110,013
Regis Corp. (a)	6,233	73,051
Rent-A-Center Inc.	8,549	75,830
RH (a)	6,384	295,324
Ruby Tuesday Inc. (a)	9,666	27,161
Ruth’s Hospitality Group Inc.	4,829	96,821
Saga Communications Inc. Class A	599	30,579
Salem Media Group Inc.	1,745	13,000

16	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Scholastic Corp.	4,486	$190,969
Scientific Games Corp. Class A (a)	8,629	204,076
Sears Holdings Corp. (a)	1,808	20,774
Sears Hometown and Outlet Stores Inc. (a)	1,646	6,419
SeaWorld Entertainment Inc.	11,111	202,998
Select Comfort Corp. (a)	6,986	173,183
Sequential Brands Group Inc. (a)	6,563	25,530
Shake Shack Inc. Class A (a)	2,587	86,406
Shoe Carnival Inc.	1,812	44,521
Shutterfly Inc. (a)	5,735	276,943
Sinclair Broadcast Group Inc. Class A	11,761	476,320
Sonic Automotive Inc.	4,595	92,130
Sonic Corp.	7,436	188,577
Sotheby’s (a)	8,274	376,302
Spartan Motors Inc.	5,314	42,512
Speedway Motorsports Inc.	1,878	35,382
Sportsman’s Warehouse Holdings Inc. (a)	4,242	20,277
Stage Stores Inc.	4,265	11,046
Standard Motor Products Inc.	3,534	173,661
Stein Mart Inc.	5,209	15,679
Steven Madden Ltd. (a)	10,222	394,058
Stoneridge Inc. (a)	4,490	81,449
Strattec Security Corp.	582	16,180
Strayer Education Inc. (a)	1,771	142,548
Sturm, Ruger & Company Inc.	3,101	166,059
Superior Industries International Inc.	4,130	104,696
Superior Uniform Group Inc.	1,315	24,459
Tailored Brands Inc.	8,146	121,701
Taylor Morrison Home Corp. Class A (a)	5,869	125,127
Tenneco Inc. (a)	8,658	540,432
Texas Roadhouse Inc. Class A	10,711	476,961
Tile Shop Holdings Inc., The (a)	5,366	103,296
Tilly’s Inc. Class A (a)	1,793	16,173
Time Inc.	17,229	333,381
TopBuild Corp. (a)	6,326	297,322
Tower International Inc.	3,467	93,956
Townsquare Media Inc. (a)	1,286	15,663
TRI Pointe Group Inc. (a)	24,103	302,252
tronc Inc.	4,350	60,552
Tuesday Morning Corp. (a)	7,072	26,520
UCP Inc. Class A (a)	1,214	12,322
Unifi Inc. (a)	2,639	74,921
Unique Fabricating Inc.	1,027	12,355
Universal Electronics Inc. (a)	2,348	160,838
Vera Bradley Inc. (a)	3,472	32,324
Vince Holding Corp. (a)	4,072	6,312
Vitamin Shoppe Inc. (a)	4,009	80,781
Wayfair Inc. Class A (a)	5,206	210,791
Weight Watchers International Inc. (a)	4,626	72,027
West Marine Inc. (a)	2,951	28,153
Weyco Group Inc.	1,071	30,074
William Lyon Homes Class A (a)	3,946	81,367
Wingstop Inc.	2,574	72,793
Winmark Corp.	371	41,923

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Winnebago Industries Inc.	4,368	$127,764
Wolverine World Wide Inc.	15,999	399,495
Workhorse Group Inc. (a)	1,823	4,794
World Wrestling Entertainment Inc.	5,937	131,920
Zagg Inc. (a)	4,647	33,458
Zoe’s Kitchen Inc. (a)	3,209	59,366
Zumiez Inc. (a)	2,961	54,186
		38,170,488
Consumer Staples (2.85%)
AdvancePierre Foods Holdings Inc.	3,602	112,276
Alico Inc.	625	16,500
Alliance One International Inc. (a)	1,347	17,309
Amplify Snack Brands Inc. (a)	4,817	40,463
Andersons Inc., The	4,435	168,086
Avon Products Inc. (a)	72,646	319,642
B&G Foods Inc. Class A	10,960	441,140
Boston Beer Co. Inc. (a)	1,466	212,057
Calavo Growers Inc.	2,550	154,530
Cal-Maine Foods Inc.	5,097	187,570
Central Garden & Pet Co. (a)	1,546	57,310
Central Garden & Pet Co. Class A (a)	5,648	196,099
Chefs’ Warehouse Inc., The (a)	3,105	43,160
Coca-Cola Bottling Co. Consolidated	785	161,726
Craft Brew Alliance Inc. (a)	2,290	30,572
Darling Ingredients Inc. (a)	26,737	388,221
Dean Foods Co.	14,826	291,479
e.l.f. Beauty Inc. (a)	1,144	32,947
Farmer Brothers Co. (a)	1,256	44,400
Fresh Del Monte Produce Inc.	5,228	309,654
Freshpet Inc. (a)	3,797	41,767
HRG Group Inc. (a)	19,244	371,794
Ingles Markets Inc. Class A	2,296	99,072
Inter Parfums Inc.	2,878	105,191
Inventure Foods Inc. (a)	3,389	14,979
J&J Snack Foods Corp.	2,473	335,240
John B. Sanfilippo & Son Inc.	1,451	106,199
Lancaster Colony Corp.	3,062	394,508
Landec Corp. (a)	4,484	53,808
Lifevantage Corp. (a)	2,216	11,900
Lifeway Foods Inc. (a)	853	9,153
Limoneira Co.	1,908	39,896
Medifast Inc.	1,813	80,443
MGP Ingredients Inc.	2,070	112,256
National Beverage Corp.	1,935	163,566
Natural Grocers by Vitamin Cottage Inc. (a)	1,513	15,720
Natural Health Trends Corp.	1,276	36,876
Nature’s Sunshine Products Inc.	1,753	17,530
Nutraceutical International Corp.	1,399	43,579
Oil-Dri Corporation of America	848	31,605
Omega Protein Corp. (a)	3,705	74,285
Orchids Paper Products Co.	1,513	36,312
Performance Food Group Co. (a)	6,170	146,846
PriceSmart Inc.	3,312	305,366
Primo Water Corp. (a)	3,400	46,172

See accompanying notes to schedules of investments.	17

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (Cont.)
Revlon Inc. Class A (a)	1,977	$55,059
Sanderson Farms Inc.	3,310	343,710
Seaboard Corp. (a)	42	175,117
Seneca Foods Corp. Class A (a)	1,104	39,854
Smart & Final Stores Inc. (a)	3,872	46,851
Snyder’s-Lance Inc.	13,306	536,365
SpartanNash Co.	6,079	212,704
SUPERVALU Inc. (a)	45,060	173,932
Synutra International Inc. (a)	3,147	18,725
Tootsie Roll Industries Inc.	2,939	109,756
Turning Point Brands Inc. (a)	983	15,335
United Natural Foods Inc. (a)	8,238	356,129
Universal Corp.	3,750	265,312
USANA Health Sciences Inc. (a)	1,710	98,496
Vector Group Ltd.	15,361	319,509
Village Super Market Inc. Class A	1,134	30,051
WD-40 Co.	2,350	256,032
Weis Markets Inc.	1,594	95,082
		9,067,223
Energy (3.38%)
Abraxas Petroleum Corp. (a)	24,841	50,179
Adams Resources & Energy Inc.	325	12,139
Alon USA Energy Inc.	5,021	61,206
Archrock Inc.	11,716	145,278
Ardmore Shipping Corp.	4,945	39,807
Atwood Oceanics Inc.	11,570	110,262
Bill Barrett Corp. (a)	9,930	45,182
Bristow Group Inc.	5,616	85,419
California Resources Corp. (a)	5,216	78,449
Callon Petroleum Co. (a)	30,712	404,170
CARBO Ceramics Inc. (a)	3,906	50,934
Carrizo Oil & Gas Inc. (a)	10,025	287,316
Clayton Williams Energy Inc. (a)	1,030	136,042
Clean Energy Fuels Corp. (a)	14,387	36,687
Cobalt International Energy Inc. (a)	67,015	35,746
Contango Oil & Gas Co. (a)	3,797	27,794
CVR Energy Inc.	2,607	52,349
Dawson Geophysical Co. (a)	3,252	18,081
Delek US Holdings Inc.	10,169	246,802
Denbury Resources Inc. (a)	57,960	149,537
DHT Holdings Inc.	15,054	67,291
Dorian LPG Ltd. (a)	3,920	41,278
Earthstone Energy Inc. (a)	467	5,959
Eclipse Resources Corp. (a)	9,293	23,604
EP Energy Corp. Class A (a)	6,343	30,129
Era Group Inc. (a)	3,256	43,175
Erin Energy Corp. (a)	1,543	3,703
Evolution Petroleum Corp.	4,232	33,856
EXCO Resources Inc. (a)	21,792	13,509
Exterran Corp. (a)	5,164	162,408
Fairmount Santrol Holdings Inc. (a)	14,438	105,831
Forum Energy Technologies Inc. (a)	9,943	205,820
Frontline Ltd.	10,667	71,896
GasLog Ltd.	6,732	103,336

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Gener8 Maritime Inc. (a)	6,509	$36,906
Geospace Technologies Corp. (a)	2,059	33,418
Golar LNG Ltd.	14,965	417,972
Green Plains Inc.	6,213	153,772
Helix Energy Solutions Group Inc. (a)	22,240	172,805
Hornbeck Offshore Services Inc. (a)	5,197	23,023
Independence Contract Drilling Inc. (a)	4,876	26,867
International Seaways Inc. (a)	2,277	43,536
Isramco Inc. (a)	144	16,870
Jagged Peak Energy Inc. (a)	4,795	62,527
Jones Energy Inc. Class A (a)	12,104	30,865
Keane Group Inc. (a)	5,025	71,858
Mammoth Energy Services Inc. (a)	1,137	24,457
Matador Resources Co. (a)	14,405	342,695
Matrix Service Co. (a)	4,331	71,462
McDermott International Inc. (a)	40,247	271,667
Natural Gas Services Group (a)	2,128	55,434
Navios Maritime Acquisition Corp.	13,865	23,848
Newpark Resources Inc. (a)	13,750	111,375
Nordic American Tankers Ltd.	14,387	117,686
Northern Oil and Gas Inc. (a)	7,835	20,371
Oasis Petroleum Inc. (a)	38,737	552,390
Oil States International Inc. (a)	8,481	281,145
Overseas Shipholding Group Inc. Class A	6,832	26,372
Pacific Ethanol Inc. (a)	4,757	32,585
Panhandle Oil & Gas Inc.	2,721	52,243
Par Pacific Holdings Inc. (a)	5,803	95,691
Parker Drilling Co. (a)	20,082	35,144
PDC Energy Inc. (a)	9,247	576,550
PHI Inc. (a)	2,033	24,355
Pioneer Energy Services Corp. (a)	12,059	48,236
Renewable Energy Group Inc. (a)	7,005	73,202
REX American Resources Corp. (a)	984	89,042
RigNet Inc. (a)	2,020	43,329
Ring Energy Inc. (a)	6,546	70,828
RSP Permian Inc. (a)	16,321	676,179
Sanchez Energy Corp. (a)	8,564	81,701
Scorpio Tankers Inc.	27,054	120,120
SEACOR Holdings Inc. (a)	2,641	182,731
Seadrill Ltd. (a)	62,396	102,953
SemGroup Corp. Class A	10,990	395,640
Ship Finance International Ltd.	9,828	144,472
Smart Sand Inc. (a)	1,674	27,202
SRC Energy Inc. (a)	30,779	259,775
Teekay Corp.	8,555	78,278
Teekay Tankers Ltd. Class A	19,033	39,018
Tesco Corp. (a)	8,072	64,980
TETRA Technologies Inc. (a)	17,541	71,392
Tidewater Inc. (a)	7,530	8,660
Unit Corp. (a)	8,340	201,494
US Silica Holdings Inc.	12,137	582,455
W&T Offshore Inc. (a)	6,085	16,855
Western Refining Inc.	13,402	470,008
Westmoreland Coal Co. (a)	2,805	40,729

18	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
WildHorse Resource Development Corp. (a)	3,004	$37,370
Willbros Group Inc. (a)	6,950	19,039
		10,736,751
Financials (18.99%)
1st Source Corp.	2,635	123,713
Access National Corp.	1,433	43,019
ACNB Corp.	927	26,744
AG Mortgage Investment Trust Inc.	4,639	83,734
Allegiance Bancshares Inc. (a)	1,778	66,142
Altisource Residential Corp.	8,705	132,751
Ambac Financial Group Inc. (a)	7,316	137,980
American Equity Investment Life Holding Co.	13,457	317,989
American National Bankshares Inc.	1,465	54,571
Ameris Bancorp	5,613	258,759
Amerisafe Inc.	3,146	204,175
Ames National Corp.	1,401	42,871
Anworth Mortgage Asset Corp.	15,974	88,656
Apollo Commercial Real Estate Finance Inc.	11,934	224,479
Ares Commercial Real Estate Corp.	4,511	60,357
Argo Group International Holdings Ltd.	4,733	320,897
Arlington Asset Investment Corp. Class A	3,748	52,959
ARMOUR Residential REIT Inc.	6,169	140,098
Arrow Financial Corp.	1,957	66,342
Associated Capital Group Inc. Class A	770	27,836
Astoria Financial Corp.	15,551	318,951
Atlantic Capital Bankshares Inc. (a)	2,786	52,795
Atlas Financial Holdings Inc. (a)	1,822	24,870
B. Riley Financial Inc.	1,425	21,375
Baldwin & Lyons Inc.	1,564	38,240
Banc of California Inc.	8,120	168,084
BancFirst Corp.	1,277	114,802
Banco Latinoamericano de Comercio Exterior SA	5,060	140,364
Bancorp Inc., The (a)	8,362	42,646
BancorpSouth Inc.	14,577	440,954
Bank Mutual Corp.	6,803	63,948
Bank of Marin Bancorp	946	60,875
Bank of N.T. Butterfield & Son Ltd., The	1,008	32,165
Bank of the Ozarks Inc.	14,788	769,124
BankFinancial Corp.	2,623	38,086
Bankwell Financial Group Inc.	917	31,536
Banner Corp.	4,836	269,075
Bar Harbor Bankshares	2,445	80,881
Bear State Financial Inc.	2,868	26,959
Beneficial Bancorp Inc.	11,570	185,120
Berkshire Hills Bancorp Inc.	5,049	182,016
BGC Partners Inc. Class A	36,506	414,708
Blue Capital Reinsurance Holdings Ltd.	940	18,142
Blue Hills Bancorp Inc.	4,173	74,488

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
BNC Bancorp	6,946	$243,457
BofI Holding Inc. (a)	10,152	265,272
Boston Private Financial Holdings Inc.	14,001	229,616
Bridge Bancorp Inc.	2,738	95,830
Brookline Bancorp Inc.	11,309	176,986
Bryn Mawr Bank Corp.	2,808	110,916
BSB Bancorp Inc. (a)	1,277	36,075
C&F Financial Corp.	505	23,382
California First National Bancorp	353	5,719
Camden National Corp.	2,491	109,704
Capital Bank Financial Corp. Class A	3,943	171,126
Capital City Bank Group Inc.	1,774	37,946
Capitol Federal Financial Inc.	21,193	310,054
Capstead Mortgage Corp.	15,841	166,964
Cardinal Financial Corp.	5,204	155,808
Carolina Financial Corp.	1,624	48,720
Cascade Bancorp (a)	5,247	40,454
Cathay General Bancorp	12,483	470,359
Centerstate Banks Inc.	7,635	197,746
Central Pacific Financial Corp.	4,947	151,081
Central Valley Community Bancorp	1,353	27,736
Century Bancorp Inc. Class A	507	30,838
Charter Financial Corp.	2,475	48,683
Chemical Financial Corp.	11,005	562,906
Chemung Financial Corp.	478	18,881
Citizens & Northern Corp.	2,103	48,958
Citizens Inc. (a)	8,028	59,648
City Holding Co.	2,466	159,008
Clifton Bancorp Inc.	3,713	60,113
CNB Financial Corp.	2,471	59,032
CNO Financial Group Inc.	29,705	608,952
CoBiz Financial Inc.	6,086	102,245
Codorus Valley Bancorp Inc.	1,258	32,595
Cohen & Steers Inc.	3,439	137,457
Columbia Banking System Inc.	9,775	381,127
Community Bank System Inc.	7,222	397,066
Community Trust Bancorp Inc.	2,596	118,767
ConnectOne Bancorp Inc.	4,721	114,484
County Bancorp Inc.	714	20,749
Cowen Group Inc. Class A (a)	4,175	62,416
Crawford & Co. Class B	2,133	21,394
CU Bancorp (a)	2,654	105,231
Customers Bancorp Inc. (a)	4,084	128,769
CVB Financial Corp.	16,758	370,184
CYS Investments Inc.	25,199	200,332
Diamond Hill Investment Group	504	98,053
Dime Community Bancshares	5,098	103,489
Donegal Group Inc.	1,325	23,346
Dynex Capital Inc.	7,751	54,955
Eagle Bancorp Inc. (a)	5,168	308,530
eHealth Inc. (a)	2,788	33,568
EMC Insurance Group Inc.	1,570	44,054
Employers Holdings Inc.	5,173	196,315
Encore Capital Group Inc. (a)	3,973	122,368
Enova International Inc. (a)	4,230	62,816

See accompanying notes to schedules of investments.	19

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Enstar Group Ltd. (a)	1,860	$355,818
Enterprise Bancorp Inc.	1,586	55,129
Enterprise Financial Services Corp.	3,244	137,546
Equity Bancshares Inc. Class A (a)	807	25,638
ESSA Bancorp Inc.	1,222	17,817
Essent Group Ltd. (a)	12,282	444,240
EverBank Financial Corp.	17,305	337,101
Evercore Partners Inc. Class A	6,464	503,546
EZCORP Inc. Class A (a)	8,247	67,213
F.N.B. Corp.	52,920	786,920
Farmers Capital Bank Corp.	1,218	49,207
Farmers National Banc Corp.	3,799	54,516
FB Financial Corp. (a)	778	27,510
FBL Financial Group Inc. Class A	1,643	107,534
FBR & Co.	935	16,877
FCB Financial Holdings Inc. Class A (a)	4,955	245,520
Federal Agricultural Mortgage Corp. Class C	1,454	83,707
Federated National Holding Co.	2,068	36,045
Fidelity & Guaranty Life	1,769	49,178
Fidelity Southern Corp.	3,307	74,011
Fifth Street Asset Management Inc.	1,091	5,019
Financial Engines Inc.	8,845	385,200
Financial Institutions Inc.	2,360	77,762
First BanCorp (a)	19,348	109,316
First Bancorp (North Carolina)	3,299	96,628
First Bancorp Inc.	1,619	44,118
First Busey Corp.	5,024	147,706
First Business Financial Services Inc.	1,316	34,163
First Citizens BancShares Inc. Class A	1,276	427,932
First Commonwealth Financial Corp.	14,795	196,182
First Community Bancshares Inc.	2,542	63,474
First Community Financial Partners Inc. (a)	2,043	26,048
First Connecticut Bancorp Inc.	2,391	59,297
First Defiance Financial Corp.	1,425	70,552
First Financial Bancorp	10,406	285,645
First Financial Bankshares Inc.	10,735	430,474
First Financial Corp. Indiana	1,760	83,600
First Financial Northwest Inc.	1,367	24,155
First Foundation Inc. (a)	4,294	66,600
First Internet Bancorp	831	24,514
First Interstate BancSystem Inc.	3,212	127,356
First Merchants Corp.	6,699	263,405
First Mid-Illinois Bancshares Inc.	1,139	38,544
First Midwest Bancorp Inc.	13,633	322,829
First NBC Bank Holding Co. (a)	2,561	10,244
First Northwest Bancorp (a)	1,746	27,063
First of Long Island Corp., The	3,496	94,567
FirstCash Inc.	7,896	388,088
Flagstar Bancorp Inc. (a)	3,450	97,256
Flushing Financial Corp.	4,577	122,984
FNFV Group (a)	10,980	145,485
Franklin Financial Network Inc. (a)	1,545	59,869
Fulton Financial Corp.	28,862	515,187
Gain Capital Holdings Inc.	6,022	50,163
GAMCO Investors Inc.	766	22,666

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Genworth Financial Inc. Class A (a)	80,676	$332,385
German American Bancorp Inc.	2,391	113,190
Glacier Bancorp Inc.	12,765	433,116
Global Indemnity Ltd. (a)	1,355	52,154
Great Ajax Corp.	2,858	37,297
Great Southern Bancorp Inc.	1,742	87,971
Great Western Bancorp Inc.	9,924	420,877
Green Bancorp Inc. (a)	3,305	58,829
Green Dot Corp. Class A (a)	7,044	234,988
Greene County Bancorp Inc.	388	9,060
Greenhill & Co. Inc.	4,779	140,025
Greenlight Capital Re Ltd. Class A (a)	5,261	116,268
Guaranty Bancorp	2,476	60,291
Hallmark Financial Services Inc. (a)	2,453	27,106
Hancock Holding Co.	13,885	632,462
Hanmi Financial Corp.	5,153	158,455
Hannon Armstrong Sustainable Infrastructure Capital Inc.	7,108	143,582
HarborOne Bancorp Inc. (a)	2,434	46,222
HCI Group Inc.	1,462	66,638
Heartland Financial USA Inc.	3,603	179,970
Hennessy Advisors Inc.	688	11,565
Heritage Commerce Corp.	4,270	60,207
Heritage Financial Corp.	4,975	123,131
Heritage Insurance Holdings Inc.	4,402	56,214
Heritage Oaks Bancorp	3,905	52,132
Hilltop Holdings Inc.	12,694	348,704
Hingham Institution for Savings	202	35,724
Home Bancorp Inc.	875	29,531
Home Bancshares Inc.	20,213	547,166
HomeStreet Inc. (a)	3,852	107,663
HomeTrust Bancshares Inc. (a)	2,837	66,670
Hope Bancorp Inc.	21,583	413,746
Horace Mann Educators Corp.	6,786	278,565
Horizon Bancorp	3,193	83,720
Houlihan Lokey Inc.	2,013	69,348
IBERIABANK Corp.	7,950	628,845
Impac Mortgage Holdings Inc. (a)	1,386	17,270
Independence Holding Co.	1,269	23,603
Independent Bank Corp.	4,382	284,830
Independent Bank Corp. (Michigan)	3,613	74,789
Independent Bank Group Inc.	1,825	117,348
Infinity Property & Casualty Corp.	1,728	165,024
International Bancshares Corp.	9,228	326,671
INTL FCStone Inc. (a)	2,658	100,898
Invesco Mortgage Capital	19,032	293,473
Investment Technology Group Inc.	5,564	112,671
Investors Bancorp Inc.	49,443	710,990
Investors Title Co.	227	35,900
James River Group Holdings Ltd.	2,357	101,021
Janus Capital Group Inc.	23,836	314,635
KCG Holdings Inc. Class A (a)	6,597	117,624
Kearny Financial Corp.	15,083	226,999
Kemper Corp.	6,556	261,584
Kinsale Capital Group Inc.	1,111	35,596
Ladder Capital Corp.	6,509	93,990

20	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Ladenburg Thalmann Financial Services Inc. (a)	17,002	$42,165
Lakeland Bancorp Inc.	6,945	136,122
Lakeland Financial Corp.	3,985	171,833
LCNB Corp.	1,299	30,981
LegacyTexas Financial Group Inc.	7,345	293,066
LendingClub Corp. (a)	54,433	298,837
LendingTree Inc. (a)	1,094	137,133
Live Oak Bancshares Inc.	3,146	68,111
Macatawa Bank Corp.	4,121	40,715
Maiden Holdings Ltd.	10,151	142,114
MainSource Financial Group Inc.	3,773	124,245
Manning & Napier Inc.	2,329	13,275
Marlin Business Services Corp.	1,319	33,964
MB Financial Inc.	12,245	524,331
MBIA Inc. (a)	21,898	185,476
MBT Financial Corp.	2,828	32,098
Medley Management Inc. Class A	1,008	8,366
Mercantile Bank Corp.	2,644	90,954
Merchants Bancshares Inc.	948	46,168
Meridian Bancorp Inc.	8,108	148,376
Meta Financial Group Inc.	1,353	119,740
MGIC Investment Corp. (a)	56,537	572,720
Middleburg Financial Corp.	730	29,229
Midland States Bancorp Inc.	590	20,290
MidWestOne Financial Group Inc.	1,348	46,223
Moelis & Co.	3,664	141,064
MTGE Investment Corp.	7,684	128,707
MutualFirst Financial Inc.	809	25,524
National Bank Holdings Corp. Class A	4,030	130,975
National Bankshares Inc.	1,186	44,534
National Commerce Corp. (a)	1,370	50,142
National General Holdings Corp.	8,260	196,258
National Western Life Group Inc. Class A	368	111,931
Nationstar Mortgage Holdings Inc. (a)	5,654	89,107
Navigators Group Inc., The	3,728	202,430
NBT Bancorp Inc.	7,087	262,715
Nelnet Inc. Class A	3,375	148,028
New Residential Investment Corp.	49,228	835,891
New York Mortgage Trust Inc.	19,290	119,019
NewStar Financial Inc. (a)	3,885	41,103
Nicolet Bankshares Inc. (a)	1,264	59,838
NMI Holdings Inc. Class A (a)	8,247	94,016
Northfield Bancorp Inc.	7,062	127,257
Northrim BanCorp Inc.	1,050	31,552
Northwest Bancshares Inc.	15,854	266,981
OceanFirst Financial Corp.	3,458	97,429
Ocwen Financial Corp. (a)	17,237	94,286
OFG Bancorp	7,286	85,975
Old Line Bancshares Inc.	1,298	36,967
Old National Bancorp	22,381	388,310
Old Second Bancorp Inc.	4,807	54,079
OM Asset Management PLC	6,576	99,429
On Deck Capital Inc. (a)	7,800	39,312
OneBeacon Insurance Group Ltd. Class A	3,421	54,736

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Oppenheimer Holdings Inc. Class A	1,622	$27,736
Opus Bank	2,826	56,944
Orchid Island Capital Inc.	5,023	50,180
Oritani Financial Corp.	6,491	110,347
Orrstown Financial Services Inc.	1,094	24,451
Owens Realty Mortgage Inc.	1,575	28,035
Pacific Continental Corp.	3,093	75,778
Pacific Mercantile Bancorp (a)	2,339	17,659
Pacific Premier Bancorp Inc. (a)	4,567	176,058
Park National Corp.	2,193	230,704
Park Sterling Corp.	8,396	103,355
Patriot National Inc. (a)	2,065	5,823
Peapack-Gladstone Financial Corp.	2,618	77,467
Penns Woods Bancorp Inc.	803	34,890
PennyMac Financial Services Inc. Class A (a)	2,351	40,085
PennyMac Mortgage Investment Trust	11,377	201,942
Peoples Bancorp Inc.	2,697	85,387
Peoples Financial Services Corp.	1,148	47,986
People’s Utah Bancorp	2,076	54,910
PHH Corp. (a)	8,689	110,611
PICO Holdings Inc. (a)	3,845	53,830
Pinnacle Financial Partners Inc.	7,209	479,038
Piper Jaffray Companies Inc. (a)	2,428	155,028
PJT Partners Inc. Class A	2,902	101,831
PRA Group Inc. (a)	7,654	253,730
Preferred Bank	1,949	104,583
Premier Financial Bancorp Inc.	1,439	30,262
Primerica Inc.	7,755	637,461
PrivateBancorp Inc.	13,096	777,510
Prosperity Bancshares Inc.	11,146	776,988
Provident Bancorp Inc. (a)	658	13,785
Provident Financial Holdings Inc.	1,004	18,725
Provident Financial Services Inc.	10,152	262,429
Pzena Investment Management Inc. Class A	2,576	25,348
QCR Holdings Inc.	1,906	80,719
Radian Group Inc.	35,636	640,023
Redwood Trust Inc.	12,726	211,379
Regional Management Corp. (a)	1,843	35,809
Renasant Corp.	6,930	275,052
Republic Bancorp Inc. Class A	1,659	57,053
Republic First Bancorp Inc. (a)	6,952	57,702
Resource Capital Corp.	5,059	49,426
RLI Corp.	6,261	375,788
S&T Bancorp Inc.	5,501	190,335
Safeguard Scientifics Inc. (a)	3,262	41,427
Safety Insurance Group Inc.	2,418	169,502
Sandy Spring Bancorp Inc.	3,902	159,943
Seacoast Banking Corporation of Florida (a)	4,855	116,423
Selective Insurance Group Inc.	9,108	429,442
ServisFirst Bancshares Inc.	7,616	277,070
Shore Bancshares Inc.	1,949	32,568
SI Financial Group Inc.	1,654	23,239
Sierra Bancorp	2,017	55,326

See accompanying notes to schedules of investments.	21

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Silvercrest Asset Management Group Inc. Class A	1,050	$13,965
Simmons First National Corp.	4,980	274,647
South State Corp.	3,985	356,060
Southern First Bancshares Inc. (a)	907	29,614
Southern Missouri Bancorp Inc.	897	31,861
Southern National Bancorp of Virginia Inc.	1,700	28,781
Southside Bancshares Inc.	4,093	137,402
Southwest Bancorp Inc.	3,005	78,581
State Auto Financial Corp.	2,767	75,954
State Bank Financial Corp.	5,892	153,899
State National Companies Inc.	5,045	72,648
Sterling Bancorp	21,264	503,957
Stewart Information Services Corp.	3,643	160,948
Stifel Financial Corp. (a)	10,591	531,562
Stock Yards Bancorp Inc.	3,640	147,966
Stonegate Bank	1,963	92,438
Summit Financial Group Inc.	1,299	27,980
Sun Bancorp Inc.	1,715	41,846
Territorial Bancorp Inc.	1,261	39,305
Texas Capital Bancshares Inc. (a)	7,879	657,503
Third Point Reinsurance Ltd. (a)	11,053	133,741
Tiptree Inc.	4,735	34,566
Tompkins Financial Corp.	2,444	196,864
TowneBank	9,431	305,564
Trico Bancshares	3,399	120,766
Tristate Capital Holdings Inc. (a)	3,684	86,021
Triumph Bancorp Inc. (a)	2,497	64,423
Trupanion Inc. (a)	2,406	34,213
Trustco Bank Corp. NY	15,315	120,223
Trustmark Corp.	11,326	360,054
UMB Financial Corp.	7,494	564,373
Umpqua Holdings Corp.	36,888	654,393
Union Bankshares Corp.	7,281	256,146
Union Bankshares Inc.	589	25,298
United Bankshares Inc.	11,023	465,722
United Community Banks Inc.	11,519	318,961
United Community Financial Corp.	7,542	62,900
United Financial Bancorp Inc.	8,238	140,128
United Fire Group Inc.	3,400	145,418
United Insurance Holdings Corp.	2,848	45,426
Universal Insurance Holdings Inc.	5,459	133,746
Univest Corp. of Pennsylvania	4,423	114,556
Valley National Bancorp	41,410	488,638
Veritex Holdings Inc. (a)	1,774	49,885
Virtu Financial Inc. Class A	4,138	70,346
Virtus Investment Partners Inc.	767	81,225
Waddell & Reed Financial Inc. Class A	13,071	222,207
Walker & Dunlop Inc. (a)	4,558	190,023
Walter Investment Management Corp. (a)	3,174	3,428
Washington Federal Inc.	15,275	505,602
Washington Trust Bancorp Inc.	2,424	119,503
WashingtonFirst Bankshares Inc.	1,329	37,212
Waterstone Financial Inc.	4,337	79,150
Webster Financial Corp.	15,303	765,762

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
WesBanco Inc.	6,657	$253,698
West Bancorporation	2,667	61,208
Westamerica Bancorporation	4,110	229,461
Western Asset Mortgage Capital Corp.	6,956	67,960
Western New England Bancorp Inc.	2,371	24,896
Westwood Holdings Group Inc.	1,333	71,196
Wins Finance Holdings Inc. (a)	19	2,755
Wintrust Financial Corp.	8,582	593,188
WisdomTree Investments Inc.	19,224	174,554
WMIH Corp. (a)	33,065	47,944
World Acceptance Corp. (a)	1,019	52,764
WSFS Financial Corp.	4,772	219,273
Xenith Bankshares Inc. (a)	1,487	37,725

		60,387,724

Health Care (12.88%)
AAC Holdings Inc. (a)	1,632	13,921
Abaxis Inc.	3,649	176,976
Accelerate Diagnostics Inc. (a)	4,003	96,873
Acceleron Pharma Inc. (a)	4,520	119,644
Accuray Inc. (a)	12,960	61,560
AcelRx Pharmaceuticals Inc. (a)	5,654	17,810
Aceto Corp.	4,780	75,572
Achillion Pharmaceuticals Inc. (a)	19,565	82,369
Aclaris Therapeutics Inc. (a)	1,679	50,068
Acorda Therapeutics Inc. (a)	7,140	149,940
Adamas Pharmaceuticals Inc. (a)	2,737	47,898
Addus HomeCare Corp. (a)	1,415	45,280
Adeptus Health Inc. Class A (a)	2,344	4,219
Aduro Biotech Inc. (a)	5,802	62,372
Advaxis Inc. (a)	6,329	51,708
Adverum Biotechnologies Inc. (a)	6,303	17,018
Aerie Pharmaceuticals Inc. (a)	4,679	212,193
Aevi Genomic Medicine Inc. (a)	4,192	7,797
Agenus Inc. (a)	12,282	46,303
Agile Therapeutics Inc. (a)	2,304	7,384
Aimmune Therapeutics Inc. (a)	4,281	93,026
Air Methods Corp. (a)	5,610	241,230
Akebia Therapeutics Inc. (a)	5,981	55,025
Albany Molecular Research Inc. (a)	4,347	60,988
Alder Biopharmaceuticals Inc. (a)	7,786	161,949
Almost Family Inc. (a)	1,338	65,027
AMAG Pharmaceuticals Inc. (a)	5,797	130,722
Amedisys Inc. (a)	4,647	237,415
American Renal Associates Holdings Inc. (a)	1,439	24,290
Amicus Therapeutics Inc. (a)	24,428	174,172
AMN Healthcare Services Inc. (a)	7,876	319,766
Amphastar Pharmaceuticals Inc. (a)	5,857	84,926
Ampio Pharmaceuticals Inc. (a)	7,018	5,614
Analogic Corp.	2,073	157,341
AnaptysBio Inc. (a)	741	20,563
Anavex Life Sciences Corp. (a)	5,360	30,766
Angiodynamics Inc. (a)	4,539	78,752
ANI Pharmaceuticals Inc. (a)	1,342	66,442

22	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Anika Therapeutics Inc. (a)	2,366	$102,779
Anthera Pharmaceuticals Inc. (a)	6,303	2,682
Applied Genetic Technologies Corp. (a)	2,067	14,262
Aptevo Therapeutics Inc. (a)	2,684	5,529
Aratana Therapeutics Inc. (a)	5,615	29,760
Ardelyx Inc. (a)	5,362	67,829
Arena Pharmaceuticals Inc. (a)	39,135	57,137
Argos Therapeutics Inc. (a)	3,461	1,564
Array Biopharma Inc. (a)	27,855	249,024
Arrowhead Pharmaceuticals Inc. (a)	10,084	18,655
Asterias Biotherapeutics (a)	3,503	11,910
Atara Biotherapeutics Inc. (a)	3,815	78,398
Athersys Inc. (a)	12,181	20,830
AtriCure Inc. (a)	5,146	98,546
Atrion Corp.	233	109,091
Audentes Therapeutics Inc. (a)	794	13,530
AveXis Inc. (a)	963	73,217
Avinger Inc. (a)	3,369	6,401
AxoGen Inc. (a)	3,838	40,107
Axovant Sciences Ltd. (a)	4,001	59,775
Axsome Therapeutics Inc. (a)	1,688	6,583
Bellicum Pharmaceutical Inc. (a)	3,415	42,141
BioCryst Pharmaceuticals Inc. (a)	12,924	108,562
Bio-Path Holdings Inc. (a)	13,313	11,011
BioScrip Inc. (a)	17,839	30,326
BioSpecifics Technologies Corp. (a)	954	52,279
BioTelemetry Inc. (a)	4,494	130,101
BioTime Inc. (a)	10,940	37,743
Bluebird Bio Inc. (a)	6,660	605,394
Blueprint Medicines Corp. (a)	3,950	157,960
Cambrex Corp. (a)	5,264	289,783
Cantel Medical Corp.	5,873	470,427
Capital Senior Living Corp. (a)	4,838	68,022
Cara Therapeutics Inc. (a)	3,959	72,806
Cardiovascular Systems Inc. (a)	5,363	151,639
Castlight Health Inc. Class B (a)	6,545	23,889
Catalent Inc. (a)	16,365	463,457
Celldex Therapeutics Inc. (a)	15,905	57,417
Cellular Biomedicine Group Inc. (a)	1,979	23,352
Cempra Inc. (a)	7,466	28,004
Cerus Corp. (a)	16,636	74,030
Chemed Corp.	2,670	487,782
ChemoCentryx Inc. (a)	3,444	25,072
Chimerix Inc. (a)	7,277	46,427
ChromaDex Corp. (a)	4,746	12,767
Cidara Therapeutics Inc. (a)	1,689	13,174
Civitas Solutions Inc. (a)	2,482	45,545
Clearside Biomedical Inc. (a)	1,372	10,894
Clovis Oncology Inc. (a)	6,063	386,031
Coherus Biosciences Inc. (a)	5,457	115,416
Collegium Pharmaceutical Inc. (a)	2,585	26,005
Community Health Systems Inc. (a)	18,799	166,747
Computer Programs & Systems Inc.	1,814	50,792
Concert Pharmaceuticals Inc. (a)	2,874	49,030
ConforMis Inc. (a)	5,807	30,313
Conmed Corp.	4,575	203,176

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Corcept Therapeutics Inc. (a)	12,238	$134,128
Corindus Vascular Robotics Inc. (a)	8,220	10,768
Corvel Corp. (a)	1,625	70,688
Corvus Pharmaceuticals Inc. (a)	509	10,572
Cotiviti Holdings Inc. (a)	2,143	89,213
Cross Country Healthcare Inc. (a)	5,115	73,451
CryoLife Inc.	5,125	85,331
Curis Inc. (a)	17,654	49,078
Cutera Inc. (a)	2,200	45,540
Cytokinetics Inc. (a)	5,883	75,597
CytomX Therapeutics Inc. (a)	3,286	56,749
CytRx Corp. (a)	11,818	5,250
DepoMed Inc. (a)	10,086	126,579
Dermira Inc. (a)	4,653	158,714
Dimension Therapeutics Inc. (a)	1,919	3,358
Diplomat Pharmacy Inc. (a)	7,754	123,676
Durect Corp. (a)	21,922	23,018
Dyax Corp. Contingent Value Rights (a) (b)	23,324	25,890
Dynavax Technologies Corp. (a)	6,388	38,009
Eagle Pharmaceuticals Inc. (a)	1,510	125,239
Edge Therapeutics Inc. (a)	2,610	23,777
Editas Medicine Inc. (a)	1,166	26,025
Egalet Corp. (a)	3,432	17,503
Eiger BioPharmaceuticals Inc. (a)	539	6,172
Emergent Biosolutions Inc. (a)	5,368	155,887
Enanta Pharmaceuticals Inc. (a)	2,573	79,248
Endocyte Inc. (a)	6,481	16,656
Endologix Inc. (a)	13,356	96,697
Ensign Group Inc., The	7,924	148,971
Entellus Medical Inc. (a)	1,204	16,615
Enzo Biochem Inc. (a)	6,419	53,727
Epizyme Inc. (a)	6,636	113,807
Esperion Therapeutics Inc. (a)	2,419	85,415
Evolent Health Inc. Class A (a)	2,854	63,644
Exact Sciences Corp. (a)	17,558	414,720
Exactech Inc. (a)	1,714	43,193
Exelixis Inc. (a)	37,456	811,672
FibroGen Inc. (a)	8,619	212,458
Five Prime Therapeutics Inc. (a)	4,459	161,193
Flex Pharma Inc. (a)	1,701	7,484
Flexion Therapeutics Inc. (a)	4,229	113,802
Fluidigm Corp. (a)	4,743	26,988
Fortress Biotech Inc. (a)	5,274	19,514
Foundation Medicine Inc. (a)	2,203	71,047
Galena Biopharma Inc. (a)	1,573	960
Genesis Healthcare Inc. (a)	5,731	15,130
GenMark Diagnostics Inc. (a)	6,466	82,894
Genomic Health Inc. (a)	3,070	96,674
Geron Corp. (a)	25,848	58,675
Glaukos Corp. (a)	2,744	140,767
Global Blood Therapeutics Inc. (a)	3,195	117,736
Globus Medical Inc. Class A (a)	11,462	339,504
GlycoMimetics Inc. (a)	1,589	8,628
Haemonetics Corp. (a)	8,476	343,871
Halozyme Therapeutics Inc. (a)	17,964	232,813

See accompanying notes to schedules of investments.	23

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Halyard Health Inc. (a)	7,787	$296,607
HealthEquity Inc. (a)	7,144	303,263
Healthsouth Corp.	14,893	637,569
HealthStream Inc. (a)	4,249	102,953
Heron Therapeutics Inc. (a)	6,548	98,220
Heska Corp. (a)	1,033	108,444
HMS Holdings Corp. (a)	14,045	285,535
Horizon Pharma PLC (a)	26,542	392,291
ICU Medical Inc. (a)	2,415	368,770
Idera Pharmaceuticals Inc. (a)	18,019	44,507
Ignyta Inc. (a)	4,766	40,988
Immune Design Corp. (a)	3,404	23,147
ImmunoGen Inc. (a)	13,913	53,843
Immunomedics Inc. (a)	15,142	97,969
Impax Laboratories Inc. (a)	12,189	154,191
INC Research Holdings Inc. Class A (a)	6,851	314,118
Infinity Pharmaceuticals Inc. (a)	7,755	25,049
Innoviva Inc. (a)	13,334	184,409
Inogen Inc. (a)	2,692	208,792
Inotek Pharmaceuticals Corp. (a)	2,799	5,598
Inovio Pharmaceuticals Inc. (a)	10,988	72,741
Insmed Inc. (a)	10,429	182,612
Insulet Corp. (a)	9,730	419,266
Insys Therapeutics Inc. (a)	3,805	39,991
Integer Holdings Corp. (a)	5,038	202,528
Integra LifeSciences Holdings Corp. (a)	10,110	425,934
Intellia Therapeutics Inc. (a)	1,147	16,161
Intersect ENT Inc. (a)	4,185	71,773
Intra-Cellular Therapies Inc. (a)	5,664	92,040
Invacare Corp.	5,262	62,618
Invitae Corp. (a)	4,457	49,294
InVivo Therapeutics Holdings Corp. (a)	5,348	21,659
iRadimed Corp. (a)	658	5,856
iRhythm Technologies Inc. (a)	901	33,878
IRIDEX Corp. (a)	1,196	14,197
Ironwood Pharmaceuticals Inc. (a)	21,623	368,888
Jounce Therapeutics Inc. (a)	947	20,825
K2M Group Holdings Inc. (a)	4,212	86,388
Karyopharm Therapeutics Inc. (a)	4,388	56,342
Keryx Biopharmaceuticals Inc. (a)	13,103	80,714
Kindred Healthcare Inc.	14,033	117,176
Kite Pharma Inc. (a)	7,103	557,514
La Jolla Pharmaceutical Co. (a)	2,396	71,521
Landauer Inc.	1,641	79,999
Lannett Company Inc. (a)	4,575	102,251
LeMaitre Vascular Inc.	2,255	55,541
Lexicon Pharmaceuticals Inc. (a)	7,130	102,244
LHC Group Inc. (a)	2,470	133,133
Ligand Pharmaceuticals Inc. Class B (a)	3,202	338,900
Lion Biotechnologies Inc. (a)	8,868	66,067
Lipocine Inc. (a)	2,668	10,405
Loxo Oncology Inc. (a)	2,611	109,871
Luminex Corp. (a)	6,621	121,628
MacroGenics Inc. (a)	5,358	99,659
Magellan Health Inc. (a)	3,878	267,776

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
MannKind Corp. (a)	10,619	$15,716
Masimo Corp. (a)	6,728	627,453
Medicines Co., The (a)	11,195	547,436
MediciNova Inc. (a)	4,775	28,602
Medidata Solutions Inc. (a)	9,012	519,902
Medpace Holdings Inc. (a)	1,356	40,477
Meridian Bioscience Inc.	6,851	94,544
Merit Medical Systems Inc. (a)	7,123	205,855
Merrimack Pharmaceuticals Inc. (a)	20,105	61,923
MiMedx Group Inc. (a)	16,856	160,638
Minerva Neurosciences Inc. (a)	3,112	25,207
Mirati Therapeutics Inc. (a)	1,789	9,303
Molina Healthcare Inc. (a)	7,132	325,219
Momenta Pharmaceuticals Inc. (a)	10,675	142,511
MyoKardia Inc. (a)	1,813	23,841
Myovant Sciences Ltd. (a)	1,314	15,426
Myriad Genetics Inc. (a)	11,161	214,291
NanoString Technologies Inc. (a)	2,463	48,940
NantKwest Inc. (a)	2,640	9,372
Natera Inc. (a)	4,257	37,760
National Healthcare Corp.	1,840	131,192
National Research Corp. Class A	1,572	30,968
Natus Medical Inc. (a)	5,518	216,582
Nektar Therapeutics (a)	23,676	555,676
Neogen Corp. (a)	5,996	393,038
NeoGenomics Inc. (a)	8,824	69,621
Neos Therapeutics Inc. (a)	2,197	15,818
Nevro Corp. (a)	4,026	377,236
NewLink Genetics Corp. (a)	3,596	86,664
Nobilis Health Corp. (a)	9,055	15,394
Novan Inc. (a)	632	4,032
Novavax Inc. (a)	45,809	58,636
Novocure Ltd. (a)	8,272	67,003
NuVasive Inc. (a)	8,163	609,613
NxStage Medical Inc. (a)	10,498	281,661
Ocular Therapeutix Inc. (a)	3,203	29,724
Omeros Corp. (a)	7,191	108,728
Omnicell Inc. (a)	6,049	245,892
OncoMed Pharmaceuticals Inc. (a)	3,575	32,926
Ophthotech Corp. (a)	5,088	18,622
OraSure Technologies Inc. (a)	8,758	113,241
Organovo Holdings Inc. (a)	14,405	45,808
Orthofix International NV (a)	2,903	110,749
Otonomy Inc. (a)	3,934	48,192
OvaScience Inc. (a)	5,102	9,541
Owens & Minor Inc.	10,324	357,210
Oxford Immunotec Global PLC (a)	3,617	56,027
Pacific Biosciences of California Inc. (a)	13,794	71,315
Pacira Pharmaceuticals Inc. (a)	6,039	275,378
Paratek Pharmaceuticals Inc. (a)	3,413	65,700
Parexel International Corp. (a)	8,702	549,183
PDL BioPharma Inc.	28,261	64,152
Penumbra Inc. (a)	4,464	372,521
Pfenex Inc. (a)	3,204	18,615
PharmAthene Inc. (a)	10,024	8,134

24	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
PharMerica Corp. (a)	4,918	$115,081
Phibro Animal Health Corp. Class A	3,086	86,717
Portola Pharmaceuticals Inc. (a)	8,109	317,792
PRA Health Sciences Inc. (a)	4,007	261,377
Prestige Brands Holdings Inc. (a)	8,794	488,595
Progenics Pharmaceuticals Inc. (a)	11,461	108,192
Protagonist Therapeutics Inc. (a)	1,263	16,179
Proteostasis Therapeutics Inc. (a)	1,837	14,365
Prothena Corp. PLC (a)	5,792	323,136
Providence Service Corp. (a)	1,895	84,214
PTC Therapeutics Inc. (a)	5,458	53,707
Puma Biotechnology Inc. (a)	4,655	173,166
Quality Systems Inc.	8,455	128,854
Quidel Corp. (a)	4,357	98,642
Quorum Health Corp. (a)	4,883	26,564
Ra Pharmaceuticals Inc. (a)	1,211	25,782
Radius Health Inc. (a)	5,220	201,753
RadNet Inc. (a)	6,530	38,527
Reata Pharmaceuticals Inc. Class A (a)	926	20,974
REGENXBIO Inc. (a)	3,261	62,937
Regulus Therapeutics Inc. (a)	6,320	10,428
Repligen Corp. (a)	5,562	195,782
Retrophin Inc. (a)	5,975	110,298
Revance Therapeutics Inc. (a)	3,356	69,805
Rigel Pharmaceuticals Inc. (a)	18,780	62,162
Rockwell Medical Inc. (a)	7,927	49,623
RTI Surgical Inc. (a)	9,588	38,352
Sage Therapeutics Inc. (a)	5,003	355,563
Sangamo Therapeutics Inc. (a)	11,157	58,016
Sarepta Therapeutics Inc. (a)	8,341	246,894
SciClone Pharmaceuticals Inc. (a)	8,124	79,615
Second Sight Medical Products Inc (a)	2,202	2,664
Select Medical Holdings Corp. (a)	17,612	235,120
Selecta Biosciences Inc. (a)	709	10,153
Senseonics Holdings Inc. (a)	4,424	7,919
Seres Therapeutics Inc. (a)	2,927	32,987
Sorrento Therapeutics Inc. (a)	4,558	18,004
Spark Therapeutics Inc. (a)	3,277	174,795
Spectranetics Corp., The (a)	7,134	207,778
Spectrum Pharmaceuticals Inc. (a)	12,944	84,136
STAAR Surgical Co. (a)	6,555	64,239
Stemline Therapeutics Inc. (a)	3,764	32,182
Sucampo Pharmaceuticals Inc. Class A (a)	4,006	44,066
Supernus Pharmaceuticals Inc. (a)	7,730	241,949
Surgery Partners Inc. (a)	3,070	59,865
SurModics Inc. (a)	2,214	53,247
Syndax Pharmaceuticals Inc. (a)	737	10,112
Synergy Pharmaceuticals Inc. (a)	32,741	152,573
Synthetic Biologics Inc. (a)	12,130	7,650
Syros Pharmaceuticals Inc. (a)	633	10,084
T2 Biosystems Inc. (a)	2,460	12,940
Tabula Rasa HealthCare Inc. (a)	694	9,355
Tactile Systems Technology Inc. (a)	516	9,778
Tandem Diabetes Care Inc. (a)	2,771	3,325
Teladoc Inc. (a)	3,730	93,250

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Teligent Inc. (a)	7,876	$61,512
Tesaro Inc. (a)	4,652	715,803
Tetraphase Pharmaceuticals Inc. (a)	5,829	53,569
TG Therapeutics Inc. (a)	6,719	78,276
TherapeuticsMD Inc. (a)	24,758	178,258
Theravance Biopharma Inc. (a)	6,463	237,968
Titan Pharmaceuticals Inc. (a)	3,058	10,091
Tivity Health Inc. (a)	5,412	157,489
Tokai Pharmaceuticals Inc. (a)	1,439	1,202
TransEnterix Inc. (a)	12,160	14,714
Trevena Inc. (a)	7,309	26,824
Triple-S Management Corp. Class B (a)	3,930	69,050
Trovagene Inc. (a)	4,704	5,410
U.S. Physical Therapy Inc.	2,033	132,755
Ultragenyx Pharmaceutical Inc. (a)	6,241	423,015
UnitedHealth Group Inc.	1	158
Universal American Corp. (a)	7,090	70,687
Utah Medical Products Inc.	570	35,511
Vanda Pharmaceuticals Inc. (a)	6,101	85,414
Veracyte Inc. (a)	2,099	19,269
Versartis Inc. (a)	4,925	105,149
ViewRay Inc. (a)	1,036	8,816
Vital Therapies Inc. (a)	3,564	14,256
Vocera Communications Inc. (a)	4,221	104,807
Voyager Therapeutics Inc. (a)	1,900	25,156
vTv Therapeutics Inc. Class A (a)	3,268	21,405
WaVe Life Sciences Ltd. (a)	1,186	32,615
Wright Medical Group NV (a)	17,137	533,303
XBiotech Inc. (a)	2,857	47,112
Xencor Inc. (a)	5,707	136,511
Zafgen Inc. (a)	3,679	17,144
Zeltiq Aesthetics Inc. (a)	5,848	325,207
ZIOPHARM Oncology Inc. (a)	20,004	126,825
Zogenix Inc. (a)	3,889	42,196

		40,936,358

Industrials (14.13%)
Aaon Inc.	6,623	234,123
AAR Corp.	5,465	183,788
ABM Industries Inc.	9,189	400,640
Acacia Research Corp. (a)	8,391	48,248
Acco Brands Corp. (a)	17,140	225,391
Actuant Corp. Class A	9,915	261,260
Advanced Disposal Services Inc. (a)	2,596	58,670
Advanced Drainage Systems Inc.	5,733	125,553
Advisory Board Co., The (a)	6,721	314,543
Aegion Corp. (a)	5,689	130,335
Aerojet Rocketdyne Holdings Inc. (a)	9,802	212,703
Aerovironment Inc. (a)	3,396	95,190
Air Transport Services Group Inc. (a)	8,246	132,348
Aircastle Ltd.	7,941	191,616
Alamo Group Inc.	1,531	116,647
Albany International Corp. Class A	4,707	216,757
Allegiant Travel Co.	2,111	338,288
Allied Motion Technologies Inc.	969	19,477

See accompanying notes to schedules of investments.	25

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Altra Industrial Motion Corp.	4,259	$165,888
Ameresco Inc. Class A (a)	3,363	22,028
American Railcar Industries Inc.	1,302	53,512
American Superconductor Corp. (a)	1,860	12,760
American Woodmark Corp. (a)	2,285	209,763
Apogee Enterprises Inc.	4,645	276,888
Applied Industrial Technologies Inc.	6,007	371,533
Aqua Metals Inc. (a)	1,681	32,847
ARC Document Solutions Inc. (a)	6,566	22,653
ArcBest Corp.	4,213	109,538
Argan Inc.	2,239	148,110
Armstrong Flooring Inc. (a)	3,829	70,530
Astec Industries Inc.	3,205	197,092
Astronics Corp. (a)	3,305	104,868
Atkore International Group Inc. (a)	2,021	53,112
Atlas Air Worldwide Holdings Inc. (a)	4,040	224,018
AZZ Inc.	4,285	254,958
Babcock & Wilcox Enterprises Inc. (a)	7,531	70,340
Barnes Group Inc.	8,073	414,468
Barrett Business Services Inc.	1,197	65,380
Beacon Roofing Supply Inc. (a)	9,734	478,523
Blue Bird Corp. (a)	864	14,818
BMC Stock Holdings Inc. (a)	9,087	205,366
Brady Corp.	7,563	292,310
Briggs & Stratton Corp.	6,967	156,409
Brink’s Co., The	7,452	398,309
Builders FirstSource Inc. (a)	13,832	206,097
CaesarStone Ltd. (a)	4,076	147,755
CAI International Inc. (a)	2,816	44,324
Casella Waste Systems Inc. Class A (a)	6,749	95,228
CBIZ Inc. (a)	8,149	110,419
CEB Inc.	5,343	419,960
CECO Environmental Corp.	4,803	50,480
Celadon Group Inc.	4,345	28,460
Chart Industries Inc. (a)	5,108	178,474
CIRCOR International Inc.	2,763	164,233
Cogint Inc. (a)	2,417	11,239
Columbus McKinnon Corp.	3,248	80,615
Comfort Systems USA Inc.	6,086	223,052
Continental Building Products Inc. (a)	5,804	142,198
Costamare Inc.	4,194	27,932
Covenant Transport Group Inc. Class A (a)	1,851	34,799
CRA International Inc.	1,447	51,123
CSW Industrials Inc. (a)	2,358	86,539
Cubic Corp.	4,191	221,285
Curtiss-Wright Corp.	7,193	656,433
Deluxe Corp.	7,968	575,051
DigitalGlobe Inc. (a)	10,503	343,973
DMC Global Inc.	2,248	27,875
Douglas Dynamics Inc.	3,633	111,351
Ducommun Inc. (a)	1,639	47,187
DXP Enterprises Inc. (a)	2,305	87,290
Dycom Industries Inc. (a)	5,121	475,997
Echo Global Logistics Inc. (a)	4,831	103,142
EMCOR Group Inc.	9,968	627,486

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Encore Wire Corp.	3,345	$153,870
Energous Corp. (a)	2,413	37,643
Energy Recovery Inc. (a)	5,664	47,124
EnerSys	7,032	555,106
Engility Holdings Inc. (a)	3,068	88,788
Ennis Inc.	4,220	71,740
EnPro Industries Inc.	3,571	254,112
ESCO Technologies Inc.	4,209	244,543
Essendant Inc.	6,233	94,430
Esterline Technologies Corp. (a)	4,891	420,871
ExOne Co., The (a)	1,722	17,547
Exponent Inc.	4,236	252,254
Federal Signal Corp.	9,774	134,979
Forward Air Corp.	4,883	232,284
Foundation Building Materials Inc. (a)	1,541	24,610
Franklin Covey Co. (a)	1,870	37,774
Franklin Electric Co. Inc.	7,362	316,934
Freightcar America Inc.	2,061	25,824
FTI Consulting Inc. (a)	6,904	284,238
FuelCell Energy Inc. (a)	4,459	6,131
GATX Corp.	6,764	412,333
Gencor Industries Inc. (a)	1,255	18,762
Generac Holdings Inc. (a)	9,962	371,383
General Cable Corp.	8,071	144,874
Gibraltar Industries Inc. (a)	5,227	215,352
Global Brass & Copper Holdings Inc.	3,485	119,884
GMS Inc. (a)	1,163	40,752
Gorman-Rupp Co., The	2,884	90,558
GP Strategies Corp. (a)	2,137	54,066
Graham Corp.	1,712	39,376
Granite Construction Inc.	6,521	327,289
Great Lakes Dredge & Dock Co. (a)	10,129	40,516
Greenbrier Companies Inc., The	4,470	192,657
Griffon Corp.	5,187	127,860
H&E Equipment Services Inc.	5,299	129,931
Hardinge Inc.	1,810	20,344
Harsco Corp.	13,616	173,604
Hawaiian Holdings Inc. (a)	8,706	404,394
HC2 Holdings Inc. (a)	5,552	34,422
Healthcare Services Group Inc.	11,420	492,088
Heartland Express Inc.	7,727	154,926
Heidrick & Struggles International Inc.	3,003	79,129
Heritage-Crystal Clean Inc. (a)	2,188	29,976
Herman Miller Inc.	9,914	312,787
Hill International Inc. (a)	5,362	22,252
Hillenbrand Inc.	9,467	339,392
HNI Corp.	7,481	344,799
Hub Group Inc. (a)	5,448	252,787
Hurco Companies Inc.	1,117	34,739
Huron Consulting Group Inc. (a)	3,705	155,980
Hyster-Yale Materials Handling Inc.	1,530	86,277
ICF International Inc. (a)	3,034	125,304
IES Holdings Inc. (a)	1,246	22,553
Innerworkings Inc. (a)	6,513	64,869
Insperity Inc.	2,611	231,465

26	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Insteel Industries Inc.	2,831	$102,312
Interface Inc.	10,788	205,511
JELD-WEN Holding Inc. (a)	3,837	126,045
John Bean Technologies Corp.	4,899	430,867
Joy Global Inc.	16,101	454,853
Kadant Inc.	1,775	105,346
Kaman Corp.	4,298	206,863
Kelly Services Inc. Class A	4,891	106,917
Kennametal Inc.	13,055	512,148
Keyw Holding Corp., The (a)	6,091	57,499
Kforce Inc.	4,029	95,689
Kimball International Inc. Class B	6,032	99,528
KLX Inc. (a)	8,745	390,902
Knight Transportation Inc.	10,895	341,558
Knoll Inc.	7,891	187,885
Korn/Ferry International	9,515	299,627
Kratos Defense & Security Solutions Inc. (a)	10,279	79,971
Lawson Products Inc. (a)	1,004	22,540
Layne Christensen Co. (a)	2,841	25,114
Lindsay Corp.	1,758	154,915
LSI Industries Inc.	4,010	40,461
Lydall Inc. (a)	2,766	148,258
Manitowoc Company Inc., The (a)	20,951	119,421
Marten Transport Ltd.	3,732	87,515
Masonite International Corp. (a)	4,965	393,476
MasTec Inc. (a)	11,001	440,590
Matson Inc.	7,172	227,785
Matthews International Corp. Class A	5,190	351,104
McGrath Rentcorp	3,866	129,782
Mercury Systems Inc. (a)	7,444	290,688
Meritor Inc. (a)	13,358	228,823
Milacron Holdings Corp. (a)	2,458	45,743
Miller Industries Inc.	1,840	48,484
Mistras Group Inc. (a)	2,854	61,019
Mobile Mini Inc.	7,320	223,260
Moog Inc. Class A (a)	5,299	356,888
MRC Global Inc. (a)	15,567	285,343
MSA Safety Inc.	5,071	358,469
Mueller Industries Inc.	9,393	321,522
Mueller Water Products Inc.	25,252	298,479
Multi-Color Corp.	2,252	159,892
MYR Group Inc. (a)	2,527	103,607
National Presto Industries Inc.	786	80,329
Navigant Consulting Inc. (a)	7,879	180,114
Navistar International Corp. (a)	8,179	201,367
NCI Building Systems Inc. (a)	4,342	74,465
Neff Corp. Class A (a)	1,725	33,551
NL Industries Inc. (a)	1,105	7,127
NN Inc.	4,446	112,039
NOW Inc. (a)	17,763	301,260
NV5 Global Inc. (a)	1,207	45,383
Omega Flex Inc.	508	24,277
On Assignment Inc. (a)	8,444	409,787
Orion Group Holdings Inc. (a)	4,710	35,184
P.A.M. Transportation Services Inc. (a)	493	8,031

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Park-Ohio Holdings Corp.	1,418	$50,977
Patrick Industries Inc. (a)	2,399	170,089
PGT Innovations Inc. (a)	7,872	84,624
Plug Power Inc. (a)	28,560	39,413
Ply Gem Holdings Inc. (a)	3,678	72,457
Powell Industries Inc.	1,447	49,835
Power Solutions International Inc. (a)	774	7,810
Preformed Line Products Co.	463	24,145
Primoris Services Corp.	6,620	153,716
Proto Labs Inc. (a)	4,075	208,232
Quad Graphics Inc.	4,816	121,556
Quanex Building Products Corp.	5,968	120,852
Radiant Logistics Inc. (a)	6,422	32,110
Raven Industries Inc.	5,936	172,441
RBC Bearings Inc. (a)	3,781	367,097
Resources Connection Inc.	4,600	77,050
REV Group Inc. (a)	1,697	46,786
Rexnord Corp. (a)	13,734	316,981
Roadrunner Transportation Systems Inc. (a)	5,222	35,875
RPX Corp. (a)	8,329	99,948
Rush Enterprises Inc. Class A (a)	5,047	166,955
Rush Enterprises Inc. Class B (a)	901	28,093
Saia Inc. (a)	4,244	188,009
Scorpio Bulkers Inc. (a)	9,517	87,556
Simpson Manufacturing Co. Inc.	6,812	293,529
SiteOne Landscape Supply Inc. (a)	1,914	92,657
SkyWest Inc.	8,256	282,768
Sparton Corp. (a)	1,625	34,109
SPX Corp. (a)	6,954	168,634
SPX FLOW Inc. (a)	5,840	202,706
Standard Plus Corp. (a)	2,835	95,681
Standex International Corp.	2,113	211,617
Steelcase Inc.	14,172	237,381
Sun Hydraulics Corp.	3,820	137,940
Sunrun Inc. (a)	10,362	55,955
Supreme Industries Inc. Class A	2,105	42,647
Swift Transportation Co. (a)	12,231	251,225
Taser International Inc. (a)	8,645	197,020
Team Inc. (a)	4,808	130,056
Teledyne Technologies Inc. (a)	5,643	713,614
Tennant Co.	2,886	209,668
Tetra Tech Inc.	9,220	376,637
Textainer Group Holdings Ltd.	3,502	53,581
Thermon Group Holdings Inc. (a)	5,195	108,264
Titan International Inc.	7,123	73,652
Titan Machinery Inc. (a)	2,775	42,568
TPI Composites Inc. (a)	1,001	19,029
TRC Companies Inc. (a)	3,385	59,068
Trex Co. Inc. (a)	4,883	338,831
TriMas Corp. (a)	7,234	150,106
TriNet Group Inc. (a)	6,956	201,028
Triton International Ltd. of Bermuda	6,784	174,959
Triumph Group Inc.	8,364	215,373
TrueBlue Inc. (a)	7,031	192,298
Tutor Perini Corp. (a)	6,274	199,513

See accompanying notes to schedules of investments.	27

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
UniFirst Corp.	2,496	$353,059
Univar Inc. (a)	7,093	217,471
Universal Forest Products Inc.	3,177	313,062
Universal Logistics Holdings Inc.	1,455	20,879
US Ecology Inc.	3,597	168,519
USA Truck Inc. (a)	1,536	11,290
Vectrus Inc. (a)	1,844	41,213
Veritiv Corp. (a)	1,408	72,934
Viad Corp.	3,400	153,680
Vicor Corp. (a)	2,750	44,275
VSE Corp.	1,452	59,242
Wabash National Corp.	9,710	200,900
WageWorks Inc. (a)	6,134	443,488
Watts Water Technologies Inc.	4,668	291,050
Werner Enterprises Inc.	7,045	184,579
Wesco Aircraft Holdings Inc. (a)	9,221	105,119
West Corp.	7,243	176,874
Willis Lease Finance Corp. (a)	697	15,578
Woodward Inc.	8,556	581,124
XPO Logistics Inc. (a)	16,285	779,889
YRC Worldwide Inc. (a)	5,352	58,926

		44,937,562

Information Technology (17.17%)
2U Inc. (a)	6,053	240,062
3D Systems Corp. (a)	18,056	270,118
8x8 Inc. (a)	14,629	223,092
A10 Networks Inc. (a)	7,195	65,834
Acacia Communications Inc. (a)	865	50,706
ACI Worldwide Inc. (a)	19,085	408,228
Actua Corp. (a)	5,989	84,145
Acxiom Corp. (a)	12,646	360,032
Adtran Inc.	8,145	169,009
Advanced Energy Industries Inc. (a)	6,499	445,571
Advanced Micro Devices Inc. (a)	123,560	1,797,798
Aerohive Networks Inc. (a)	3,613	15,211
Agilysys Inc. (a)	2,449	23,143
Alarm.com Holdings Inc. (a)	1,703	52,350
ALJ Regional Holdings Inc. (a)	3,100	11,532
Alpha & Omega Semiconductor Ltd. (a)	2,890	49,679
Ambarella Inc. (a)	5,385	294,613
Amber Road Inc. (a)	3,180	24,550
American Software Inc. Class A	4,191	43,083
Amkor Technology Inc. (a)	16,424	190,354
Angie’s List Inc. (a)	6,644	37,871
Anixter International Inc. (a)	4,820	382,226
AppFolio Inc. Class A (a)	1,223	33,266
Applied Optoelectronics Inc. (a)	2,917	163,790
Apptio Inc. Class A (a)	788	9,243
Aspen Technology Inc. (a)	12,796	753,940
Autobytel Inc. (a)	1,358	17,016
Avid Technology Inc. (a)	5,127	23,892
AVX Corp.	7,616	124,750
Axcelis Technologies Inc. (a)	4,964	93,323
Badger Meter Inc.	4,666	171,476

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Bankrate Inc. (a)	7,897	$76,206
Barracuda Networks Inc. (a)	3,608	83,381
Bazaarvoice Inc. (a)	13,337	57,349
Bel Fuse Inc.	1,475	37,686
Belden Inc.	6,934	479,763
Benchmark Electronics Inc. (a)	8,167	259,711
Benefitfocus Inc. (a)	2,118	59,198
Black Box Corp.	2,446	21,892
Blackbaud Inc.	7,596	582,385
Blackhawk Network Holdings Inc. (a)	9,160	371,896
BlackLine Inc. (a)	1,220	36,307
Blucora Inc. (a)	6,640	114,872
Bottomline Technologies Inc. (a)	6,649	157,249
Box Inc. Class A (a)	7,988	130,284
Brightcove Inc. (a)	4,964	44,180
BroadSoft Inc. (a)	4,859	195,332
Brooks Automation Inc.	11,232	251,597
Cabot Microelectronics Corp.	3,892	298,166
CACI International Inc. Class A (a)	4,030	472,719
CalAmp Corp. (a)	5,803	97,432
Calix Inc. (a)	7,040	51,040
Callidus Software Inc. (a)	10,308	220,076
Carbonite Inc. (a)	3,031	61,527
Cardtronics PLC Class A (a)	7,499	350,578
Care.com Inc. (a)	2,756	34,478
Cass Information Systems Inc.	1,871	123,673
Cavium Inc. (a)	10,542	755,440
CEVA Inc. (a)	3,304	117,292
ChannelAdvisor Corp. (a)	3,828	42,682
Ciena Corp. (a)	22,453	530,115
Cimpress NV (a)	4,218	363,549
Cirrus Logic Inc. (a)	10,368	629,234
Clearfield Inc. (a)	1,960	32,242
Coherent Inc. (a)	3,972	816,802
Cohu Inc.	4,254	78,529
CommVault Systems Inc. (a)	6,277	318,872
Comtech Telecommunications Corp.	3,885	57,265
Control4 Corp. (a)	3,232	51,033
Convergys Corp.	14,728	311,497
Cornerstone OnDemand Inc. (a)	8,490	330,176
Coupa Software Inc. (a)	1,135	28,829
CPI Card Group Inc.	3,871	16,258
Cray Inc. (a)	6,618	144,934
CSG Systems International Inc.	5,340	201,905
CTS Corp.	5,130	109,269
Daktronics Inc.	6,536	61,765
DHI Group Inc. (a)	8,209	32,426
Diebold Nixdorf Inc.	11,282	346,357
Digi International Inc. (a)	4,021	47,850
Digimarc Corp. (a)	1,795	48,465
Diodes Inc. (a)	6,370	153,199
DSP Group Inc. (a)	3,748	44,976
Eastman Kodak Co. (a)	2,849	32,764
Ebix Inc.	4,162	254,922
Electro Scientific Industries Inc. (a)	4,305	30,006
Electronics for Imaging Inc. (a)	7,796	380,679

28	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Ellie Mae Inc. (a)	5,477	$549,179
EMCORE Corp.	4,362	39,258
Endurance International Group Holdings Inc. (a)	9,975	78,304
EnerNOC Inc. (a)	4,546	27,276
Entegris Inc. (a)	23,010	538,434
Envestnet Inc. (a)	7,001	226,132
EPAM Systems Inc. (a)	7,878	594,947
ePlus inc. (a)	1,045	141,127
Everbridge Inc. (a)	1,038	21,310
EVERTEC Inc.	10,639	169,160
Exa Corp. (a)	2,219	28,181
Exar Corp. (a)	6,677	86,868
Exlservice Holdings Inc. (a)	5,270	249,587
Extreme Networks Inc. (a)	16,553	124,313
Fabrinet (a)	5,794	243,522
Fair Isaac Corp.	5,062	652,745
FARO Technologies Inc. (a)	2,806	100,314
Finisar Corp. (a)	17,877	488,757
Five9 Inc. (a)	5,428	89,345
Formfactor Inc. (a)	11,501	136,287
Forrester Research Inc.	1,671	66,422
Gerber Scientific Inc. Escrow Shares (a) (b)	4,900	0
Gigamon Inc. (a)	5,492	195,241
GigPeak Inc. (a)	9,585	29,522
Global Sources Ltd. (a)	1,241	10,238
Globant SA (a)	4,244	154,482
Glu Mobile Inc. (a)	17,108	38,835
Gogo Inc. (a)	9,374	103,114
GrubHub Inc. (a)	13,343	438,851
GTT Communications Inc. (a)	4,356	106,069
Guidance Software Inc. (a)	3,878	22,880
Hackett Group Inc., The	3,990	77,765
Harmonic Inc. (a)	12,645	75,238
Hortonworks Inc. (a)	6,602	64,766
HubSpot Inc. (a)	4,885	295,787
Ichor Holdings Ltd. (a)	848	16,816
II-VI Inc. (a)	9,816	353,867
Immersion Corp. (a)	4,497	38,944
Imperva Inc. (a)	4,758	195,316
Impinj Inc. (a)	930	28,151
Infinera Corp. (a)	23,189	237,223
Information Services Group Inc. (a)	5,071	15,974
Inphi Corp. (a)	6,650	324,653
Insight Enterprises Inc. (a)	6,069	249,375
Instructure Inc. (a)	1,705	39,897
Integrated Device Technology Inc. (a)	22,358	529,214
InterDigital Inc.	5,746	495,880
InvenSense Inc. (a)	13,467	170,088
Itron Inc. (a)	5,536	336,035
Ixia (a)	10,550	207,308
IXYS Corp.	4,289	62,405
j2 Global Inc.	7,583	636,290
Jive Software Inc. (a)	9,359	40,244
Kimball Electronics Inc. (a)	4,808	81,496
Knowles Corp. (a)	14,562	275,950

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Kopin Corp. (a)	10,894	$44,665
KVH Industries Inc. (a)	2,582	21,689
Lattice Semiconductor Corp. (a)	19,768	136,795
Limelight Networks Inc. (a)	10,061	25,957
Liquidity Services Inc. (a)	4,213	33,704
Littelfuse Inc.	3,608	576,955
LivePerson Inc. (a)	8,559	58,629
LogMeIn Inc.	8,591	837,622
Lumentum Holdings Inc. (a)	8,314	443,552
MACOM Technology Solutions Holdings Inc. (a)	5,264	254,251
Majesco (a)	949	4,897
ManTech International Corp. Class A	4,068	140,875
Marchex Inc. Class B (a)	5,657	15,387
MAXIMUS Inc.	10,639	661,746
MaxLinear Inc. Class A (a)	9,304	260,977
Maxwell Technologies Inc. (a)	5,060	29,399
MeetMe Inc. (a)	6,741	39,704
Mesa Laboratories Inc.	510	62,577
Methode Electronics Inc.	6,043	275,561
Microsemi Corp. (a)	18,607	958,819
MicroStrategy Inc. (a)	1,580	296,724
MINDBODY, Inc. Class A (a)	2,338	64,178
Mitek Systems Inc. (a)	4,839	32,179
MKS Instruments Inc.	8,675	596,406
MobileIron Inc. (a)	7,628	33,182
Model N Inc. (a)	3,658	38,226
MoneyGram International Inc. (a)	4,673	78,553
Monolithic Power Systems Inc.	6,349	584,743
Monotype Imaging Holdings Inc.	6,677	134,208
MTS Systems Corp.	2,779	152,984
Nanometrics Inc. (a)	3,954	120,439
NCI Inc. Class A	981	14,764
NeoPhotonics Corp. (a)	5,049	45,491
NETGEAR Inc. (a)	5,234	259,345
NetScout Systems Inc. (a)	14,903	565,569
NeuStar Inc. Class A (a)	3,878	128,556
New Relic Inc. (a)	3,610	133,823
NIC Inc.	10,620	214,524
Nimble Storage Inc. (a)	10,335	129,188
Novanta Inc. (a)	5,274	140,025
NumereX Corp. Class A (a)	2,118	10,103
NVE Corp.	790	65,404
Oclaro Inc. (a)	18,817	184,783
OSI Systems Inc. (a)	2,900	211,671
Park City Group Inc. (a)	2,134	26,355
Park Electrochemical Corp.	3,304	59,009
Paycom Software Inc. (a)	7,387	424,826
Paylocity Holding Corp. (a)	3,556	137,368
PC Connection Inc.	1,843	54,903
PDF Solutions Inc. (a)	4,406	99,664
Pegasystems Inc.	5,955	261,127
Perficient Inc. (a)	5,862	101,764
PFSweb Inc. (a)	2,434	15,894
Photronics Inc. (a)	10,609	113,516
Planet Payment Inc. (a)	6,979	27,776

See accompanying notes to schedules of investments.	29

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Plantronics Inc.	5,501	$297,659
Plexus Corp. (a)	5,527	319,461
Power Integrations Inc.	4,533	298,045
Progress Software Corp.	8,329	241,957
Proofpoint Inc. (a)	6,731	500,517
PROS Holdings Inc. (a)	4,171	100,896
Pure Storage Inc. Class A (a)	11,183	109,929
Q2 Holdings Inc. (a)	4,209	146,684
QAD Inc. Class A	1,587	44,198
Qualys Inc. (a)	4,485	169,982
Quantenna Communications Inc. (a)	812	16,914
QuinStreet Inc. (a)	5,956	23,228
Quotient Technology Inc. (a)	10,556	100,810
Radisys Corp. (a)	5,791	23,164
Rambus Inc. (a)	18,009	236,638
Rapid7 Inc. (a)	3,221	48,251
Realnetworks Inc. (a)	3,704	17,927
RealPage Inc. (a)	8,921	311,343
Reis Inc.	1,438	25,740
RetailMeNot Inc. (a)	6,807	55,137
Rightside Group Ltd. (a)	1,751	17,370
RingCentral Inc. Class A (a)	9,664	273,491
Rogers Corp. (a)	2,994	257,095
Rosetta Stone Inc. (a)	3,064	29,874
Rubicon Project Inc., The (a)	6,138	36,153
Rudolph Technologies Inc. (a)	4,897	109,693
Sanmina Corp. (a)	11,972	486,063
Sapiens International Corp. NV	3,902	50,258
ScanSource Inc. (a)	4,166	163,516
Science Applications International Corp.	7,037	523,553
SecureWorks Corp. Class A (a)	944	8,968
Semtech Corp. (a)	10,708	361,930
ServiceSource International Inc. (a)	9,679	37,555
ShoreTel Inc. (a)	11,350	69,802
Shutterstock Inc. (a)	3,161	130,707
Sigma Designs Inc. (a)	5,575	34,844
Silicom Ltd.	910	45,200
Silicon Laboratories Inc. (a)	6,701	492,859
Silver Spring Networks Inc. (a)	6,232	70,359
Sonus Networks Inc. (a)	8,115	53,478
SPS Commerce Inc. (a)	2,831	165,585
Stamps.com Inc. (a)	2,678	316,941
Stratasys Ltd. (a)	8,190	167,813
Super Micro Computer Inc. (a)	6,384	161,834
Sykes Enterprises Inc. (a)	6,522	191,747
Synaptics Inc. (a)	5,865	290,376
Synchronoss Technologies Inc. (a)	6,988	170,507
SYNNEX Corp.	4,710	527,237
Syntel Inc.	5,503	92,615
Systemax Inc.	1,932	21,426
Take-Two Interactive Software Inc. (a)	15,777	935,103
Tech Data Corp. (a)	5,608	526,591
TechTarget (a)	3,337	30,133
TeleNav Inc. (a)	5,549	47,999
TeleTech Holdings Inc.	2,693	79,713

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
TiVo Corp. (a)	19,503	$365,681
Trade Desk Inc., The Class A (a)	1,227	45,706
Travelport Worldwide Ltd.	19,647	231,245
TrueCar Inc. (a)	8,916	137,931
TTM Technologies Inc. (a)	11,914	192,173
Ubiquiti Networks Inc. (a)	4,302	216,219
Ultra Clean Holdings Inc. (a)	5,060	85,362
Ultratech Inc. (a)	3,609	106,899
Unisys Corp. (a)	8,735	121,853
Universal Display Corp. (a)	6,793	584,877
USA Technologies Inc. (a)	5,862	24,914
Varonis Systems Inc. (a)	1,758	55,904
VASCO Data Security International Inc. (a)	5,031	67,918
Veeco Instruments Inc. (a)	6,506	194,204
Verint Systems Inc. (a)	10,355	449,148
ViaSat Inc. (a)	8,163	520,963
Viavi Solutions Inc. (a)	38,319	410,780
Virnetx Holding Corp. (a)	8,291	19,069
Virtusa Corp. (a)	4,607	139,224
Vishay Intertechnology Inc.	22,612	371,967
Vishay Precision Group Inc. (a)	2,191	34,618
Web.com Group Inc. (a)	7,087	136,779
WebMD Health Corp. (a)	6,195	326,353
Workiva Inc. (a)	3,579	56,011
Xactly Corp. (a)	3,772	44,887
Xcerra Corp. (a)	8,975	79,788
XO Group Inc. (a)	4,360	75,036
Xperi Corp.	8,115	275,504
Zendesk Inc. (a)	13,663	383,111
Zix Corp. (a)	9,173	44,122

		54,573,739

Materials (5.08%)
A. Schulman Inc.	4,716	148,318
AgroFresh Solutions Inc. (a)	3,481	15,212
AK Steel Holding Corp. (a)	51,118	367,538
Allegheny Technologies Inc.	18,039	323,980
American Vanguard Corp.	4,770	79,182
Ampco-Pittsburgh Corp.	1,352	18,996
Balchem Corp.	5,196	428,254
Boise Cascade Co. (a)	6,434	171,788
Calgon Carbon Corp.	8,490	123,954
Carpenter Technology Corp.	7,675	286,278
Century Aluminum Co. (a)	8,005	101,583
Chase Corp.	1,182	112,763
Chemours Co., The	30,105	1,159,042
Chemtura Corp. (a)	10,550	352,370
Clearwater Paper Corp. (a)	2,803	156,968
Cliffs Natural Resources Inc. (a)	46,459	381,428
Codexis Inc. (a)	5,364	25,747
Coeur Mining Inc. (a)	29,286	236,631
Commercial Metals Co.	19,118	365,727
Deltic Timber Corp.	1,798	140,460
Ferro Corp. (a)	13,726	208,498

30	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Materials (Cont.)
Ferroglobe PLC	10,979	$113,413
Ferroglobe Representation & Warranty Insurance Trust - Beneficial Interest Units (a) (b)	10,979	0
Flotek Industries Inc. (a)	9,338	119,433
Forterra Inc. (a)	2,652	51,714
FutureFuel Corp.	4,237	60,081
GCP Applied Technologies Inc. (a)	11,547	377,010
Gold Resource Corp.	8,157	36,870
Greif Inc. Class A	4,272	235,344
Greif Inc. Class B	911	59,488
Handy & Harman Ltd. (a)	451	12,267
Hawkins Inc.	1,600	78,400
Haynes International Inc.	2,271	86,571
HB Fuller Co.	8,001	412,532
Headwaters Inc. (a)	12,382	290,729
Hecla Mining Co.	64,020	338,666
Ingevity Corp. (a)	7,055	429,297
Innophos Holdings Inc.	3,218	173,675
Innospec Inc.	3,918	253,690
Kaiser Aluminum Corp.	2,772	221,483
Kapstone Paper and Packaging Corp.	14,263	329,475
KMG Chemicals Inc.	1,445	66,571
Koppers Holdings Inc. (a)	3,330	141,026
Kraton Corp. (a)	4,901	151,539
Kronos Worldwide Inc.	3,556	58,425
Louisiana-Pacific Corp. (a)	23,841	591,734
LSB Industries Inc. (a)	3,573	33,515
Materion Corp.	3,270	109,708
Minerals Technologies Inc.	5,653	433,020
Multi Packaging Solutions International Ltd. (a)	3,506	62,933
Myers Industries Inc.	3,622	57,409
Neenah Paper Inc.	2,765	206,546
Olin Corp.	27,400	900,638
Olympic Steel Inc.	1,518	28,174
Omnova Solutions Inc. (a)	7,404	73,300
P. H. Glatfelter Co.	7,235	157,289
PolyOne Corp.	13,850	472,146
Quaker Chemical Corp.	2,146	282,542
Ramaco Resources Inc. (a)	928	8,974
Rayonier Advanced Materials Inc.	7,100	95,495
Real Industry Inc. (a)	4,496	12,814
Ryerson Holding Corp. (a)	2,354	29,660
Schnitzer Steel Industries Inc. Class A	4,289	88,568
Schweitzer-Mauduit International Inc.	5,131	212,526
Sensient Technologies Corp.	7,225	572,654
Stepan Co.	3,242	255,502
Stillwater Mining Co. (a)	20,667	356,919
Summit Materials Inc. Class A (a)	17,678	436,823
SunCoke Energy Inc. (a)	10,560	94,618
TerraVia Holdings Inc. (a)	12,399	8,983
TimkenSteel Corp. (a)	6,359	120,249
Trecora Resources (a)	3,288	36,497
Tredegar Corp.	4,051	71,095
Trinseo SA	4,540	304,634

	Shares	Value
Common Stocks (Cont.)
Materials (Cont.)
Tronox Ltd. Class A	10,457	$192,932
UFP Technologies Inc. (a)	1,014	26,263
United States Lime & Minerals Inc.	328	25,905
US Concrete Inc. (a)	2,350	151,692
Valhi Inc.	5,193	17,033
Worthington Industries Inc.	7,305	329,382

		16,160,588

Real Estate (7.68%)
Acadia Realty Trust	13,162	395,650
Agree Realty Corp.	3,762	180,426
Alexander & Baldwin Inc.	7,556	336,393
Alexander’s Inc.	350	151,151
Altisource Portfolio Solutions SA (a)	1,941	71,429
American Assets Trust Inc.	6,446	269,701
Armada Hoffler Properties Inc.	6,183	85,882
Ashford Hospitality Prime Inc.	4,178	44,329
Ashford Hospitality Trust Inc.	12,864	81,944
Bluerock Residential Growth REIT Inc.	3,057	37,632
CareTrust REIT Inc.	9,644	162,212
CatchMark Timber Trust Inc. Class A	6,295	72,518
CBL & Associates Properties Inc.	28,193	268,961
Cedar Realty Trust Inc.	13,688	68,714
Chatham Lodging Trust	6,242	123,280
Chesapeake Lodging Trust	9,862	236,294
City Office REIT Inc.	3,682	44,736
Colony Starwood Homes	10,911	370,428
Community Healthcare Trust Inc.	2,034	48,613
Consolidated-Tomoka Land Co.	725	38,816
CorEnergy Infrastructure Trust Inc.	2,026	68,438
Coresite Realty Corp.	5,612	505,361
Cousins Properties Inc.	56,770	469,488
DiamondRock Hospitality Co.	33,737	376,168
DuPont Fabros Technology Inc.	12,457	617,743
Easterly Government Properties Inc.	5,320	105,283
EastGroup Properties Inc.	5,269	387,430
Education Realty Trust Inc.	12,075	493,264
Farmland Partners Inc.	3,980	44,457
FelCor Lodging Trust Inc.	22,471	168,757
First Industrial Realty Trust Inc.	19,369	515,796
First Potomac Realty Trust	10,092	103,746
Forestar Group Inc. (a)	5,467	74,625
Four Corners Property Trust Inc.	10,003	228,368
Franklin Street Properties Corp.	17,692	214,781
FRP Holdings Inc. (a)	1,156	46,240
Geo Group Inc., The	13,097	607,308
Getty Realty Corp.	4,390	110,935
Gladstone Commercial Corp.	3,787	78,277
Global Medical REIT Inc.	2,526	22,936
Global Net Lease Inc.	9,737	234,467
Government Properties Income Trust	11,303	236,572
Gramercy Property Trust	23,443	616,551
Griffin Industrial Realty Inc.	166	5,138
Healthcare Realty Trust Inc.	18,698	607,685
Hersha Hospitality Trust	6,899	129,632

See accompanying notes to schedules of investments.	31

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Real Estate (Cont.)
HFF Inc. Class A	5,925	$163,945
Hudson Pacific Properties Inc.	19,293	668,310
Independence Realty Trust Inc.	9,232	86,504
InfraREIT Inc. (a)	6,661	119,898
Investors Real Estate Trust	19,774	117,260
iStar Inc. (a)	12,005	141,659
Kennedy-Wilson Holdings Inc.	13,673	303,541
Kite Realty Group Trust	13,911	299,087
LaSalle Hotel Properties	17,663	511,344
Lexington Realty Trust	38,355	382,783
LTC Properties Inc.	6,341	303,734
Mack-Cali Realty Corp.	14,960	403,022
Marcus & Millichap Inc. (a)	2,391	58,771
MedEquities Realty Trust Inc.	3,431	38,462
Medical Properties Trust Inc.	48,930	630,708
Monmouth Real Estate Investment Corp. Class A	10,395	148,337
Monogram Residential Trust Inc.	28,601	285,152
National Health Investors Inc.	6,236	452,921
National Storage Affiliates Trust	6,037	144,284
New Senior Investment Group Inc.	12,767	130,223
NexPoint Residential Trust Inc.	2,909	70,281
NorthStar Realty Europe Corp.	10,237	118,647
One Liberty Properties Inc.	2,051	47,911
Parkway Inc. (a)	7,096	141,139
Pebblebrook Hotel Trust	11,870	346,723
Pennsylvania Real Estate Investment Trust	11,512	174,292
Physicians Realty Trust	24,479	486,398
Potlatch Corp.	6,875	314,188
Preferred Apartment Communities Inc. Class A	3,597	47,516
PS Business Parks Inc.	3,257	373,773
QTS Realty Trust Inc. Class A	7,737	377,179
RAIT Financial Trust	13,513	43,242
Ramco-Gershenson Properties Trust	13,448	188,541
RE/MAX Holdings Inc. Class A	2,915	173,297
Retail Opportunity Investments Corp.	17,819	374,734
Rexford Industrial Realty Inc.	11,180	251,774
RLJ Lodging Trust	20,175	474,314
RMR Group Inc., The Class A	1,154	57,123
Ryman Hospitality Properties Inc.	7,291	450,803
Sabra Health Care REIT Inc.	10,873	303,683
Saul Centers Inc.	1,657	102,104
Select Income REIT	10,709	276,185
Seritage Growth Properties Class A	4,244	183,129
Silver Bay Realty Trust Corp.	5,544	119,030
St. Joe Co., The (a)	8,390	143,050
STAG Industrial Inc.	12,625	315,878
Stratus Properties Inc. (a)	965	26,441
Summit Hotel Properties Inc.	14,376	229,728
Sunstone Hotel Investors Inc.	36,295	556,402
Tejon Ranch Co. (a)	2,278	49,865
Terreno Realty Corp.	7,166	200,648
Tier REIT Inc.	8,391	145,668
Trinity Place Holdings Inc. (a)	3,513	25,680
Trinity Place Holdings Inc. Rights (a) (b)	442	0

	Shares	Value
Common Stocks (Cont.)
Real Estate (Cont.)
UMH Properties Inc.	3,736	$56,825
Universal Health Realty Income Trust	2,044	131,838
Urban Edge Properties	15,036	395,447
Urstadt Biddle Properties Inc. Class A	4,421	90,896
Washington Prime Group Inc.	31,133	270,546
Washington Real Estate Investment Trust	12,299	384,713
Whitestone REIT	4,316	59,723
Xenia Hotels & Resorts Inc.	17,188	293,399

		24,421,253

Telecommunication Services (0.69%)
ATN International Inc.	1,722	121,263
Boingo Wireless Inc. (a)	5,795	75,277
Cincinnati Bell Inc. (a)	7,043	124,661
Cogent Communications Holdings Inc.	6,890	296,614
Consolidated Communications Holdings Inc.	8,425	197,314
FairPoint Communications Inc. (a)	3,450	57,270
General Communication Inc. Class A (a)	4,859	101,067
Globalstar Inc. (a)	61,928	99,085
Hawaiian Telcom Holdco Inc. (a)	1,056	24,193
IDT Corp. Class B	2,681	34,102
Intelsat SA (a)	4,698	19,497
Iridium Communications Inc. (a)	13,756	132,745
Lumos Networks Corp. (a)	3,249	57,507
NII Holdings Inc. (a)	8,729	11,348
Orbcomm Inc. (a)	10,651	101,717
pdvWireless Inc. (a)	1,646	35,965
Shenandoah Telecommunications Co.	7,657	214,779
Spok Holdings Inc.	3,410	64,790
Straight Path Communications Inc. Class B (a)	1,505	54,135
Vonage Holdings Corp. (a)	31,486	198,992
Windstream Holdings Inc.	30,113	164,116

		2,186,437

Utilities (3.59%)
ALLETE Inc.	8,150	551,836
American States Water Co.	6,055	268,236
AquaVenture Holdings Ltd. (a)	863	14,731
Artesian Resources Corp. Class A	1,217	39,626
Atlantic Power Corp. (a)	20,150	53,398
Atlantica Yield PLC	9,865	206,770
Avista Corp.	10,340	403,777
Black Hills Corp.	8,451	561,738
California Water Service Group	7,930	284,290
Chesapeake Utilities Corp.	2,462	170,370
Connecticut Water Service Inc.	1,926	102,367
Consolidated Water Co. Ltd. Ordinary Shares	2,504	29,172
Delta Natural Gas Company Inc.	1,031	31,291
Dynegy Inc. (a)	19,388	152,390
El Paso Electric Co.	6,803	343,552

32	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Utilities (Cont.)
Genie Energy Ltd. Class B	1,922	$13,915
Global Water Resources Inc.	1,267	11,023
Idacorp Inc.	8,288	687,572
MGE Energy Inc.	5,764	374,660
Middlesex Water Co.	2,585	95,516
New Jersey Resources Corp.	13,882	549,727
Northwest Natural Gas Co.	4,498	265,832
NorthWestern Corp.	7,934	465,726
NRG Yield Inc. Class A	5,895	102,514
NRG Yield Inc. Class C	10,861	192,240
ONE Gas Inc.	8,491	573,992
Ormat Technologies Inc.	6,546	373,646
Otter Tail Corp.	6,262	237,330
Pattern Energy Group Inc.	11,186	225,174
PNM Resources Inc.	13,205	488,585
Portland General Electric Co.	14,736	654,573
SJW Group	2,779	134,003
South Jersey Industries Inc.	13,389	477,318
Southwest Gas Holdings Inc.	7,681	636,832
Spark Energy Inc. Class A	813	25,975
Spire Inc.	7,346	495,855
TerraForm Global Inc. Class A	14,897	71,506
TerraForm Power Inc. Class A (a)	14,783	182,866
Unitil Corp.	2,266	102,038
Vivint Solar Inc. (a)	3,395	9,506
WGL Holdings Inc.	8,328	687,310
York Water Co., The	2,058	72,132

		11,420,910

Total Common Stocks
(cost $230,382,951)		312,999,033

	Shares	Value
Short-term Investments (1.36%)
State Street Institutional U.S. Government Money Market Fund Premier Class	4,318,180	$4,318,180

Total Short-term Investments
(cost $ 4,318,180)		4,318,180

TOTAL INVESTMENTS (99.81%)
(cost $ 234,701,131)		317,317,213
CASH (c) AND OTHER ASSETS, NET OF LIABILITIES (0.19%)		604,719

NET ASSETS (100.00%)		$317,921,932

(a)	Non-income producing security.

(b)	In accordance with the Trust’s valuation procedures, State Farm Investment Management Corp. (“SFIMC”) determined the fair value for the security considering the facts and circumstances related to the particular security.

(c)	At March 31, 2017, cash in the amount of $233,400 has been pledged to cover, in whole or in part, margin requirements for open futures contracts.

See accompanying notes to schedules of investments.	33

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017

(Unaudited)

OPEN FUTURES CONTRACTS

Description	Contracts Purchased	Expiration	Notional Value	Market Value	Unrealized Gain (Loss)
Russell 2000 Mini Index	70	June 2017	$4,807,919	$4,845,400	$37,481

34	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

March 31, 2017

(Unaudited)

	Shares	Value
Common Stocks (a) (98.35%)
Australia (7.54%)
AGL Energy Ltd.	15,297	$308,184
Alumina Ltd.	60,921	83,313
Amcor Ltd.	26,609	306,159
AMP Ltd.	68,009	269,147
APA Group	25,201	172,512
Aristocrat Leisure Ltd.	12,390	170,103
ASX Ltd.	4,386	169,154
Aurizon Holdings Ltd.	45,360	181,938
AusNet Services	36,202	46,603
Australia & New Zealand Banking Group Ltd.	65,281	1,587,012
Bank of Queensland Ltd.	8,650	80,361
Bendigo and Adelaide Bank Ltd.	9,875	91,590
BGP Holdings PLC (b)	253,848	0
BHP Billiton Ltd.	72,174	1,325,588
Boral Ltd.	26,287	117,286
Brambles Ltd.	34,696	247,847
Caltex Australia Ltd.	6,118	137,841
Challenger Ltd.	11,958	114,656
CIMIC Group Ltd.	2,409	66,128
Coca-Cola Amatil Ltd.	13,053	107,902
Cochlear Ltd.	1,225	126,562
Commonwealth Bank of Australia	38,743	2,542,905
Computershare Ltd.	11,101	119,245
Crown Resorts Ltd.	8,586	77,470
CSL Ltd.	10,246	981,076
Dexus Property Group	21,324	159,168
Domino’s Pizza Enterprises Ltd.	1,384	61,455
DUET Group	54,707	116,611
Flight Centre Travel Group Ltd.	1,134	25,021
Fortescue Metals Group Ltd.	35,894	170,845
Goodman Group	40,027	236,694
GPT Group	38,305	150,715
Harvey Norman Holdings Ltd.	13,901	48,110
Healthscope Ltd.	39,125	67,854
Incitec Pivot Ltd.	40,008	114,929
Insurance Australia Group Ltd.	48,897	226,012
James Hardie Industries PLC	9,491	149,156
LendLease Group	12,857	153,038
Macquarie Group Ltd.	6,540	450,690
Medibank Private Ltd.	64,241	138,406
Mirvac Group	86,117	144,087
National Australia Bank Ltd.	59,536	1,516,486
Newcrest Mining Ltd.	17,517	298,039
Oil Search Ltd.	30,677	169,217
Orica Ltd.	8,751	117,669
Origin Energy Ltd. (c)	39,234	211,322
Qantas Airways Ltd.	9,119	27,101
QBE Insurance Group Ltd.	31,214	307,394
Ramsay Health Care Ltd.	2,962	158,159
REA Group Ltd.	1,076	48,773
Rio Tinto Ltd.	9,588	442,883
Santos Ltd. (c)	36,995	107,404
Scentre Group	119,795	392,635
Seek Ltd.	7,827	95,199
Sonic Healthcare Ltd.	8,775	148,295

	Shares	Value
Common Stocks (Cont.)
Australia (Cont.)
South32 Ltd.	123,270	$259,932
Stockland	53,807	190,744
Suncorp Group Ltd.	29,606	298,797
Sydney Airport	25,709	132,974
Tabcorp Holding Ltd.	18,751	68,047
Tatts Group Ltd.	34,276	116,008
Telstra Corp. Ltd.	95,465	339,878
TPG Telecom Ltd.	6,552	34,890
Transurban Group	44,914	400,448
Treasury Wine Estates Ltd.	16,551	154,648
Vicinity Centres	77,400	167,348
Vocus Group Ltd.	11,345	37,444
Wesfarmers Ltd.	25,504	878,191
Westfield Corp.	45,582	309,243
Westpac Banking Corp.	74,943	2,007,410
Woodside Petroleum Ltd.	16,531	405,160
Woolworths Ltd.	28,240	571,747

		22,256,858

Austria (0.20%)
Andritz AG	1,628	81,428
Erste Group Bank AG	6,580	214,272
Immoeast AG Interim Shares (b) (c)	11,178	0
Immofinanz AG Interim Shares (b) (c)	9,273	0
OMV AG	3,584	141,026
Raiffeisen Bank International AG (c)	2,781	62,762
VoestAlpine AG	2,521	99,239

		598,727

Belgium (1.14%)
Ageas	3,895	152,246
Anheuser-Busch InBev SA/NV	17,133	1,880,753
Colruyt SA	1,370	67,259
Groupe Bruxelles Lambert SA	1,747	158,601
KBC Group NV	5,577	370,002
Proximus SA	3,471	108,920
Solvay SA	1,708	208,721
Telenet Group Holding NV (c)	1,205	71,666
UCB SA	2,932	227,426
Umicore SA	2,218	126,353

		3,371,947

Denmark (1.62%)
A.P. Moller-Maersk A/S Class A	87	140,351
A.P. Moller-Maersk A/S Class B	142	235,594
Carlsberg A/S Class B	2,478	228,839
Chr. Hansen Holding A/S	2,161	138,704
Coloplast A/S Class B	2,733	213,393
Danske Bank A/S	15,483	527,305
DONG Energy A/S (d)	3,307	127,517
DSV A/S	4,091	211,777
Genmab A/S (c)	1,284	247,277
ISS A/S	3,768	142,483
Novo Nordisk A/S Class B	43,082	1,479,600
Novozymes A/S B Shares	5,186	205,548

See accompanying notes to schedules of investments.	35

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Denmark (Cont.)
Pandora A/S	2,500	$276,758
TDC A/S	19,120	98,594
Tryg A/S	2,530	45,894
Vestas Wind Systems A/S	5,042	409,948
William Demant Holding A/S (c)	2,670	55,785

		4,785,367

Finland (0.95%)
Elisa OYJ	3,022	106,871
Fortum OYJ	10,232	161,877
Kone Corp. OYJ Class B	7,593	333,405
Metso OYJ	2,533	76,689
Neste OYJ	2,871	111,975
Nokia OYJ	130,836	702,066
Nokian Renkaat OYJ	2,726	113,823
Orion OYJ Class B	2,451	127,782
Sampo OYJ A Shares	9,979	473,303
Stora Enso OYJ R Shares	12,578	148,674
UPM-Kymmene OYJ	12,228	287,247
Wartsila OYJ Class B	3,161	169,114

		2,812,826

France (10.05%)
Accor SA	3,981	165,843
Aeroports de Paris (ADP)	670	82,804
Air Liquide SA	8,561	978,131
Airbus SE	13,030	991,516
Alstom SA (c)	3,480	104,005
ArcelorMittal (c)	40,953	344,529
Arkema	1,522	150,157
AtoS	2,025	250,484
AXA SA	43,771	1,132,585
BNP Paribas SA	23,843	1,587,951
Bollore	20,243	78,477
Bouygues SA	4,634	188,621
Bureau Veritas SA	6,094	128,559
Capgemini SA	3,581	330,677
Carrefour SA	12,664	298,570
Casino Guichard Perrachon SA	1,331	74,446
Christian Dior SE	1,246	289,507
Cie Generale des Etablissements Michelin Class B	3,912	475,133
CNP Assurances	4,035	82,131
Compagnie de Saint-Gobain	11,229	576,614
Credit Agricole SA	25,267	342,326
Danone	13,343	907,580
Dassault Aviation SA	51	64,847
Dassault Systemes SA	2,809	243,147
Edenred	4,918	116,210
Eiffage SA	1,292	101,195
Electricite de France	7,922	66,697
Engie	35,590	504,207
Essilor International SA	4,688	569,632
Eurazeo SA	976	64,273
Eurofins Scientific SE	246	107,033
Eutelsat Communications	3,625	80,939

	Shares	Value
Common Stocks (Cont.)
France (Cont.)
Fonciere des Regions	716	$59,815
Gecina SA	928	125,927
Groupe Eurotunnel SE	11,022	110,904
Hermes International	576	272,889
ICADE	798	58,468
Iliad SA	620	138,666
Imerys SA	864	73,341
Ingenico Group	1,275	120,321
JC Decaux SA	1,551	54,585
Kering	1,723	445,646
Klepierre	4,698	182,731
Lagardere SCA	2,775	81,736
Legrand SA	6,078	366,476
L’Oreal SA	5,650	1,085,840
LVMH Moet Hennessy Louis Vuitton SE	6,276	1,378,214
Natixis SA	21,249	130,933
Orange	44,786	695,882
Pernod Ricard SA	4,791	566,814
Peugeot SA (c)	10,997	221,434
Publicis Groupe	4,334	302,886
Remy Cointreau SA	547	53,551
Renault SA	4,301	373,626
Rexel SA	6,337	115,060
Safran SA	7,060	527,438
Sanofi	26,085	2,354,761
Schneider Electric SE (Paris)	12,581	921,111
SCOR SE	3,600	136,068
SEB SA	508	70,939
SES	8,191	190,536
SFR Group SA (c)	1,779	55,967
Societe BIC SA	636	79,247
Societe Generale	17,271	876,094
Sodexo	2,043	240,287
STMicroelectronics NV	14,634	223,713
Suez	6,744	106,515
Thales SA	2,380	230,184
Total SA	50,379	2,548,286
Unibail-Rodamco SE (Amsterdam)	2,199	513,985
Valeo SA	5,199	346,255
Veolia Environnement	10,767	201,698
Vinci SA	11,296	895,357
Vivendi	23,144	449,976
Wendel	683	86,561
Zodiac Aerospace	4,687	117,252

		29,666,801

Germany (8.80%)
adidas AG	4,246	807,633
Allianz SE Reg.	10,272	1,902,886
Axel Springer SE	996	55,007
BASF SE	20,620	2,043,999
Bayer AG Reg.	18,616	2,145,824
Bayerische Motoren Werke (BMW) AG	7,429	677,689
Beiersdorf AG	2,283	216,102
Brenntag AG	3,582	200,808

36	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Germany (Cont.)
Commerzbank AG	24,453	$221,161
Continental AG	2,462	539,738
Covestro AG (d)	1,599	123,092
Daimler AG Registered Shares	21,596	1,594,272
Deutsche Bank AG Reg. (c)	31,215	537,798
Deutsche Bank AG Rights (c)	31,215	74,592
Deutsche Boerse AG Tendered Shares (c)	4,377	401,147
Deutsche Lufthansa AG Reg.	5,099	82,682
Deutsche Post AG	21,668	742,120
Deutsche Telekom AG	73,612	1,289,843
Deutsche Wohnen AG	7,705	253,702
E.ON SE	49,364	392,381
Evonik Industries AG	3,667	119,569
Fraport AG	916	64,817
Fresenius Medical Care AG & Co. KGaA	4,889	412,292
Fresenius SE & Co. KGaA	9,230	741,742
GEA Group AG	3,975	168,943
Hannover Rueck SE	1,339	154,486
HeidelbergCement AG	3,346	313,260
Henkel AG & Co. KGaA	2,387	265,213
Hochtief AG	469	77,526
Hugo Boss AG	1,539	112,316
Infineon Technologies AG	25,720	525,302
Innogy SE (c) (d)	3,127	118,040
K+S AG Reg.	4,396	102,188
Lanxess AG	1,938	130,022
Linde AG	4,157	692,255
MAN AG	832	85,767
Merck KGaA	2,852	324,940
Metro AG	3,815	122,014
Muenchener Rueckversicherungs-Gesellschaft AG Reg.	3,621	708,453
Osram Licht AG	2,093	131,178
ProSiebenSat.1 Media SE	5,053	223,734
QIAGEN NV	4,519	131,176
RTL Group SA	864	69,589
RWE AG (c)	11,474	190,156
SAP SE	22,142	2,172,667
Siemens AG Reg.	17,030	2,332,720
Symrise AG	2,828	188,074
Telefonica Deutschland Holding AG	16,784	83,259
ThyssenKrupp AG	8,455	207,094
United Internet AG Reg.	2,893	128,018
Volkswagen AG	728	108,456
Vonovia SE	10,722	377,805
Zalando SE (c) (d)	1,865	75,455

		25,961,002

Hong Kong (3.46%)
AIA Group Ltd.	269,954	1,702,084
ASM Pacific Technology Ltd.	5,900	80,248
Bank of East Asia Ltd., The	26,825	110,973
BOC Hong Kong Holdings Ltd.	81,500	332,963

	Shares	Value
Common Stocks (Cont.)
Hong Kong (Cont.)
Cathay Pacific Airways Ltd.	29,000	$42,092
Cheung Kong Infrastructure Holdings Ltd.	15,000	117,738
Cheung Kong Property Holdings Ltd.	61,659	415,344
CK Hutchison Holdings Ltd.	60,659	746,188
CLP Holdings Ltd.	36,783	384,561
First Pacific Company Ltd.	58,500	42,455
Galaxy Entertainment Group Ltd.	51,000	279,232
Hang Lung Group Ltd.	20,000	85,312
Hang Lung Properties Ltd.	50,000	129,962
Hang Seng Bank Ltd.	17,674	358,415
Henderson Land Development Co. Ltd.	24,070	149,131
HK Electric Investments (d)	60,000	55,356
HKT Trust and HKT Ltd.	85,100	110,160
Hong Kong & China Gas Co. Ltd.	170,087	340,108
Hong Kong Exchanges & Clearing Ltd.	25,807	649,533
Hongkong Land Holdings Ltd.	26,500	203,785
Hysan Development Co. Ltd.	13,000	58,965
Jardine Matheson Holdings Ltd.	5,500	353,375
Jardine Strategic Holdings Ltd.	5,000	210,000
Kerry Properties Ltd.	14,000	48,549
Li & Fung Ltd.	132,000	57,240
Link REIT	50,000	350,318
Melco Crown Entertainment Ltd. ADR	4,291	79,555
MGM China Holdings Ltd.	23,600	49,195
MTR Corporation Ltd.	32,500	182,542
New World Development Company Ltd.	123,714	152,185
NWS Holdings Ltd.	37,301	68,060
PCCW Ltd.	101,000	59,523
Power Assets Holdings Ltd.	30,500	262,948
Sands China Ltd.	52,400	242,733
Shangri-La Asia Ltd.	26,960	39,270
Sino Land Co. Ltd.	72,600	127,236
SJM Holdings Ltd.	48,000	39,035
Sun Hung Kai Properties Ltd.	31,000	455,536
Swire Pacific Ltd. Class A	12,000	119,822
Swire Properties Ltd.	26,400	84,586
Techtronic Industries Company Ltd.	32,500	131,522
WH Group Ltd. (d)	181,000	156,045
Wharf Holdings Ltd., The	30,953	265,659
Wheelock and Co. Ltd.	18,000	142,328
Wynn Macau Ltd.	34,800	70,840
Yue Yuen Industrial Holdings Ltd.	18,500	72,724

		10,215,431

Ireland (0.46%)
Bank of Ireland (c)	622,939	156,170
CRH PLC (Dublin)	18,744	661,271
Kerry Group PLC Class A (Dublin)	3,483	273,844
Paddy Power Betfair PLC	1,839	197,165
Ryanair Holdings PLC (c)	4,036	62,539

		1,350,989

See accompanying notes to schedules of investments.	37

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Israel (0.67%)
Azrieli Group Ltd.	1,155	$61,376
Bank Hapoalim B.M.	25,304	154,207
Bank Leumi Le-Israel (c)	33,941	149,842
Bezeq The Israeli Telecommunication Corporation Ltd.	43,210	77,603
Check Point Software Technologies Ltd. (c)	2,958	303,668
Elbit Systems Ltd.	529	60,509
Frutarom Industries Ltd.	861	48,121
Israel Chemicals Ltd.	10,564	44,800
Mizrahi Tefahot Bank Ltd.	2,895	49,069
Mobileye NV (c)	3,955	242,837
NICE Ltd.	1,258	85,401
Taro Pharmaceutical Industries Ltd. (c)	339	39,533
Teva Pharmaceutical Industries Ltd. Sponsored ADR	20,622	661,760

		1,978,726

Italy (2.15%)
Assicurazioni Generali SpA	26,066	414,327
Atlantia SpA	9,223	238,106
CNH Industrial NV	21,818	210,410
Enel SpA	171,935	809,617
Eni SpA	57,493	941,470
EXOR NV	2,361	122,107
Ferrari NV (Italy)	2,845	211,694
Fiat Chrysler Automobiles NV (Italy) (c)	20,822	227,682
Intesa Sanpaolo	287,380	780,545
Intesa Sanpaolo RSP	21,892	55,677
Leonardo SpA (c)	9,416	133,498
Luxottica Group SpA	3,821	210,946
Mediobanca SpA	12,371	111,518
Poste Italiane SpA (d)	11,781	78,550
Prysmian SpA	4,250	112,350
Saipem SpA (c)	150,282	68,216
Snam SpA	55,255	238,967
Telecom Italia RNC SpA	135,587	98,937
Telecom Italia SpA (c)	256,367	230,554
Tenaris SA	10,928	187,344
Terna - Rete Elettrica Nationale SpA	34,262	169,961
UniCredit SpA	42,499	655,133
UnipolSai SpA	21,345	47,090

		6,354,699

Japan (23.14%)
ABC-Mart Inc.	600	35,085
ACOM Co. Ltd. (c)	10,300	41,170
Aeon Co. Ltd.	14,700	214,565
Aeon Credit Service Co. Ltd.	2,100	39,555
Aeon Mall Co. Ltd.	2,800	44,064
Air Water Inc.	3,000	55,295
Aisin Seiki Co. Ltd.	4,400	216,186
Ajinomoto Co. Inc.	12,000	236,756
Alfresa Holdings Corp.	4,000	69,307
All Nippon Airways Co. Ltd.	27,000	82,409
Alps Electric Co. Ltd.	4,000	113,357

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Amada Holdings Co. Ltd.	7,900	$90,190
Aozora Bank Ltd.	24,000	88,386
Asahi Glass Co. Ltd.	23,000	186,347
Asahi Group Holdings Ltd.	8,900	336,398
Asahi Kasei Corp.	29,000	281,326
ASICS Corp.	3,600	57,817
Astellas Pharma Inc.	48,400	637,334
Bandai Namco Holdings Inc.	4,700	140,582
Bank of Kyoto Ltd., The	6,000	43,708
Benesse Holdings Inc.	1,700	53,139
Bridgestone Corp.	14,600	590,531
Brother Industries Ltd.	5,600	116,950
CALBEE Inc.	1,600	54,541
Canon Inc.	24,000	748,262
Casio Computer Co. Ltd.	4,900	68,177
Central Japan Railway Co.	3,300	537,699
Chiba Bank Ltd., The	16,000	102,758
Chubu Electric Power Co. Inc.	14,800	198,211
Chugai Pharmaceutical Co. Ltd.	5,300	182,094
Chugoku Bank Ltd., The	4,000	58,205
Chugoku Electric Power Company Inc., The	6,500	71,930
Coca-Cola West Co. Ltd.	2,800	90,290
Concordia Financial Group Ltd.	27,000	124,996
Credit Saison Co. Ltd.	3,200	57,084
Cyberdyne Inc. (c)	2,300	33,014
Dai Nippon Printing Co. Ltd.	10,000	107,788
Daicel Chemical Industries Ltd.	7,000	84,317
Dai-ichi Life Holdings Inc.	24,100	432,189
Daiichi Sankyo Co. Ltd.	13,613	306,546
Daikin Industries Ltd.	5,200	522,429
Daito Trust Construction Co. Ltd.	1,600	219,815
Daiwa House Industry Co. Ltd.	12,800	367,455
Daiwa House REIT Investment Co.	31	80,584
Daiwa Securities Group Inc.	38,000	231,386
DeNA Co. Ltd.	2,400	48,698
Denso Corp.	10,700	470,654
Dentsu Inc.	4,900	265,840
Don Quijote Holdings Co. Ltd.	2,800	97,081
East Japan Railway Co.	7,500	653,058
Eisai Co. Ltd.	5,500	284,757
Electric Power Development Co. Ltd.	3,280	76,748
FamilyMart UNY Holdings Co. Ltd.	1,900	113,321
Fanuc Corp.	4,200	860,900
Fast Retailing Co. Ltd.	1,200	376,394
Fuji Electric Co. Ltd.	13,000	77,185
Fuji Heavy Industries Ltd.	13,800	506,112
FUJIFILM Holdings Corp.	9,900	386,645
Fujitsu Ltd.	41,000	250,758
Fukuoka Financial Group Inc.	18,000	77,930
Hachijuni Bank Ltd., The	10,000	56,499
Hakuhodo DY Holdings Inc.	4,800	56,912
Hamamatsu Photonics KK	3,400	97,880
Hankyu Hanshin Holdings Inc.	5,200	169,083
Hikari Tsushin Inc.	400	39,091
Hino Motors Ltd.	6,000	72,595

38	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Hirose Electric Co. Ltd.	700	$96,829
Hiroshima Bank Ltd., The	11,000	46,735
Hisamitsu Pharmaceutical Co. Inc.	1,200	68,553
Hitachi Chemical Co. Ltd.	2,500	69,164
Hitachi Construction Machinery Co. Ltd.	2,400	59,822
Hitachi High-Technologies Corp.	1,500	61,102
Hitachi Ltd.	107,000	579,067
Hitachi Metals Ltd.	5,000	70,152
Hokuriku Electric Power Co.	4,100	39,774
Honda Motor Co. Ltd.	36,700	1,104,659
Hoshizaki Corp.	1,100	86,553
Hoya Corp.	8,900	428,172
Hulic Company Ltd.	5,900	55,486
Idemitsu Kosan Co. Ltd.	2,000	69,523
IHI Corp. (c)	32,000	100,889
Iida Group Holdings Co. Ltd.	3,000	46,025
INPEX Corp.	20,700	203,505
Isetan Mitsukoshi Holdings Ltd.	7,880	86,494
Isuzu Motors Ltd.	14,000	185,170
Itochu Corp.	33,700	478,272
J. Front Retailing Co. Ltd.	5,700	84,479
Japan Airlines Co. Ltd.	2,900	91,848
Japan Airport Terminal Co. Ltd.	1,000	34,717
Japan Exchange Group Inc.	12,200	173,691
Japan Post Bank Co. Ltd.	9,300	115,362
Japan Post Holdings Co. Ltd.	10,300	129,247
Japan Prime Realty Investment Corp.	19	73,556
Japan Real Estate Investment Corp.	28	148,388
Japan Retail Fund Investment Corp.	57	111,819
Japan Tobacco Inc.	24,800	805,950
JFE Holdings Inc.	11,300	193,713
JGC Corp.	5,000	86,904
JSR Corp.	3,900	65,753
JTEKT Corp.	5,100	79,205
JX Holdings Inc.	47,800	234,728
Kajima Corp.	20,000	130,423
Kakaku.com Inc.	3,100	42,185
Kamigumi Co. Ltd.	6,000	51,846
Kaneka Corp.	7,000	52,061
Kansai Electric Power Company Inc., The	15,500	190,322
Kansai Paint Co. Ltd.	5,000	106,126
Kao Corp.	11,400	625,039
Kawasaki Heavy Industries Ltd.	34,000	103,225
KDDI Corp.	41,200	1,081,347
Keihan Holdings Co. Ltd.	11,000	67,286
Keikyu Corp.	10,000	109,764
Keio Corp.	12,000	95,069
Keisei Electric Railway Co. Ltd.	3,000	69,604
Keyence Corp.	2,128	852,117
Kikkoman Corp.	3,000	89,598
Kintetsu Group Holdings Co. Ltd.	41,000	147,678
Kirin Holdings Co. Ltd.	18,300	345,272
Kobe Steel Ltd. (c)	7,200	65,707
Koito Manufacturing Company Ltd.	2,600	135,220
Komatsu Ltd.	20,200	526,456

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Konami Holdings Corp.	2,000	$84,883
Konica Minolta Holdings Inc.	10,000	89,464
KOSE Corp.	700	63,316
Kubota Corp.	23,900	358,725
Kuraray Co. Ltd.	7,600	115,232
Kurita Water Industries Ltd.	2,400	58,054
Kyocera Corp.	7,100	395,529
Kyowa Hakko Kirin Co. Ltd.	5,900	93,378
Kyushu Electric Power Co. Inc.	10,000	106,530
Kyushu Financial Group Inc.	6,100	37,313
Lawson Inc.	1,100	74,598
LINE Corp. (c)	1,000	38,399
Lion Corp.	5,000	89,913
LIXIL Group Corp.	6,100	154,788
M3 Inc.	4,600	114,163
Mabuchi Motor Co. Ltd.	1,200	67,583
Makita Corp.	5,200	182,161
Marubeni Corp.	36,500	224,744
Marui Group Co. Ltd.	4,600	62,515
Maruichi Steel Tube Ltd.	1,100	31,272
Mazda Motor Corp.	12,300	177,103
McDonald’s Holdings Company (Japan) Ltd.	1,600	46,708
Mebuki Financial Group Inc.	21,180	84,659
Medipal Holdings Corp.	4,100	64,301
MEIJI Holdings Company Ltd.	2,600	216,492
Minebea Mitsumi Inc.	8,600	114,713
Miraca Holdings Inc.	1,400	64,385
MISUMI Group Inc.	6,200	112,049
Mitsubishi Chemical Holdings Corp.	29,400	227,478
Mitsubishi Corp.	34,100	736,796
Mitsubishi Electric Corp.	43,000	616,824
Mitsubishi Estate Company Ltd.	28,000	510,554
Mitsubishi Gas Chemical Co. Inc.	4,500	93,452
Mitsubishi Heavy Industries Ltd.	72,000	288,828
Mitsubishi Logistics Corp.	3,000	41,337
Mitsubishi Materials Corp.	2,500	75,676
Mitsubishi Motors Corp.	14,400	86,532
Mitsubishi Tanabe Pharma Corp.	4,700	97,859
Mitsubishi UFJ Financial Group Inc.	284,060	1,785,294
Mitsubishi UFJ Lease & Finance Co. Ltd.	11,600	57,828
Mitsui & Co. Ltd.	38,100	551,839
Mitsui Chemicals Inc.	20,000	98,805
Mitsui Fudosan Co. Ltd.	20,000	426,480
Mitsui OSK Lines Ltd.	25,000	78,595
mixi Inc.	800	38,516
Mizuho Financial Group Inc.	542,300	993,705
MS&AD Insurance Group Holdings Inc.	11,200	356,130
Murata Manufacturing Co. Ltd.	4,300	611,610
Nabtesco Corp.	2,400	63,595
Nagoya Railroad Co. Ltd.	20,000	90,003
NEC Corp.	56,000	134,806
Nexon Co. Ltd.	3,900	61,970
NGK Insulators Ltd.	6,000	135,812
NGK Spark Plug Co. Ltd.	4,000	91,404
NH Foods Ltd.	4,000	107,392

See accompanying notes to schedules of investments.	39

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Nidec Corp.	5,400	$513,905
Nikon Corp.	7,900	114,530
Nintendo Co. Ltd.	2,500	580,145
Nippon Building Fund Inc.	32	175,047
Nippon Electric Glass Co. Ltd.	10,000	60,451
Nippon Express Co. Ltd.	20,000	102,758
Nippon Paint Co. Ltd.	3,400	118,342
Nippon Prologis REIT Inc.	35	75,860
Nippon Steel Corp.	18,200	419,321
Nippon Telegraph & Telephone Corp.	15,600	665,869
Nippon Yusen KK (c)	38,000	80,212
Nissan Chemical Industries Ltd.	2,800	81,487
Nissan Motor Co. Ltd.	51,000	491,768
Nisshin Seifun Group Inc.	4,400	65,646
Nissin Foods Holdings Co. Ltd.	1,400	77,589
Nitori Holdings Co. Ltd.	1,800	227,486
Nitto Denko Corp.	3,700	285,883
NOK Corp.	2,100	48,742
Nomura Holdings Inc.	81,300	505,268
Nomura Real Estate Holdings Inc.	3,100	49,397
Nomura Real Estate Master Fund Inc.	81	125,724
Nomura Research Institute Ltd.	2,970	109,378
NSK Ltd.	9,400	134,418
NTT Data Corp.	2,800	132,794
NTT DoCoMo Inc.	31,200	726,543
Obayashi Corp.	14,000	130,908
OBIC Co. Ltd.	1,600	76,170
Odakyu Electric Railway Co. Ltd.	6,500	126,462
Oji Paper Co. Ltd.	17,000	79,556
Olympus Corp.	6,700	257,577
OMRON Corp.	4,600	201,841
Ono Pharmaceutical Co. Ltd.	9,500	196,647
Oracle Corp. Japan	900	51,415
Oriental Land Co. Ltd.	4,900	280,937
Orix Corp.	29,500	436,551
Osaka Gas Co. Ltd.	43,000	163,379
OTSUKA Corp.	1,200	65,104
Otsuka Holdings Co. Ltd.	8,600	387,939
Panasonic Corp.	49,100	554,817
Park24 Co. Ltd.	2,000	52,349
Pola Orbis Holdings Inc.	2,000	48,271
Rakuten Inc.	21,300	213,325
Recruit Holdings Co Ltd.	8,300	423,462
Resona Holdings Inc.	51,100	274,434
Ricoh Co. Ltd.	15,100	124,240
RINNAI Corp.	800	63,667
Rohm Co. Ltd.	1,900	126,291
Ryohin Keikaku Co. Ltd.	500	109,539
Sankyo Co. Ltd.	1,000	33,414
Santen Pharmaceutical Co. Ltd.	8,100	117,284
SBI Holdings Inc.	4,345	60,572
Secom Co. Ltd.	4,700	336,426
Sega Sammy Holdings Inc.	4,068	54,518
Seibu Holdings Inc.	3,900	64,352
Seiko Epson Corp.	5,800	122,116
Sekisui Chemical Co. Ltd.	9,100	152,934

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Sekisui House Ltd.	13,700	$225,318
Seven & I Holdings Co. Ltd.	16,940	663,723
Seven Bank Ltd.	14,000	45,774
Sharp Corp. (c)	34,000	143,537
Shimadzu Corp.	5,000	79,448
Shimamura Co. Ltd.	500	66,065
Shimano Inc.	1,700	248,136
Shimizu Corp.	12,000	107,572
Shin-Etsu Chemical Co. Ltd.	8,800	762,303
Shinsei Bank Ltd.	39,000	71,814
Shionogi & Co. Ltd.	6,700	345,923
Shiseido Co. Ltd.	8,600	226,336
Shizuoka Bank Ltd., The	12,000	97,656
Showa Shell Sekiyu KK	4,300	43,529
SMC Corp.	1,300	384,407
Softbank Corp.	18,600	1,313,511
Sohgo Security Services Co. Ltd.	1,600	59,714
Sompo Holdings Inc.	8,000	293,111
Sony Corp.	28,300	957,314
Sony Financial Holdings Inc.	4,200	67,491
Stanley Electric Co. Ltd.	3,500	99,816
START TODAY Co. Ltd.	3,900	86,281
Sumitomo Chemical Co. Ltd.	33,000	184,371
Sumitomo Corp.	25,900	348,381
Sumitomo Dainippon Pharma Co. Ltd.	3,700	61,085
Sumitomo Electric Industries Ltd.	17,400	288,515
Sumitomo Heavy Industries Ltd.	12,000	83,643
Sumitomo Metal Mining Co. Ltd.	11,000	156,458
Sumitomo Mitsui Financial Group Inc.	30,300	1,100,903
Sumitomo Mitsui Trust Holdings Inc.	7,600	263,505
Sumitomo Realty & Development Co. Ltd.	8,000	207,383
Sumitomo Rubber Industries Ltd.	3,700	63,046
Sundrug Co. Ltd.	1,600	53,678
Suntory Beverage & Food Ltd.	3,300	139,019
Suruga Bank Ltd.	4,000	84,218
Suzuken Co. Ltd.	1,800	59,014
Suzuki Motor Corp.	7,700	319,675
Sysmex Corp.	3,500	212,207
T&D Holdings Inc.	13,200	191,603
Taiheiyo Cement Corp.	26,000	86,877
Taisei Corp.	24,000	174,832
Taisho Pharmaceutical Holdings Co. Ltd.	800	64,960
Taiyo Nippon Sanso Corp.	3,000	35,085
Takashimaya Co. Ltd.	6,000	52,493
Takeda Pharmaceutical Company Ltd.	16,000	751,496
TDK Corp.	2,900	183,643
Teijin Ltd.	4,600	86,728
Terumo Corp.	7,700	267,318
THK Co. Ltd.	2,400	60,426
Tobu Railway Co. Ltd.	22,000	111,452
Toho Co. Ltd.	2,700	71,568
Toho Gas Co. Ltd.	7,000	49,484
Tohoku Electric Power Co. Inc.	9,800	132,744
Tokio Marine Holdings Inc.	15,400	649,586

40	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Tokyo Electric Power Company Holdings Inc. (c)	33,600	$131,587
Tokyo Electron Ltd.	3,500	382,130
Tokyo Gas Co. Ltd.	46,000	209,320
Tokyo Tatemono Co. Ltd.	5,000	65,930
Tokyu Corp.	24,000	169,873
Tokyu Fudosan Holdings Corp.	11,900	64,561
TonenGeneral Sekiyu KK (b)	7,000	87,655
Toppan Printing Co. Ltd.	12,000	122,339
Toray Industries Inc.	33,000	292,563
Toshiba Corp. (c)	90,000	195,150
Toto Ltd.	3,000	113,312
Toyo Seikan Kaisha Ltd.	3,800	61,712
Toyo Suisan Kaisha Ltd.	2,000	74,463
Toyoda Gosei Co. Ltd.	1,600	40,686
Toyota Industries Corp.	3,700	183,787
Toyota Motor Corp.	58,700	3,185,713
Toyota Tsusho Corp.	4,800	145,298
Trend Micro Inc.	2,300	102,264
Tsuruha Holdings Inc.	800	74,014
Unicharm Corp.	8,700	208,455
United Urban Investment Corp.	64	98,302
USS Co. Ltd.	5,200	86,690
West Japan Railway Co.	3,800	247,155
Yahoo Japan Corp.	32,200	148,664
Yakult Honsha Co. Ltd.	2,000	111,021
Yamada Denki Co. Ltd.	16,100	80,261
Yamaguchi Financial Group Inc.	5,000	54,208
Yamaha Corp.	3,500	96,358
Yamaha Motor Co. Ltd.	6,000	144,489
Yamato Holdings Co. Ltd.	8,000	167,610
Yamazaki Baking Co. Ltd.	3,000	61,708
Yaskawa Electric Corp.	5,000	100,332
Yokogawa Electric Corp.	4,800	75,538
Yokohama Rubber Company Ltd., The	2,500	48,931

		68,293,423

Netherlands (3.41%)
ABN AMRO Group NV CVA (d)	6,352	154,161
Aegon NV	36,272	184,614
AerCap Holdings NV (c)	3,548	163,102
Akzo Nobel NV	5,741	476,057
Altice NV Class A (c)	8,870	200,653
Altice NV Class B (c)	2,010	45,458
ASML Holding NV	8,306	1,102,288
Coca-Cola European Partners PLC	4,879	182,432
Gemalto NV	1,814	101,364
Heineken Holding NV	2,199	174,933
Heineken NV	5,194	442,168
ING Groep NV	86,912	1,313,810
Koninklijke Ahold Delhaize NV	28,838	617,133
Koninklijke DSM NV	4,080	275,995
Koninklijke KPN NV	77,032	231,988
Koninklijke Philips NV	20,996	674,868
Koninklijke Vopak NV	1,674	72,996
NN Group NV	6,894	224,202

	Shares	Value
Common Stocks (Cont.)
Netherlands (Cont.)
NXP Semiconductors NV (c)	6,632	$686,412
Randstad Holding NV	2,674	154,327
Reed Elsevier NV	22,346	413,840
Royal Boskalis Westminster NV	2,014	69,451
Unilever NV CVA	36,570	1,816,829
Wolters Kluwer CVA	6,661	276,883

		10,055,964

New Zealand (0.17%)
Auckland International Airport Ltd.	20,331	96,344
Contact Energy Ltd.	16,795	59,573
Fletcher Building Ltd.	16,252	94,787
Mercury NZ Ltd.	15,055	33,244
Meridian Energy Ltd.	27,088	53,168
Ryman Healthcare Ltd.	9,616	56,690
Spark New Zealand Ltd.	43,136	105,834

		499,640

Norway (0.62%)
DnB NOR ASA	22,571	357,773
Gjensidige Forsikring ASA	4,480	68,247
Marine Harvest ASA	8,627	131,522
Norsk Hydro ASA	30,366	176,335
Orkla ASA	17,579	157,442
Schibsted ASA Class A	1,778	45,764
Schibsted ASA Class B	1,624	37,166
Statoil ASA	25,082	428,540
Telenor ASA	16,469	274,093
Yara International ASA	4,183	161,061

		1,837,943

Portugal (0.15%)
Energias de Portugal SA	54,555	184,783
Galp Energia SGPS SA	9,078	137,761
Jeronimo Martins SGPS SA	6,268	112,136

		434,680

Singapore (1.31%)
Ascendas Real Estate Investment Trust	48,762	87,844
CapitaLand Commercial Trust Ltd.	43,000	47,493
Capitaland Ltd.	58,892	152,824
CapitaLand Mall Trust	58,000	81,681
City Developments Ltd.	10,031	73,143
Comfortdelgro Corp. Ltd.	47,000	86,014
DBS Group Holdings Ltd.	39,967	554,284
Genting Singapore PLC	136,500	99,532
Global Logistic Properties Ltd.	60,100	119,440
Golden Agri-Resources Ltd.	166,702	45,881
Hutchison Port Holdings Trust	99,300	41,210
Jardine Cycle & Carriage Ltd.	2,083	65,311
Keppel Corp. Ltd.	33,202	164,722
Oversea-Chinese Banking Corporation Ltd.	68,935	478,998
SATS Ltd.	15,200	53,026

See accompanying notes to schedules of investments.	41

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Singapore (Cont.)
Sembcorp Industries Ltd.	21,200	$48,194
Singapore Airlines Ltd.	11,400	82,066
Singapore Exchange Ltd.	19,000	104,586
Singapore Press Holdings Ltd.	36,030	91,437
Singapore Technologies Engineering Ltd.	36,381	97,009
Singapore Telecommunications Ltd.	183,550	514,363
StarHub Ltd.	15,000	30,881
Suntec Real Estate Investment Trust	53,000	67,820
United Overseas Bank Ltd.	29,333	463,633
UOL Group Ltd.	10,797	53,798
Wilmar International Ltd.	44,000	111,034
Yangzijiang Shipbuilding Holdings Ltd.	48,000	38,775

		3,854,999

Spain (3.32%)
Abertis Infraestructuras SA	14,475	233,173
ACS Actividades de Construccion y Servicios SA	4,495	152,945
Aena SA (d)	1,551	245,378
Amadeus IT Group SA	9,931	503,869
Banco Bilbao Vizcaya Argentaria SA	148,587	1,152,386
Banco de Sabadell SA	118,931	217,972
Banco Popular Espanol SA (c)	74,342	72,170
Banco Santander SA	324,194	1,986,909
Bankia SA	108,509	123,397
Bankinter SA	15,383	129,168
CaixaBank SA	80,691	346,821
Distribuidora Internacional de Alimentacion SA	14,395	83,248
Enagas SA	4,514	117,258
Endesa SA	6,666	156,662
Ferrovial SA	10,799	216,122
Gas Natural SDG SA	7,857	172,163
Grifols SA	6,394	156,818
Iberdrola SA	124,296	889,076
Industria de Diseno Textil SA	24,727	871,554
International Consolidated Airlines Group SA	18,956	125,378
Mapfre SA	24,761	84,924
Red Electrica Corporacion SA	9,788	187,953
Repsol SA	26,030	401,953
Telefonica SA	101,942	1,140,262
Zardoya Otis SA	4,093	37,813

		9,805,372

Sweden (2.85%)
Alfa Laval AB	6,264	118,210
Assa Abloy AB Class B	22,416	461,046
Atlas Copco AB Class A	14,966	528,282
Atlas Copco AB Class B	9,023	286,782
Boliden AB	6,475	192,935
Electrolux AB Series B	5,586	155,287
Getinge AB B Shares	4,571	80,189
Hennes & Mauritz AB (H&M) B Shares	21,399	546,877
Hexagon AB B Shares	5,817	233,702

	Shares	Value
Common Stocks (Cont.)
Sweden (Cont.)
Husqvarna AB B Shares	9,274	$81,400
ICA Gruppen AB	1,730	59,040
Industrivarden AB C Shares	3,651	79,086
Investor AB B Shares	10,201	429,413
Kinnevik AB Class B	5,361	142,990
L E Lundbergforetagen AB B Shares	854	57,898
Lundin Petroleum AB (c)	4,059	82,352
Millicom International Cellular SA SDR	1,498	83,538
Nordea Bank AB	68,781	785,244
Sandvik AB	24,742	369,722
Securitas AB Class B	7,197	112,445
Skandinaviska Enskilda Banken AB Class A	33,969	377,954
Skanska AB Class B	7,668	180,561
SKF AB B Shares	9,025	178,573
Svenska Cellulosa AB Class B	13,326	429,792
Svenska Handelsbanken AB A Shares	33,447	458,743
Swedbank AB - A Shares	20,239	468,896
Swedish Match AB	4,229	137,574
Tele2 AB B Shares	7,142	68,187
Telefonaktiebolaget LM Ericsson B Shares	68,850	459,479
Telia Company AB	59,627	250,136
Volvo AB B Shares	34,395	507,827

		8,404,160

Switzerland (8.63%)
ABB Ltd. Reg.	42,329	990,135
Actelion Ltd. (c)	2,181	614,464
Adecco Group AG Reg.	3,673	260,903
Aryzta AG	1,931	61,979
Baloise Holding AG Reg.	1,041	143,110
Barry Callebaut AG Reg.	52	67,956
Chocoladefabriken Lindt & Sprungli AG Reg.	2	132,831
Chocoladefabriken Lindt & Sprungli AG	22	124,754
Compagnie Financiere Richemont SA Reg.	11,816	934,286
Credit Suisse Group AG Reg.	44,642	664,070
Dufry AG Reg. (c)	1,033	157,376
Ems-Chemie Holding AG Reg	173	100,779
Galenica AG	83	87,504
Geberit AG Reg.	858	369,874
Givaudan SA Reg.	207	372,813
Julius Baer Group Ltd.	5,026	250,886
Kuehne & Nagel International AG Reg.	1,222	172,628
LafargeHolcim Ltd. Reg.	10,274	607,219
Lonza Group AG Reg.	1,302	246,193
Nestle SA Reg.	70,279	5,392,044
Novartis AG Reg.	50,157	3,723,030
Pargesa Holding SA	681	48,135
Partners Group Holding AG	392	210,744
Roche Holding AG	15,797	4,034,216

42	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Switzerland (Cont.)
Schindler Holding AG	895	$173,165
Schindler Holding AG Reg.	476	90,244
SGS SA Reg	121	258,151
Sika AG	47	282,006
Sonova Holding AG Reg.	1,149	159,333
Swatch Group AG Reg., The	1,093	76,166
Swatch Group AG, The	682	244,230
Swiss Life Holding AG Reg.	736	237,483
Swiss Prime Site AG Reg.	1,448	127,431
Swiss Re AG	7,287	654,386
Swisscom AG	571	263,424
Syngenta AG Reg.	2,098	925,998
UBS Group AG	82,315	1,317,336
Zurich Insurance Group AG	3,386	903,925

		25,481,207

United Kingdom (17.71%)
3i Group PLC	21,674	203,529
Aberdeen Asset Management PLC	21,593	71,612
Admiral Group PLC	4,312	107,456
Anglo American PLC (c)	31,529	481,735
Antofagasta PLC	8,948	93,555
Ashtead Group PLC	11,565	239,516
Associated British Foods PLC	7,935	259,082
AstraZeneca PLC	28,036	1,725,580
Auto Trader Group PLC (d)	22,573	110,949
Aviva PLC	92,143	614,173
Babcock International Group PLC	5,898	65,176
BAE Systems PLC	70,653	568,749
Barclays PLC	380,377	1,072,769
Barratt Developments PLC	22,784	156,004
Berkeley Group Holdings PLC, The	2,931	117,769
BHP Billiton PLC	47,071	727,755
BP PLC	425,441	2,438,903
British American Tobacco PLC	41,542	2,758,544
British Land Company PLC	22,701	173,497
BT Group PLC	190,272	758,563
Bunzl PLC	7,625	221,638
Burberry Group PLC	9,560	206,496
Capita PLC	15,168	107,278
Carnival PLC	4,273	245,090
Centrica PLC	122,933	334,230
Cobham PLC	40,197	66,983
Coca-Cola HBC AG CDI	3,830	98,901
Compass Group PLC	37,259	703,028
Croda International PLC	2,979	133,022
DCC PLC	1,997	175,768
Diageo PLC	55,750	1,595,006
Direct Line Insurance Group PLC	29,969	130,442
Dixons Carphone PLC	20,990	83,524
easyJet PLC	3,283	42,202
Experian PLC	21,243	433,298
Fresnillo PLC	4,520	88,118
G4S PLC	35,279	134,504
GKN PLC	38,488	175,193
GlaxoSmithKline PLC	108,443	2,254,734

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
Glencore PLC (c)	273,498	$1,073,058
Hammerson PLC	18,272	130,719
Hargreaves Lansdown PLC	5,997	97,753
Hikma Pharmaceuticals PLC	3,239	80,392
HSBC Holdings PLC	447,274	3,647,577
IMI PLC	6,391	95,527
Imperial Brands PLC	21,371	1,035,418
Inmarsat PLC	10,040	106,985
InterContinental Hotels Group PLC	4,208	206,038
Intertek Group PLC	3,712	182,961
Intu Properties PLC	20,570	71,956
Investec PLC	14,760	100,601
ITV PLC	81,824	224,410
J Sainsbury PLC	36,877	122,115
Johnson Matthey PLC	4,437	171,221
Kingfisher PLC	50,949	208,163
Land Securities Group PLC	18,231	241,893
Legal & General Group PLC	133,698	414,253
Lloyds Banking Group PLC	1,448,452	1,203,553
London Stock Exchange Group PLC	7,190	285,655
Marks & Spencer Group PLC	37,478	158,242
Mediclinic International PLC	8,340	74,398
Meggitt PLC	16,132	90,003
Merlin Entertainments PLC (d)	16,303	97,963
Mondi PLC	8,441	203,794
National Grid PLC	84,908	1,078,174
Next PLC	3,204	173,417
Old Mutual PLC	112,540	282,849
Pearson PLC	18,861	161,281
Persimmon PLC	6,954	182,443
Petrofac Ltd.	5,227	60,184
Provident Financial PLC	3,116	117,004
Prudential PLC	57,813	1,221,236
Randgold Resources Ltd.	2,005	174,965
Reckitt Benckiser Group PLC	14,218	1,297,909
Reed Elsevier PLC (London)	24,442	478,950
Rio Tinto PLC	27,658	1,112,179
Rolls-Royce Holdings PLC	40,859	385,990
Royal Bank of Scotland Group PLC (c)	77,132	233,962
Royal Dutch Shell PLC Class A	98,294	2,581,278
Royal Dutch Shell PLC Class B	84,027	2,299,786
Royal Mail PLC	20,294	108,062
RSA Insurance Group PLC	23,915	175,734
Sage Group PLC, The	24,700	195,119
Schroders PLC	2,925	111,041
SEGRO PLC	22,354	127,769
Severn Trent PLC	5,419	161,725
Shire PLC	20,195	1,179,341
Sky PLC	23,289	284,785
Smith & Nephew PLC	20,131	306,701
Smiths Group PLC	9,113	184,852
SSE PLC	23,202	429,070
St. James’s Place PLC	11,984	159,457
Standard Chartered PLC (c)	73,213	699,889
Standard Life PLC	45,083	200,351
Tate & Lyle PLC	10,415	99,759

See accompanying notes to schedules of investments.	43

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
Taylor Wimpey PLC	74,910	$181,234
Tesco PLC (c)	183,582	426,899
Travis Perkins PLC	5,610	106,416
TUI AG (United Kingdom)	10,564	146,386
Unilever PLC	28,375	1,400,534
United Utilities Group PLC	15,647	194,767
Vodafone Group PLC	600,108	1,564,653
Weir Group PLC, The	4,938	118,601
Whitbread PLC	4,175	207,037
William Hill PLC	18,561	67,626
William Morrison Supermarkets PLC	49,550	148,995
Wolseley PLC	5,777	363,348
Worldpay Group PLC (d)	40,473	149,793
WPP PLC	28,785	631,854

		52,272,424

Total Common Stocks
(cost $261,166,762)		290,293,185

Preferred Stocks (0.52%)
Germany (0.52%)
Bayerische Moteren Werke (BMW) AG, 0.00%	1,238	97,494
Fuchs Petrolub SE, 0.00%	1,416	69,079
Henkel AG & Co. KGaA, 0.00%	3,970	508,647
Porsche Automobil Holding SE, 0.00%	3,312	180,690
Schaeffler AG, 0.00%	3,744	65,823
Volkswagen AG, 0.00%	4,183	609,567

		1,531,300

Total Preferred Stocks
(cost $893,431)		1,531,300

	Shares	Value
Short-term Investments (0.08%)
State Street Institutional U.S. Government Money Market Fund Premier Class	243,139	$243,139

Total Short-term Investments
(cost $243,139)		243,139

TOTAL INVESTMENTS (98.95%)
(cost $262,303,332)		292,067,624
CASH (e) AND OTHER ASSETS, NET OF LIABILITIES (1.05%)		3,088,237

NET ASSETS (100.00%)		$295,155,861

(a)	The Fund used data provided by an independent statistical fair value service to fair value its holdings listed on the Tel-Aviv Stock Exchange which did not trade on the last day of the period because the exchange was closed. This method of fair valuing foreign securities was established in the valuation procedures adopted by the Board of Trustees.

(b)	In accordance with the Trust’s valuation procedures, State Farm Investment Management Corp. (“SFIMC”) determined the fair value for the security considering the facts and circumstances related to the particular security. The fair value for this security was not determined using the Trust’s independent statistical fair value service.

(c)	Non-income producing security.

(d)	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, the value of these securities amounted to $1,492,299 or 0.51% of net assets.

(e)	At March 31, 2017, cash in the amount of $133,257 has been pledged to cover, in whole or in part, margin requirements for open futures contracts.

SDR - Swedish Depositary Receipt

ADR - American Depositary Receipt

44	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017

(Unaudited)

FUND FOREIGN CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$91,094,793	31.19
Japanese Yen	68,293,423	23.38
British Pound	52,272,424	17.90
Swiss Franc	25,481,207	8.72
Australian Dollar	22,256,858	7.62
Hong Kong Dollar	9,368,716	3.21
Swedish Krona	8,404,160	2.88
Danish Krone	4,785,367	1.64
Singapore Dollar	3,813,789	1.31
United States Dollar	3,228,376	1.10
Norwegian Krone	1,837,943	0.63
Israeli Shekel	730,928	0.25
New Zealand Dollar	499,640	0.17

Total Investments	$292,067,624	100.00%

SECTOR CLASSIFICATIONS

Sector	Value	%
Financials	$61,944,282	20.99
Industrials	41,765,647	14.15
Consumer Discretionary	35,828,707	12.14
Consumer Staples	33,209,259	11.25
Health Care	31,266,798	10.59
Materials	23,150,869	7.84
Information Technology	16,641,760	5.64
Energy	14,528,179	4.92
Telecommunication Services	12,747,168	4.32
Real Estate	10,783,912	3.65
Utilities	9,957,904	3.38

Total Stocks	291,824,485	98.87
Short-term Investments	243,139	0.08
Cash and Other Assets, Net of Liabilities	3,088,237	1.05

Net Assets	$295,155,861	100.00%

OPEN FUTURES CONTRACTS

Description	Contracts Purchased	Expiration	Notional Value	Market Value	Unrealized Gain (Loss)
ASX SPI 200 Index	3	June 2017	$329,908	$334,586	$4,678
Euro Stoxx 50 Index	27	June 2017	973,203	989,355	16,152
FTSE 100 Index	7	June 2017	637,692	636,836	(856)
Nikkei 225 Index	8	June 2017	690,147	678,453	(11,694)

Total					$8,280

See accompanying notes to schedules of investments.	45

STATE FARM VARIABLE PRODUCT TRUST STOCK AND BOND BALANCED FUND

SCHEDULE OF INVESTMENTS

March 31, 2017

(Unaudited)

	Shares	Value
Registered Investment Companies (99.85%)
State Farm Variable Product Trust Bond Fund (a)	3,452,592	$35,043,805
State Farm Variable Product Trust Large Cap Equity Index Fund (a)	2,881,325	58,750,224

Total Registered Investment Companies
(cost $70,099,342)		93,794,029

TOTAL INVESTMENTS (99.85%)
(cost $70,099,342)		93,794,029
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.15%)		140,361

NET ASSETS (100.00%)		$93,934,390

(a)	As of March 31, 2017, investments in issuers considered to be affiliates of the Stock and Bond Balanced Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Security	Shares Held at December 31, 2016	Shares Purchased	Shares Sold	Shares Held at March 31, 2017	Value at March 31, 2017
State Farm Variable Product Trust Bond Fund	3,429,316	23,276	—	3,452,592	$35,043,805
State Farm Variable Product Trust Large Cap Equity Index Fund	2,926,635	—	45,310	2,881,325	58,750,224

Total					$93,794,029

46	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2017

(Unaudited)

	Principal amount	Value
Corporate Bonds (73.79%)
Aerospace/Defense (1.63%)
Northrop Grumman Corp. 3.250%, 08/01/2023	$1,500,000	$1,533,902
Rockwell Collins Inc. 3.200%, 03/15/2024	500,000	499,429
3.500%, 03/15/2027	500,000	500,144

		2,533,475

Agriculture, Foods, & Beverage (4.57%)
PepsiCo Inc. 5.000%, 06/01/2018	1,000,000	1,042,161
Campbell Soup Co. 4.250%, 04/15/2021	1,000,000	1,064,924
Kellogg Co. 3.125%, 05/17/2022	1,000,000	1,015,920
Sysco Corp. 2.600%, 06/12/2022	1,000,000	983,689
Kellogg Co. 2.750%, 03/01/2023	1,000,000	982,337
PepsiCo Inc. 2.750%, 03/01/2023	1,000,000	1,003,182
Mondelez International Inc. 4.000%, 02/01/2024	500,000	524,345
General Mills Inc. 3.200%, 02/10/2027	500,000	489,820

		7,106,378

Automotive (2.85%)
Toyota Motor Credit Corp. 2.100%, 01/17/2019	1,000,000	1,008,520
2.750%, 05/17/2021	1,000,000	1,016,550
Daimler Finance NA LLC (a) 2.000%, 07/06/2021	500,000	486,304
American Honda Finance Corp. 2.300%, 09/09/2026	1,000,000	929,748
BMW US Capital LLC (a) 3.300%, 04/06/2027	1,000,000	995,469

		4,436,591

Banks (3.50%)
Wachovia Corp. 5.750%, 06/15/2017	500,000	504,368
Bank of New York Mellon Corp. 2.200%, 03/04/2019	1,000,000	1,007,413
Wells Fargo & Co. 3.000%, 01/22/2021	500,000	509,010
Toronto-Dominion Bank, The 1.800%, 07/13/2021	500,000	487,200
U.S. Bancorp 3.700%, 01/30/2024	500,000	524,778
Bank of New York Mellon Corp. 3.400%, 05/15/2024	500,000	509,849
Wells Fargo & Co. 3.000%, 02/19/2025	500,000	487,518

	Principal amount	Value
Corporate Bonds (Cont.)
Banks (Cont.)
U.S. Bancorp 2.375%, 07/22/2026	$1,000,000	$934,370
Wells Fargo & Co. 3.000%, 10/23/2026	500,000	478,726

		5,443,232

Chemicals (4.84%)
Rohm & Haas Co. 6.000%, 09/15/2017	500,000	509,842
E.I. du Pont de Nemours and Co. 6.000%, 07/15/2018	500,000	528,910
Praxair Inc. 2.450%, 02/15/2022	1,000,000	999,031
Dow Chemical Co., The 3.000%, 11/15/2022	1,000,000	1,010,266
E.I. du Pont de Nemours and Co. 2.800%, 02/15/2023	1,000,000	989,895
Praxair Inc. 2.700%, 02/21/2023	500,000	497,274
International Flavors & Fragrances Inc. 3.200%, 05/01/2023	500,000	500,398
Potash Corporation of Saskatchewan Inc. 3.625%, 03/15/2024	1,000,000	1,004,963
Praxair Inc. 3.200%, 01/30/2026	500,000	509,014
Ecolab Inc. 2.700%, 11/01/2026	500,000	475,258
Potash Corporation of Saskatchewan Inc. 4.000%, 12/15/2026	500,000	511,882

		7,536,733

Commercial Service/Supply (1.32%)
Pitney Bowes Inc. 5.750%, 09/15/2017	1,000,000	1,018,723
Cintas Corp. No. 2 3.250%, 06/01/2022	1,000,000	1,027,437

		2,046,160

Computer Software & Services (1.91%)
Automatic Data Processing Inc. 2.250%, 09/15/2020	500,000	505,742
Texas Instruments Inc. 2.750%, 03/12/2021	500,000	508,486
Automatic Data Processing Inc. 3.375%, 09/15/2025	500,000	515,957
Oracle Corp. 2.650%, 07/15/2026	500,000	476,104
Microsoft Corp. 2.400%, 08/08/2026	500,000	473,085

See accompanying notes to schedules of investments.	47

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Computer Software & Services (Cont.)
Analog Devices Inc. 3.500%, 12/05/2026	$500,000	$495,188

		2,974,562

Computers (1.31%)
International Business Machines Corp. 5.700%, 09/14/2017	1,000,000	1,020,091
3.450%, 02/19/2026	1,000,000	1,023,979

		2,044,070

Consumer & Marketing (2.93%)
Estee Lauder Companies Inc., The 5.550%, 05/15/2017	1,000,000	1,004,964
Kimberly-Clark Corp. 6.125%, 08/01/2017	500,000	507,462
Unilever Capital Corp. 4.250%, 02/10/2021	1,000,000	1,072,513
Procter & Gamble Co., The 2.300%, 02/06/2022	1,000,000	1,006,082
Kimberly-Clark Corp. 2.750%, 02/15/2026	1,000,000	974,693

		4,565,714

Electronic/Electrical Manufacturing (0.64%)
Emerson Electric Co. 2.625%, 02/15/2023	1,000,000	998,878

Financial Services (2.99%)
JPMorgan Chase & Co. 2.200%, 10/22/2019	500,000	502,426
4.350%, 08/15/2021	1,000,000	1,070,212
General Electric Capital Corp. 3.100%, 01/09/2023	287,000	294,988
JPMorgan Chase & Co. 3.200%, 01/25/2023	500,000	505,092
3.625%, 05/13/2024	500,000	511,348
GE Capital International Funding Co. 3.373%, 11/15/2025	744,000	763,535
Visa Inc. 3.150%, 12/14/2025	1,000,000	1,003,457

		4,651,058

Health Care (9.14%)
Wyeth 5.450%, 04/01/2017	500,000	500,000
Amgen Inc. 5.850%, 06/01/2017	500,000	503,346
Johnson & Johnson 5.550%, 08/15/2017	500,000	508,272
AstraZeneca PLC 5.900%, 09/15/2017	500,000	509,732
GlaxoSmithKline Capital Inc. 5.650%, 05/15/2018	1,000,000	1,046,203

	Principal amount	Value
Corporate Bonds (Cont.)
Health Care (Cont.)
Pfizer Inc. 2.100%, 05/15/2019	$500,000	$504,314
Amgen Inc. 2.200%, 05/22/2019	500,000	503,304
Gilead Sciences Inc. 2.550%, 09/01/2020	500,000	505,384
Medtronic Inc. 4.125%, 03/15/2021	1,000,000	1,062,251
Sanofi-Aventis 4.000%, 03/29/2021	1,000,000	1,060,136
GlaxoSmithKline Capital Inc. 2.800%, 03/18/2023	1,000,000	1,001,025
Pfizer Inc. 3.000%, 06/15/2023	1,000,000	1,019,812
Novartis Capital Corp. 3.400%, 05/06/2024	1,000,000	1,032,076
Pfizer Inc. 3.400%, 05/15/2024	500,000	519,341
Amgen Inc. 3.625%, 05/22/2024	500,000	512,409
Bayer U.S. Finance LLC (a) 3.375%, 10/08/2024	500,000	502,606
Gilead Sciences Inc. 3.650%, 03/01/2026	500,000	504,538
Roche Holdings Inc. (a) 2.625%, 05/15/2026	1,000,000	964,970
Baxter International Inc. 2.600%, 08/15/2026	500,000	468,508
Abbott Laboratories 3.750%, 11/30/2026	500,000	499,371
Bristol-Myers Squibb Co. 3.250%, 02/27/2027	500,000	498,680

		14,226,278

Machinery & Manufacturing (7.10%)
John Deere Capital Corp. 5.500%, 04/13/2017	500,000	500,451
Cooper U.S. Inc. 6.100%, 07/01/2017	1,000,000	1,010,394
Caterpillar Financial Services Corp. 5.850%, 09/01/2017	500,000	509,034
Thermo Fisher Scientific Inc. 2.400%, 02/01/2019	500,000	504,219
Danaher Corp. 2.400%, 09/15/2020	500,000	505,239
John Deere Capital Corp. 2.800%, 03/04/2021	500,000	510,308
Caterpillar Financial Services Corp. 2.850%, 06/01/2022	1,000,000	1,008,641
Deere & Co. 2.600%, 06/08/2022	1,000,000	1,001,254
Covidien International 3.200%, 06/15/2022	1,000,000	1,022,231
3M Co. 2.000%, 06/26/2022	500,000	493,074

48	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Machinery & Manufacturing (Cont.)
Caterpillar Financial Services Corp. 2.625%, 03/01/2023	$1,000,000	$989,401
Siemens Financieringsmaatschappij NV (a) 3.125%, 03/16/2024	1,000,000	1,007,152
John Deere Capital Corp. 3.400%, 09/11/2025	500,000	513,822
Thermo Fisher Scientific Inc. 3.650%, 12/15/2025	500,000	506,726
Bemis Company Inc. 3.100%, 09/15/2026	1,000,000	966,590

		11,048,536

Media & Broadcasting (2.55%)
Time Warner Inc. 2.100%, 06/01/2019	500,000	500,798
Comcast Corp. 3.125%, 07/15/2022	1,000,000	1,024,019
Time Warner Inc. 3.550%, 06/01/2024	500,000	500,803
Thomson Reuters Corp. 3.850%, 09/29/2024	500,000	511,302
Walt Disney Co., The 3.150%, 09/17/2025	500,000	510,088
1.850%, 07/30/2026	500,000	453,161
S&P Global Inc. (a) 2.950%, 01/22/2027	500,000	471,706

		3,971,877

Mining & Metals (0.67%)
Rio Tinto Finance USA PLC 3.500%, 03/22/2022	500,000	520,692
Barrick Gold Corp. 3.850%, 04/01/2022	500,000	523,720

		1,044,412

Oil & Gas (5.63%)
Canadian Natural Resources 5.700%, 05/15/2017	500,000	502,306
EOG Resources Inc. 5.875%, 09/15/2017	500,000	509,288
Husky Energy Inc. 6.200%, 09/15/2017	500,000	510,360
ConocoPhillips 5.200%, 05/15/2018	500,000	519,361
Apache Corp. 3.250%, 04/15/2022	1,000,000	1,005,131
Shell International Finance 2.375%, 08/21/2022	500,000	491,534
EOG Resources Inc. 2.625%, 03/15/2023	500,000	488,004
Chevron Corp. 3.326%, 11/17/2025	1,000,000	1,020,215

	Principal amount	Value
Corporate Bonds (Cont.)
Oil & Gas (Cont.)
Devon Energy Corp. 5.850%, 12/15/2025	$1,000,000	$1,147,011
Trans-Canada Pipelines 4.875%, 01/15/2026	1,000,000	1,108,684
Woodside Finance Ltd. (a) 3.700%, 09/15/2026	1,000,000	976,890
Occidental Petroleum Corp. 3.000%, 02/15/2027	500,000	481,006

		8,759,790

Retailers (5.25%)
Wal-Mart Stores Inc. 5.375%, 04/05/2017	1,000,000	1,000,000
5.800%, 02/15/2018	500,000	519,474
CVS Caremark Corp. 2.250%, 12/05/2018	1,000,000	1,006,502
Home Depot Inc. 4.400%, 04/01/2021	1,000,000	1,083,765
TJX Companies Inc., The 2.750%, 06/15/2021	500,000	508,678
Walgreen Co. 3.100%, 09/15/2022	500,000	503,228
Home Depot Inc. 2.700%, 04/01/2023	1,000,000	1,009,365
3.350%, 09/15/2025	500,000	514,219
Lowe’s Companies Inc. 3.375%, 09/15/2025	1,000,000	1,021,338
McDonald’s Corp. 3.500%, 03/01/2027	1,000,000	1,002,149

		8,168,718

Telecom & Telecom Equipment (2.59%)
AT&T Inc. 4.450%, 05/15/2021	1,000,000	1,065,118
Vodafone Group PLC 2.950%, 02/19/2023	1,000,000	982,616
Verizon Communications Inc. 4.150%, 03/15/2024	1,000,000	1,036,308
AT&T Inc. 3.400%, 05/15/2025	500,000	482,963
Verizon Communications Inc. 2.625%, 08/15/2026	500,000	456,572

		4,023,577

Transportation (2.60%)
Burlington Northern Santa Fe 3.000%, 03/15/2023	1,500,000	1,519,958
Norfolk Southern Corp. 3.850%, 01/15/2024	1,000,000	1,047,024
Canadian National Railway Co. 2.750%, 03/01/2026	1,000,000	983,312

See accompanying notes to schedules of investments.	49

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Transportation (Cont.)
FedEx Corp. 3.300%, 03/15/2027	$500,000	$490,591

		4,040,885

Utilities & Energy (9.77%)
Georgia Power Co. 5.700%, 06/01/2017	1,000,000	1,006,504
Jersey Central Power & Light 5.650%, 06/01/2017	1,000,000	1,006,071
Atmos Energy Corp. 6.350%, 06/15/2017	500,000	504,872
Kansas City Power & Light Co. 5.850%, 06/15/2017	1,000,000	1,008,623
Union Electric Co. 6.400%, 06/15/2017	500,000	504,630
Commonwealth Edison Co. 6.150%, 09/15/2017	500,000	510,252
Florida Power Corp. 5.800%, 09/15/2017	500,000	510,086
Virginia Electric & Power Co. 5.950%, 09/15/2017	500,000	509,767
Public Service Electric and Gas Co. 5.300%, 05/01/2018	500,000	520,372
Florida Power Corp. 5.650%, 06/15/2018	500,000	523,680
Pacificorp 5.650%, 07/15/2018	500,000	525,295
Appalachian Power Co. 4.600%, 03/30/2021	500,000	535,398
Southern California Edison Co. 3.875%, 06/01/2021	1,000,000	1,057,104
Baltimore Gas & Electric Co. 2.800%, 08/15/2022	500,000	500,799
Northern States Power Co. 2.150%, 08/15/2022	500,000	489,603
Pacific Gas & Electric 2.450%, 08/15/2022	1,000,000	984,698
Indiana Michigan Power Co. 3.200%, 03/15/2023	1,000,000	1,010,283
Kansas City Power & Light Co. 3.150%, 03/15/2023	1,000,000	1,006,245
Public Service Company of Colorado 2.500%, 03/15/2023	1,000,000	978,931
Virginia Electric & Power Co. 3.450%, 02/15/2024	1,000,000	1,026,775
Commonwealth Edison Co. 2.550%, 06/15/2026	500,000	475,326

		15,195,314

Total Corporate Bonds
(cost $113,405,435)		114,816,238

	Principal amount	Value
U.S. Treasury Obligations (18.75%)
U.S. Treasury Notes
3.500%, 02/15/2018	$10,000,000	$10,209,380
2.750%, 02/15/2019	7,500,000	7,710,060
3.625%, 02/15/2020	6,000,000	6,362,814
2.000%, 02/15/2025	5,000,000	4,889,650

Total U.S. Treasury Obligations
(cost $28,685,549)		29,171,904

	Shares	Value
Short-term Investments (8.17%)
JPMorgan U.S. Government Money Market Fund Capital Shares	12,705,136	$12,705,136

Total Short-term Investments
(cost $12,705,136)		12,705,136

TOTAL INVESTMENTS (100.71%)
(cost $154,796,120)		156,693,278
LIABILITIES, NET OF OTHER ASSETS (-0.71%)		(1,100,452)

NET ASSETS (100.00%)		$155,592,826

(a)	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, the value of these securities amounted to $5,405,097 or 3.47% of net assets.

50	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

March 31, 2017

(Unaudited)

	Principal amount	Value
Short-term Investments (100.08%)
Government Agency Securities (a) (50.58%)
Federal Home Loan Bank
0.540%, 04/05/2017	$1,400,000	$1,399,916
0.530%, 04/12/2017	2,000,000	1,999,676
0.540%, 04/19/2017	1,600,000	1,599,568
0.545%, 04/26/2017	3,500,000	3,498,675
0.535%, 05/22/2017	3,000,000	2,997,726
0.540%, 05/23/2017	2,000,000	1,998,440
Federal Home Loan Mortgage Corp.
0.770%, 07/06/2017	1,500,000	1,496,920

		14,990,921

	Shares	Value
Registered Investment Companies (6.01%)
JPMorgan U.S. Government Money Market Fund Capital Shares	1,780,486	$1,780,486

	Principal amount	Value
U.S. Government Obligations (43.49%)
U.S. Treasury Bill
0.632%, 04/13/2017	$2,000,000	$1,999,579
0.568%, 04/20/2017	2,000,000	1,999,401
0.720%, 05/11/2017	6,000,000	5,995,200
0.709%, 05/25/2017	1,500,000	1,498,405
0.720%, 06/01/2017	1,400,000	1,398,292

		12,890,877

Total Short-term Investments
(cost $29,662,284)		29,662,284

TOTAL INVESTMENTS (100.08%)
(cost $29,662,284)		29,662,284
LIABILITIES, NET OF OTHER ASSETS (-0.08%)		(24,888)

NET ASSETS (100.00%)		$29,637,396

(a)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 6, 2008, the Federal Housing Finance Agency placed the Federal Home Loan Mortgage Corp. (“Freddie Mac”) into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

See accompanying notes to schedules of investments.	51

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS

(Unaudited)

1.	Investment Objective

State Farm Variable Product Trust (the “Trust”) has nine separate investment portfolios (each a “Fund” and together, the “Funds”). The Trust is registered under the Investment Company Act of 1940 as an open-end, management investment company. Each Fund has its own investment objective, investment policies, restrictions, and attendant risks and is diversified as defined in the Investment Company Act of 1940. Each Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, “Financial Services - Investment Companies.” Shares of each Fund are offered exclusively in connection with variable deferred annuity and variable universal life insurance policies issued by State Farm Life Insurance Company and State Farm Life and Accident Assurance Company. State Farm Investment Management Corp. (“SFIMC”) is the Trust’s investment adviser.

The Large Cap Equity Fund seeks long-term growth of capital. The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of large capitalization companies.

The Small/Mid Cap Equity Fund seeks long-term growth of capital. The Fund primarily invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in common stock and other equity securities of small and mid-capitalization companies.

The International Equity Fund seeks long-term growth of capital. The International Equity Fund invests its assets primarily in securities issued by foreign companies. There is no restriction on the size of the companies in which the Fund invests.

The Large Cap Equity Index Fund (the “Large Cap Index Fund”) seeks to match the performance of the Standard and Poor’s Composite Index of 500 Stocks® (the “S&P 500”)1 by investing in the securities that make up the S&P 500. The S&P 500 tracks the common stock performance of 500 large U.S. companies.

The Small Cap Equity Index Fund (the “Small Cap Index Fund”) seeks to match the performance of the Russell 2000® Small Stock Index (the “Russell 2000”)2 by investing in some of the stocks found in the Russell 2000. The Russell 2000 tracks the common stock performance of about 2,000 small U.S. companies.

The International Equity Index Fund (the “International Index Fund”) seeks to match the performance of the MSCI Europe, Australasia and Far East Free Index® (the “EAFE Free”)3 by investing in some of the stocks found in the EAFE Free. The EAFE Free is a capitalization-weighted index that currently includes stocks of companies in 15 European countries, Australia, New Zealand, Israel, Hong Kong, Japan and Singapore.

The Stock and Bond Balanced Fund (the “Balanced Fund”) seeks long-term growth of capital, balanced with current income. The Balanced Fund invests in the Large Cap Index and Bond Funds of the Trust.

The Bond Fund seeks to realize over a period of years the highest yield consistent with prudent investment management through current income and capital gains. The Fund typically invests 80% or more of its assets in investment grade bonds or bonds determined to be of comparable quality.

The Money Market Fund seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their schedules of investments in accordance with U.S. generally accepted accounting principles (“GAAP”).

Securities Valuation

All investments in securities are recorded at their fair value. For more information refer to Note 3 Securities Valuation.

Securities Transactions

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed).

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. It is the Funds’ policy to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments reportable for federal income tax purposes.

For more information refer to Note 5 Income Taxes.

Foreign Currency Translations

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at March 31, 2017. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with realized and unrealized gains and losses on investment securities.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

Short Sales

The Large Cap Index, Small Cap Index, International Index Funds, and indirectly, the Balanced Fund, may enter into covered short sale transactions to dispose of certain securities received as part of corporate actions (e.g., corporate mergers or spin-offs) that no longer are included in the respective benchmark indices. These transactions are designed to help minimize the impact these non-index securities have on the overall performance of these Funds.

New Accounting Pronouncement

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amendments to modernize reporting and disclosure of information by registered investment companies. Amendments to Regulation S-X include standardized, enhanced disclosure about derivatives in investment company financial statements and changes to rules governing the form and content of such financial statements. The amendments to Regulation S-X are effective August 1, 2017. At this time, management is evaluating the impact these Regulation S-X amendments may have on the Trust’s financial statements, if any.

3.	Securities Valuation

Investments are valued at fair value pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board”). The valuation procedures assign to SFIMC the responsibility for determining fair value using the processes and factors as outlined in the valuation procedures. If SFIMC cannot determine fair value based on the valuation procedures, the Board or the Executive Committee of the Board will determine fair value.

Fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in three broad levels as follows:

•	Level 1 - Unadjusted quoted prices in active markets that are accessible to the Funds for identical assets or liabilities.

•	Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, quoted prices for similar instruments in active markets, interest rates, yield curves and credit spreads. For assets or liabilities with a specified (contractual) term, a Level 2 input must be observable for substantially the full term of the asset or liability.

•	Level 3 - Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available. These inputs, based on the best information available in the circumstances, would include reasonably available information about the assumptions that a market participant would use in valuing the asset or liability and might include SFIMC’s own data.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure the fair value of an asset or liability might be categorized within different levels of the fair value hierarchy. In those cases, the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement. Changes in valuation techniques may result in transfers into or out of an assigned level within the fair value hierarchy. The end of the reporting period method is used for determining when transfers between levels of the fair value hierarchy are deemed to have occurred.

Stocks, closed-end registered investment companies and exchange-traded funds (“ETFs”) traded on securities exchanges, or in an over-the-counter (“OTC”) market in which transaction prices are reported, are valued at the last sales price on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on NASDAQ are valued at the NASDAQ Official Closing Price. Long-term debt securities and U.S. Treasury bills are generally valued using quotations provided by an independent pricing service. All of the securities of the Money Market Fund and short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) are generally valued on an amortized cost basis, which approximates market value. Investments in open-end investment companies are valued each day based on the closing net asset value of the respective fund. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Spot and forward foreign currency contracts are valued daily using quoted forward exchange rates. Short sales, if any, are valued at market value.

Portfolio securities that are primarily traded on foreign securities exchanges (“foreign securities”) are valued at the closing values of such securities on the respective exchange where each security is primarily traded. SFIMC may determine that a market quotation for a foreign security held by a Fund is not reliable because of events or circumstances that have occurred between the time of the market quotation and the time the net asset value of the Fund is calculated (“subsequent event”). A subsequent event might include company-specific developments, a development that might affect an entire market or region, a potential global development or a significant change in one or more U.S. securities indices. If SFIMC determines that the market quotation for a foreign security is not reliable, SFIMC may use an independent statistical fair value service to assist in determining value, or SFIMC may determine the foreign security’s value in SFIMC’s reasonable judgment.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

For securities other than foreign securities, for which market prices are not readily available or are considered unreliable, SFIMC is required to obtain bid price quotations from brokers or dealers in the securities. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s value in SFIMC’s reasonable judgment.

In determining a value based on reasonable judgment, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining value for a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, the last traded price of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, ETFs, index futures or other financial instruments in the U.S. or other markets. All securities valued based on SFIMC’s reasonable judgment are subsequently reported to the Board on a quarterly basis.

SFIMC reviews the pricing methodologies of the Funds’ approved pricing vendors, including understanding a vendor’s key inputs and assumptions in valuing securities. SFIMC also engages in transaction back-testing with respect to portfolio securities sold by the Funds to compare unrealized gains and losses to realized gains and losses.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each Fund’s assets and liabilities as of March 31, 2017:

	Investments in Securities				Derivative Instruments

Fund	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Large Cap Equity Fund					$—	$—	$—	$—
Common Stocks (a)	$68,442,950	$—	$—	$68,442,950
Short-term Investments	1,436,631	—	—	1,436,631
Small/Mid Cap Equity Fund					—	—	—	—
Common Stocks (a)	66,751,004	—	—	66,751,004
Short-term Investments	2,309,333	—	—	2,309,333
International Equity Fund					—	—	—	—
Common Stocks (a)	44,090,828	—	—	44,090,828
Preferred Stocks (a)	557,329	—	—	557,329
Short-term Investments	1,219,327	—	—	1,219,327
Large Cap Index Fund					(19,187)	—	—	(19,187)
Common Stocks (a)	640,700,825	—	—	640,700,825
Short-term Investments	12,108,508	—	—	12,108,508
Small Cap Index Fund					37,481	—	—	37,481
Common Stocks (a)	312,973,143	25,890	0	312,999,033
Short-term Investments	4,318,180	—	—	4,318,180
International Index Fund					8,280	—	—	8,280
Common Stocks (a)	289,474,603	818,582	0	290,293,185
Preferred Stocks (a)	1,531,300	—	—	1,531,300
Short-term Investments	243,139	—	—	243,139
Balanced Fund					—	—	—	—
Registered Investment Companies	93,794,029	—	—	93,794,029
Bond Fund					—	—	—	—
Corporate Bonds (a)	—	114,816,238	—	114,816,238
U.S. Treasury Obligations	—	29,171,904	—	29,171,904
Short-term Investments	12,705,136	—	—	12,705,136
Money Market Fund					—	—	—	—
Short-term Investments	1,780,486	27,881,798	—	29,662,284

(a) Industry classification and/or country is disclosed in the Schedules of Investments.

On December 31, 2016, the International Equity Fund and International Index Fund used data provided by an independent statistical fair value service to fair value common stocks and preferred stocks primarily traded on exchanges that closed before the regular close of trading of the New York Stock Exchange in accordance with valuation procedures approved by the Trust’s Board of Trustees, and were therefore valued using Level 2 inputs. On March 31, 2017, all of the common stocks and preferred stocks in the International Equity Fund and International Index Fund (except for International Index

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

Fund’s holdings listed on the Tel-Aviv Stock Exchange which did not trade on the last day of the period because the exchange was closed), were valued at last traded price because the Trust’s valuation procedures did not require the use of the independent statistical fair value service. Accordingly, using the end of the reporting period method for determining when transfers between levels are recognized, common stocks and preferred stocks valued on March 31, 2017 at $30,156,584 were transferred from Level 2 to Level 1 in the International Equity Fund and $285,054,586 of common stocks and preferred stocks were transferred from Level 2 to Level 1 in the International Index Fund.

For the remaining Funds, there were no transfers of securities between Level 1 and Level 2 as of March 31, 2017 as compared to December 31, 2016.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Small Cap Index Fund Investments in Securities (a)
Balance as of December 31, 2016	$33,010
Realized gain (loss)	33,219
Change in unrealized appreciation (depreciation)	(33,010)
Purchases	—
Issuances	—
Sales	(33,219)
Transfers in	—
Transfers out	—

Balance as of March 31, 2017	$0

(a) Using the end of the reporting period method for determining when transfers between levels are recognized.

The International Index Fund did not hold any Level 3 securities valued at other than zero as of December 31, 2016 or for the period ended March 31, 2017. The remaining Funds (other than the Small Cap Index Fund, as noted in the preceding table) did not hold any Level 3 securities as of December 31, 2016, or for the period ended March 31, 2017.

Derivative instruments, such as futures and foreign currency contracts, are valued at the unrealized appreciation (depreciation) of the instrument. For more information, see Note 4 Derivative Instruments.

4.	Derivative Instruments

The Large Cap Index, Small Cap Index, and International Index Funds, and, indirectly, the Balanced Fund, are subject to equity price risk in the normal course of pursuing their investment objectives. These Funds, other than the Balanced Fund, entered into stock index futures contracts to gain exposure to market fluctuations, as the use of these instruments was more efficient or cost effective than actually buying the underlying securities. These contracts obligated those Funds to make or take delivery of a derivative instrument or the cash value of a securities index at a specified future date at a specified price. Unrealized gains and losses on open futures contracts are reflected in other assets in the Schedules of Investments. Upon entering into a futures contract, these Funds bore the risk of futures contracts’ prices moving unexpectedly, in which case, the Funds might not have been able to achieve the anticipated benefits of the futures contract and might realize a loss. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearing house, as the ultimate counterparty to all exchange traded futures, guarantees the futures against default.

The International Equity and International Index Funds are subject to foreign currency exchange risk in the normal course of pursuing their investment objectives. In an attempt to decrease exposure to this risk, both Funds may engage in portfolio hedging with the objective to protect against variations in exchange rates. Portfolio hedging involves the selling of forward foreign currency contracts with respect to the actual or anticipated portfolio security position denominated or quoted in the particular currency. These Funds bear the market risk that arise from changes in foreign currency rates and the potential for any credit risk should a counterparty fail to perform under a forward foreign currency contract, and as a result, might realize a loss. As of March 31, 2017, neither Fund has entered into a forward foreign currency contract.

For unrealized gain (loss) of derivative instruments held by the Funds, see the Schedules of Investments.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

5.	Income Taxes

As of March 31, 2017, each Fund’s aggregate securities holdings’ unrealized gains and losses based on cost for federal income tax purposes were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Large Cap Equity Fund	$59,096,979	$11,977,208	$(1,194,606)	$10,782,602
Small/Mid Cap Equity Fund	60,350,965	10,406,848	(1,697,476)	8,709,372
International Equity Fund	40,370,766	6,773,991	(1,277,273)	5,496,718
Large Cap Index Fund	426,848,853	272,802,737	(46,842,257)	225,960,480
Small Cap Index Fund	234,885,520	115,168,842	(32,737,149)	82,431,693
International Index Fund	264,574,937	92,324,848	(64,832,161)	27,492,687
Balanced Fund	70,099,380	24,205,899	(511,250)	23,694,649
Bond Fund	154,796,120	2,709,383	(812,225)	1,897,158
Money Market Fund	29,662,284	—	—	—

The differences, if any, between the cost of investments for federal income tax purposes and the cost of investments reflected on the Schedules of Investments are primarily related to the timing of recognition of gains and losses and investment income.

(1) The S&P 500 Index is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by State Farm Life Insurance Company, State Farm Life and Accident Assurance Company and State Farm Variable Product Trust (together the “Licensees”). Standard & Poor’s®,S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the Licensees. Licensees’ products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.

(2) Russell Investment Group (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell 2000® Index. Russell® is a trademark of Russell. The Small Cap Equity Index Fund is not sponsored, endorsed, sold or promoted by, nor in any way affiliated with the Russell. Russell is not responsible for and has not reviewed the Small Cap Equity Index Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

(3) The EAFE® Free Index is a trademark, service mark and the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and its affiliates and has been licensed for use by the State Farm Variable Product Trust (the “Trust”). The International Equity Index Fund (the “Fund”), based on the EAFE Free Index, has not been passed on by MSCI as to its legality or suitability, and is not issued, sponsored, endorsed, sold or promoted by MSCI. MSCI makes no warranties and bears no liability with respect to the Fund. MSCI has no responsibility for and does not participate in the management of the Fund assets or sale of the Fund shares. The Trust’s Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with the Trust and the Fund.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Variable Product Trust

By	/s/ Joe R. Monk Jr.
Joe R. Monk Jr.
President

Date	May 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Joe R. Monk Jr.
Joe R. Monk Jr.
President

Date	May 18, 2017

By	/s/ Paul J. Smith
Paul J. Smith
Senior Vice President and Treasurer

Date	May 18, 2017